ANNUAL REPORTS OF
                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                  AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
                        CALVERT SOCIAL BALANCED PORTFOLIO
                   FIDELITY INVESTMENTS(R) VARIABLE INSURANCE
                                 PRODUCTS FUND:
                             EQUITY-INCOME PORTFOLIO
                   FIDELITY INVESTMENTS(R) VARIABLE INSURANCE
                                PRODUCTS FUND II:
                     CONTRAFUND AND ASSET MANAGER PORTFOLIOS

                                DECEMBER 31, 2000

        This report is not to be construed as an offering for sale of any
         Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
Annual Report of Mutual of America Investment Corporation
   President's Message ....................................................    1
   Portfolio Management Discussions .......................................    2
   Portfolio of Investments in Securities:
     Money Market Fund ....................................................   10
     All America Fund .....................................................   12
     Equity Index Fund ....................................................   20
     Mid-Cap Equity Index Fund ............................................   25
     Bond Fund ............................................................   29
     Short-Term Bond Fund .................................................   32
     Mid-Term Bond Fund ...................................................   34
     Composite Fund .......................................................   36
     Aggressive Equity Fund ...............................................   39
   Statement of Assets and Liabilities ....................................   41
   Statement of Operations ................................................   42
   Statements of Changes in Net Assets ....................................   43
   Financial Highlights ...................................................   45
   Notes to Financial Statements ..........................................   51
   Report of Independent Public Accountants ...............................   56

Annual Report of Scudder Variable Life Investment Fund

Annual Report of VP Capital Appreciation Fund of American Century Variable Portfolios, Inc.

Annual Report of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc.

Annual Report of Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio

Annual Report of Fidelity Investments Variable Insurance Products Fund II:
Contrafund Portfolio

Annual Report of Fidelity Investments Variable Insurance Products Fund II: Asset Manager Portfolio

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

      The results of the Funds offered by Mutual of America Investment Corporation for the year 2000 are presented for your review.

      2000 was a volatile year in both the stock and bond markets. The U.S. equities markets had a difficult year after a period of significant positive performance in recent years. It was a particularly difficult period for technology stocks. During the fourth quarter, the NASDAQ fell nearly 31% to end the year down 39%. The broad stock market, as measured by the S&P 500, declined 7.8% during the fourth quarter and was down 9.1% for the year. This rapid slowing of the economy prompted the Federal Reserve Bank to cut both the Federal Funds Rate and the Discount Rate as the new year dawned, following six successive increases which began in mid-1999.

      Some of the factors that increased uncertainties regarding the economy were and continue to be:P a new administration, which will have to function without a majority in Congress and will make it difficult to accomplish some of the initiatives the President might wish, high energy prices and sluggishness in many global economies.

      The unemployment rate remained low at 4% in December. However, some of the data behind this number indicates some weaknesses that may be contributing to the drop in consumer confidence. The all important earnings season is underway now and this will give a preliminary indication of what companies are expecting for the coming year.

      Despite the significant market volatility during the year, we believe our Funds' long-term performance has and will continue to provide participants with an excellent array of investment choices with which to accumulate funds for retirement.

      The total return performance for each of the Mutual of Americal Investment Corporation Funds is reflected below.

                  Total Returns -- Year Ended December 31, 2000

      Money Market Fund ................................           + 6.2%
      All America Fund .................................           - 5.0%
      Equity Index Fund ................................           - 9.1%
      Mid-Cap Equity Index Fund ........................           +16.7%
      Bond Fund ........................................           + 8.9%
      Short-Term Bond Fund .............................           + 7.8%
      Mid-Term Bond Fund ...............................           + 4.8%
      Composite Fund ...................................           - 0.5%
      Aggressive Equity Fund ...........................           - 1.2%

      The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company or The American Life Insurance Company of New York. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical performance compared with an appropriate index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow. Thank you for your continued investment in our Funds.

                                        Sincerely,

                                        /s/ Dolores J. Morrissey
                                        ------------------------
                                        Dolores J. Morrissey
                                        Chairman of the Board and President,
                                        Mutual of America Investment Corporation

                                MONEY MARKET FUND

      The Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high quality commercial paper, the Fund returned 6.2% for the year ended December 31, 2000. Short-term rates rose substantially during this period, as the Federal Reserve Board raised the Federal Funds rate in an attempt to quell prospective inflation. The seven-day effective yield as of February 13, 2001 is 5.6%. As with all performance reporting, this yield is not necessarily indicative of future annual yields.

                                ALL AMERICA FUND

      The All America Fund's investment objective is to outperform the Standard & Poor's 500 Index. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index, while the remaining 40% of the Fund is actively managed. The actively managed portion of the Fund utilizes four different investment approaches, approximately equally distributed in large cap growth, small cap growth, large cap value and small cap value. Mutual of America Capital Management Corporation manages approximately one-half of these actively managed assets with two sub-advisors managing the remainder.

      The Fund's return for the twelve month period ended December 31, 2000 was -5.0% ahead of the benchmark S&P 500 Index's return of -9.1%. The internally managed large and small cap value portions, with positive performance, outperformed the growth portions of the Fund, which recorded negative returns.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                            All America Fund               S & P 500
                            ----------------               ---------
   1/1/1990                      10,000                      10,000
   1/1/1991                      12,442                      13,054
   1/1/1992                      12,837                      14,057
   1/1/1993                      14,397                      15,461
   1/1/1994                      14,581                      15,666
   1/1/1995                      19,914                      21,554
   1/1/1996                      24,041                      26,511
   1/1/1997                      30,483                      35,356
   1/1/1998                      36,962                      45,457
   1/1/1999                      46,498                      55,021
   1/1/2000                      44,176                      50,008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                All America Fund*

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-     Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $ 9,501         -5.0%     -5.0%
             5 Years            $22,183        121.8%     17.3%
             Since 5/2/94*      $31,321        213.2%     18.7%
             10 Years           $44,176        341.8%     16.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 S & P 500 Index

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $ 9,089         -9.1%     -9.1%
             5 Years            $23,200        132.0%     18.3%
             Since 5/2/94       $33,014        230.1%     19.6%
             10 Years           $50,008        400.1%     17.5%
--------------------------------------------------------------------------------

* Prior to May 2, 1994, the Fund was known as the Stock Fund, had a different investment objective and did not have any subadvisers. Performance data which includes periods prior to 5/2/94, reflects performance results achieved in accordance with the previous objective of the Fund.

      The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the index does not.

                                EQUITY INDEX FUND

      The Equity Index Fund invests in the 500 stocks that comprise the S&P 500 Index. The S&P Index is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market System. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be industry leaders. The Fund's performance for the twelve months ended December 31, 2000 was -9.0%, in line with the benchmark's return of -9.1%. Technology, which led the way in 1999, reversed its path and declined significantly during 2000. Concerns over declines in capital spending, emerging dot.com and telecommunications companies, and a possible economic slowdown caused investors to leave the highly valued stocks in this sector. Financials and Healthcare were among the best performing sectors in the Index. Utilities was the strongest sector, but with a small weight within the Index, its impact was muted.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                          Equity Index Fund               S & P 500
                          -----------------               ---------
   2/1993                      10,000                      10,000
   12/1993                     10,619                      10,729
   12/1994                     10,781                      10,871
   12/1995                     14,729                      14,957
   12/1996                     18,079                      18,397
   12/1997                     24,063                      24,534
   12/1998                     30,940                      31,543
   12/1999                     37,321                      38,180
   12/2000                     33,955                      34,702

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Equity Index Fund

                                                  Total Return
              Period              Growth       ------------------
              Ended                 of          Cumu-     Average
              12/31/00           $10,000       lative     Annual
              ---------------------------------------------------
              1 Year             $ 9,098         -9.0%     -9.0%
              5 Years            $23,053        130.5%     18.2%
              Since 2/5/93
               (Inception)       $33,955        239.6%     16.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 S & P 500 Index

                                                  Total Return
              Period              Growth       ------------------
              Ended                 of          Cumu-    Average
              12/31/00           $10,000       lative     Annual
              ---------------------------------------------------
              1 Year             $ 9,089         -9.1%     -9.1%
              5 Years            $23,200        132.0%     18.3%
              Since 2/5/93
               (Inception)       $34,702        247.0%     17.0%
--------------------------------------------------------------------------------

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the index does not.

                            MID-CAP EQUITY INDEX FUND

      The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P 400 Mid-Cap Index. The S&P Mid-Cap Index is a market-weighted index of 400 stocks that are traded on the New York StockExchange, American Stock Exchange and NASDAQ National Market System. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      The Fund's performance was 16.7% during the twelve-month period ended December 31, 2000 versus the S&P 400 Index return of 17.5%. The S&P Mid-Cap Index outperformed both the larger cap S&P 500 and the S&P SmallCap Index as investors continued their preference for attractive growth rates at lower price-earnings ratios appearing to have avoided higher valued large cap companies and many smaller cap companies.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                           Mid Cap Equity              S&P Mid Cap
                             Index Fund                 400 Index
                             ----------                 ---------
   5/1999                      10,000                    10,000
   12/1999                     11,174                    11,180
   12/2000                     13,039                    13,138

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Mid-Cap Equity Index Fund

                                                Total Return
            Period              Growth       ------------------
            Ended                 of          Cumu-    Average
            12/31/00           $10,000       lative     Annual
            ---------------------------------------------------
            1 Year             $11,669         16.7%     16.7%
            Since 5/3/99
             (Inception)       $13,039         30.4%     17.3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              S&P MidCap 400 Index

                                                Total Return
            Period              Growth       ------------------
            Ended                 of          Cumu-    Average
            12/31/00            $10,000      lative     Annual
            ---------------------------------------------------
            1 Year             $11,751         17.5%     17.5%
            Since 5/3/99
             (Inception)       $13,138         31.4%     17.9%
--------------------------------------------------------------------------------

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the index does not.

                                    BOND FUND

      The Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. For the twelve months ended December 31, 2000, the Fund returned 8.9%. Its benchmark, the Lehman Brothers Government/Credit Index, which is over 50% invested in U.S. Government issues, returned 11.8% for the same period. The Fund overemphasized higher yielding, but lower quality, longer corporate bonds, which caused it to underperform its Index over the past twelve months.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                              Bond Fund                 Lehman G/C
                              ---------                 ----------
   12/1990                     10,000                     10,000
   12/1991                     11,569                     11,613
   12/1992                     12,564                     12,494
   12/1993                     14,228                     13,872
   12/1994                     13,779                     13,387
   12/1995                     16,454                     15,963
   12/1996                     17,039                     16,426
   12/1997                     18,815                     18,029
   12/1998                     20,160                     19,736
   12/1999                     19,776                     19,312
   12/2000                     21,529                     21,599

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Bond Fund

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $10,886          8.9%      8.9%
             5 Years            $13,085         30.8%      5.5%
             10 Years           $21,529        115.3%      8.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     Lehman Bros. Gov't./ Credit Bond Index

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $11,184         11.8%     11.8%
             5 Years            $13,529         35.3%      6.2%
             10 Years           $21,599        116.0%      8.0%
--------------------------------------------------------------------------------

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the index does not.

                              SHORT-TERM BOND FUND

      The Short-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate, U.S. Government agency and mortgage backed securities, which yield more than U.S. Treasury issues. The Fund's strategy focuses on tightly structured U.S. Government agency mortgage securities, which are relatively less volatile than other securities of similar maturity. The Fund returned 7.8% for the twelve months ended December 31, 2000, compared to its benchmark, the Salomon Bros. 1-3 year Index, which returned 8.1% for the same period.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                                                         Salomon Bros.
                           Short Term Bond                 1-3 Yr
                           ---------------                 ------
   2/1993                      10,000                      10,000
   12/1993                     10,449                      10,448
   12/1994                     10,600                      10,511
   12/1995                     11,421                      11,655
   12/1996                     11,985                      12,257
   12/1997                     12,709                      13,074
   12/1998                     13,428                      13,985
   12/1999                     13,999                      14,444
   12/2000                     15,088                      15,630

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Short-Term Bond Fund

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $10,778          7.8%      7.8%
             5 Years            $13,211         32.1%      5.7%
             Since 2/5/93
              (Inception)       $15,088         50.9%      5.3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Salomon Bros. 1-3 Year Bond Index

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $10,815          8.1%      8.1%
             5 Years            $13,402         34.0%      6.0%
             Since 2/5/93
              (Inception)       $15,621         56.2%      5.8%
--------------------------------------------------------------------------------

The line representing the performance return of the Short-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the index does not.

                               MID-TERM BOND FUND

      The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. During 2000, corporate bond yields widened substantially as investors anticipated the possible effects of an economic slowdown induced by the Federal Reserve as it raised the Federal Funds rate. This caused the Fund to return 4.8% for the twelve months ended December 31, 2000, less than the 10.6% return of the Salomon Brothers 3-7 Year Bond Index, which is dominated by U.S. Government issues.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                                                        Salomon Bros.
                            Mid Term Bond                  3-7 Yr.
                            -------------                  -------
   2/1993                      10,000                      10,000
   12/1993                     10,727                      10,722
   12/1994                     10,355                      10,436
   12/1995                     12,042                      12,197
   12/1996                     12,511                      12,669
   12/1997                     13,429                      13,717
   12/1998                     14,282                      14,939
   12/1999                     14,479                      14,938
   12/2000                     15,181                      16,527

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Mid-Term Bond Fund

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $10,485          4.8%      4.8%
             5 Years            $12,607         26.1%      4.7%
             Since 2/5/93
              (Inception)       $15,181         51.8%      5.4%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Salomon Bros. 3-7 Year Bond Index

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $11,064         10.6%     10.6%
             5 Years            $13,549         35.5%      6.3%
             Since 2/5/93
              (Inception)       $16,527         65.3%      6.6%
--------------------------------------------------------------------------------

The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the index does not.

                                 COMPOSITE FUND

      The Composite Fund's investment objective is the achievement of a high total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk. This is carried out through investment in both stocks and fixed income securities. The Fund invests in as many as 100 stocks that are in the S&P 500 Index. The Fund invests in the top 25 stocks by market capitalization within the Index and maintains similar sector weights to the Index. The Bond portion of the Fund invests primarily in corporate and U.S. Government agency issues, which yield more than U.S. Treasury securities. For the twelve months ended December 31, 2000, the Lehman Bros. Government/Credit Index returned 11.8% and the S&P 500 Index returned -9.1%. During the same period, the Composite Fund returned -0.5%.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                                                                   Salomon Bros.
                Composite Fund     Lehman G/C        S & P 500     3 Mo. T-Bill
                --------------     ----------        ---------     ------------
   12/1990          10,000           10,000           10,000          10,000
   12/1991          11,814           11,613           13,054          10,575
   12/1992          12,516           12,494           14,057          10,958
   12/1993          14,665           13,872           15,461          11,296
   12/1994          14,215           13,387           15,666          11,775
   12/1995          17,328           15,963           21,554          12,453
   12/1996          19,389           16,426           26,511          13,107
   12/1997          22,822           18,029           35,355          13,795
   12/1998          26,122           19,736           45,456          14,492
   12/1999          30,088           19,312           55,020          15,179
   12/2000          29,928           21,599           50,008          16,083

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Composite Fund

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00            $10,000      lative     Annual
             ---------------------------------------------------
             1 Year              $9,947         -0.5%     -0.5%
             5 Years            $17,271         72.7%     11.5%
             10 Years           $29,928        199.3%     11.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 S & P 500 Index

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00            $10,000      lative     Annual
             ---------------------------------------------------
             1 Year              $9,089         -9.1%     -9.1%
             5 Years            $23,200        132.0%     18.3%
             10 Years           $50,007        400.1%     17.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Lehman Bros Gov't/Corp. Bond Index

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00            $10,000      lative     Annual
             ---------------------------------------------------
             1 Year             $11,184         11.8%     11.8%
             5 Years            $13,529         35.3%      6.2%
             10 Years           $21,599        116.0%      8.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Salomon Bros. 3-Month T-Bill Index

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00            $10,000      lative     Annual
             ---------------------------------------------------
             1 Year             $10,596          6.0%      6.0%
             5 Years            $12,914         29.1%      5.2%
             10 Years           $16,083         60.8%      4.9%
--------------------------------------------------------------------------------

 The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the index does not.

                             AGGRESSIVE EQUITY FUND

      The Fund's objective is capital appreciation through investing in both growth and value stocks, with respective weightings determined by market conditions. Over the twelve-month period ended December 31, 2000, value stocks rebounded from 1999 while growth stocks in the Russell 2000 Index suffered their worst annual negative return. Technology, the sector that had been leading the way, reversed its path and fell significantly. Declines in capital spending, particularly in the Telecommunications sector, appear to have been the catalyst for the decline in the Technology sector. Energy was the strongest sector, but with a small weighting within the Index, it did not contribute the most; Healthcare was the largest positive contributor. The Fund returned -1.2% for the twelve-month period, outperforming its benchmark, the Russell 2000 Index, which returned -3.0%.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                           Aggressive Equity            S & P 500
                           -----------------            ---------
   5/1994                      10,000                     10,000
   12/1994                     10,597                     9,845
   12/1995                     14,640                     12,645
   12/1996                     18,678                     14,730
   12/1997                     22,556                     18,024
   12/1998                     21,395                     17,564
   12/1999                     30,656                     21,298
   12/2000                     30,300                     20,653

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Aggressive Equity Fund

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $ 9,884         -1.2%     -1.2%
             5 Years            $20,697        107.0%     15.7%
             Since 5/2/94
              (Inception)       $30,300        203.0%     18.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Russell 2000 Index

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $ 9,697         -3.0%     -3.0%
             5 Years            $16,332         63.3%     10.3%
             Since 5/2/94
              (Inception)       $20,653        106.5%     11.5%
--------------------------------------------------------------------------------

The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the index does not.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                                 Discount                Face        Amortized
                                                      Rating*      Rate    Maturity     Amount         Cost
                                                     --------    --------  ---------  -----------   -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER
   Alltel Corp. .................................       A1/P1      6.52%   02/06/01   $2,106,000    $ 2,091,430
   Alltel Corp. .................................       A1/P1      6.50    02/14/01    1,955,000      1,938,719
   American Express Credit Corp. ................       A1/P1      6.54    01/31/01    2,048,000      2,036,073
   Associates Corp. .............................      A1+/P1      6.53    01/10/01      228,000        227,539
   Associates Corp. .............................      A1+/P1      6.53    01/12/01    3,588,000      3,579,424
   Associates Corp. .............................      A1+/P1      6.55    01/17/01    1,400,000      1,395,365
   Associates Corp. .............................      A1+/P1      6.57    01/19/01    1,000,000        996,314
   AT&T Corp. ...................................      A1+/P1      6.60    01/05/01    2,000,000      1,997,773
   AT&T Corp. ...................................      A1+/P1      6.65    01/09/01    1,389,000      1,386,413
   AT&T Corp. ...................................      A1+/P1      6.53    01/11/01      629,000        627,612
   AT&T Corp. ...................................      A1+/P1      6.99    01/26/01      149,000        148,214
   Avery Dennison Corp. .........................       A1/P1      6.45    01/02/01    2,955,000      2,953,411
   Bear Stearns Co., Inc. .......................       A1/P1      6.55    01/11/01    1,000,000        997,794
   Bear Stearns Co., Inc. .......................       A1/P1      6.53    01/19/01    1,000,000        996,327
   Bear Stearns Co., Inc. .......................       A1/P1      6.50    02/02/01    1,422,000      1,413,157
   Bemis, Inc. ..................................       A1/P1      6.55    01/12/01    1,000,000        997,613
   Bemis, Inc. ..................................       A1/P1      6.55    01/12/01    5,104,000      5,091,807
   Cardinal Health, Inc. ........................       A1/P1      6.63    01/11/01    3,000,000      2,993,333
   CIT Group Holdings ...........................       A1/P1      6.55    01/12/01    2,000,000      1,995,231
   CIT Group Holdings ...........................       A1/P1      6.54    01/26/01    2,000,000      1,990,113
   DaimlerChrysler ..............................       A1/P1      6.53    01/19/01    1,575,000      1,569,218
   DaimlerChrysler ..............................       A1/P1      6.57    01/19/01      350,000        348,712
   DaimlerChrysler ..............................       A1/P1      6.62    01/24/01    1,700,000      1,692,138
   DaimlerChrysler ..............................       A1/P1      6.57    01/31/01    2,100,000      2,087,664
   DaimlerChrysler ..............................       A1/P1      6.58    01/31/01      437,000        434,430
   Donnelley (R.R.) & Sons Co. ..................       A1/P1      6.52    01/29/01    3,000,000      2,983,614
   Duke Energy Corp. ............................       A1/P1      6.50    01/25/01      800,000        796,238
   Executive Jet, Inc. ..........................      A1+/P1      6.60    01/16/01    3,000,000      2,990,583
   Executive Jet, Inc. ..........................      A1+/P1      6.56    01/17/01    1,300,000      1,295,702
   Executive Jet, Inc. ..........................      A1+/P1      6.62    01/17/01      400,000        398,666
   Executive Jet, Inc. ..........................      A1+/P1      6.56    01/22/01    1,087,000      1,082,407
   Executive Jet, Inc. ..........................      A1+/P1      6.60    01/25/01      378,000        376,188
   Ford Motor Credit Puerto Rico ................       A1/P1      6.52    01/04/01    1,000,000        999,084
   Ford Motor Credit Puerto Rico ................       A1/P1      6.53    01/12/01    4,400,000      4,389,489
   Ford Motor Credit Puerto Rico ................       A1/P1      6.59    01/17/01    1,000,000        996,681
   Gannett Co., Inc. ............................      A1+/P1      6.54    01/22/01    1,000,000        995,787
   Gannett Co., Inc. ............................      A1+/P1      6.58    01/29/01    4,000,000      3,977,942
   General Electric Capital Corp. ...............      A1+/P1      6.57    01/10/01    1,514,000      1,510,937
   General Electric Capital Corp. ...............      A1+/P1      6.53    01/10/01      725,000        723,535
   General Electric Capital Corp. ...............      A1+/P1      6.57    01/12/01      212,000        211,493
   General Electric Capital Corp. ...............      A1+/P1      6.58    01/12/01      288,000        287,310
   General Electric Capital Corp. ...............      A1+/P1      6.55    01/18/01      300,000        298,952
   General Electric Capital Corp. ...............      A1+/P1      6.53    01/18/01    2,181,000      2,173,372
   General Electric Capital Corp. ...............      A1+/P1      6.58    01/24/01    1,000,000        995,403
   General Electric Capital Corp. ...............      A1+/P1      6.55    01/24/01      181,000        180,167
   General Motors Acceptance Corp. ..............      A1+/P1      6.55    01/04/01    1,248,000      1,246,854
   General Motors Acceptance Corp. ..............      A1+/P1      6.55    01/05/01    3,039,000      3,035,652
   General Motors Acceptance Corp. ..............      A1+/P1      6.60    01/18/01    1,000,000        996,495
   General Motors Acceptance Corp. ..............      A1+/P1      6.57    01/19/01    1,000,000        996,321
   Goldman Sachs Group, Inc. ....................      A1+/P1      6.52    01/02/01    1,000,000        999,451
   Great Lakes Chemical Corp. ...................       A1/P1      6.54    01/12/01    1,000,000        997,610
   Hertz Corp. ..................................       A1/P1      6.53    01/05/01    1,354,000      1,352,510

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                                 Discount                Face        Amortized
                                                      Rating*      Rate    Maturity     Amount         Cost
                                                     --------    --------  ---------  -----------   -----------
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
   Hertz Corp. ..................................       A1/P1      6.54%   01/12/01   $1,000,000     $  997,607
   Hertz Corp. ..................................       A1/P1      6.53    01/12/01    2,000,000      1,995,220
   Hertz Corp. ..................................       A1/P1      6.54    01/12/01    2,000,000      1,995,230
   Hertz Corp. ..................................       A1/P1      6.60    02/09/01      147,000        145,886
   International Lease Fin. Corp. ...............      A1+/P1      6.60    01/05/01      245,000        244,729
   Kimberly-Clark Corp. .........................      A1+/P1      6.50    01/26/01    1,090,000      1,084,610
   Merrill Lynch & Co., Inc. ....................      A1+/P1      6.53    01/08/01    1,100,000      1,098,180
   Merrill Lynch & Co., Inc. ....................      A1+/P1      6.58    01/12/01      771,000        769,159
   Merrill Lynch & Co., Inc. ....................      A1+/P1      6.52    01/18/01      500,000        498,262
   Merrill Lynch & Co., Inc. ....................      A1+/P1      6.58    01/30/01    2,000,000      1,988,601
   National Rural Utilities .....................      A1+/P1      6.50    01/09/01    2,000,000      1,996,341
   National Rural Utilities .....................      A1+/P1      6.50    01/10/01      486,000        485,021
   NIKE Inc. ....................................       A1/P1      6.50    01/31/01    2,667,000      2,651,481
   Northern Illinois Gas Corp. ..................      A1+/P1      6.50    02/01/01    2,987,000      2,969,193
   Pacific Gas & Electric Co. ...................       A1/P1      6.62    01/09/01    1,000,000        998,150
   SBC Communications, Inc. .....................      A1+/P1      6.52    01/10/01    5,000,000      4,989,884
   Sony Capital Corp. ...........................       A1/P1      6.56    01/22/01    4,000,000      3,983,213
   Sony Capital Corp. ...........................       A1/P1      6.58    01/22/01    2,000,000      1,991,543
   Sony Capital Corp. ...........................       A1/P1      6.56    01/25/01      274,000        272,692
   Toyota Motor Credit Corp. ....................      A1+/P1      6.50    01/08/01    2,500,000      2,495,898
   Toyota Motor Credit Corp. ....................      A1+/P1      6.50    01/26/01    1,400,000      1,393,114
   UBS Finance (Delw.) Inc. .....................      A1+/P1      6.53    01/03/01    1,000,000        999,266
   UBS Finance (Delw.) Inc. .....................      A1+/P1      6.53    01/16/01    4,000,000      3,987,530
   UBS Finance (Delw.) Inc. .....................      A1+/P1      6.60    01/18/01    1,039,000      1,035,377
   Verizon Global Funding Corp. .................      A1+/P1      6.52    01/04/01    3,000,000      2,997,250
   Verizon Global Funding Corp. .................      A1+/P1      6.53    01/04/01      816,000        815,251
   Verizon Global Funding Corp. .................      A1+/P1      6.55    01/18/01      400,000        398,605
   Verizon Global Funding Corp. .................      A1+/P1      6.55    01/19/01      500,000        498,158
   Verizon Global Funding Corp. .................      A1+/P1      6.60    01/26/01      517,000        514,426
   Washington Gas Light Co. .....................      A1+/P1      6.55    01/18/01      152,000        151,471
   Washington Post Co. ..........................      A1+/P1      6.53    01/12/01    4,000,000      3,990,482
   Wisconsin Electric Fuel ......................      A1+/P1      6.60    01/08/01    1,383,000      1,380,704
   Wisconsin Electric Fuel ......................      A1+/P1      6.54    01/12/01    1,176,000      1,173,198
   Wisconsin Electric Fuel ......................      A1+/P1      6.55    01/23/01    2,817,000      2,804,602
   Wisconsin Energy Corp. .......................      A1+/P1      6.60    01/08/01    2,400,000      2,396,022
   Wisconsin Energy Corp. .......................      A1+/P1      6.60    01/19/01    2,116,000      2,108,200
   Wisconsin Energy Corp. .......................      A1+/P1      6.54    01/31/01    1,336,000      1,328,138
                                                                                                     ------------
TOTAL SHORT-TERM DEBT SECURITIES:
   (Cost: $140,896,961) 100% .....................................................................   $140,896,961
                                                                                                     ============

----------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services, Inc.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
INDEXED ASSETS:
COMMON STOCKS
  Abbott Laboratories ..............................       59,045   $  2,859,992
  Adaptec, Inc.* ...................................        3,791         38,858
  ADC Telecommunications, Inc.* ....................       29,531        535,249
  Adobe Systems, Inc. ..............................        9,175        533,870
  Advanced Micro Devices, Inc.* ....................       11,906        164,452
  AES Corp.* .......................................       17,498        968,952
  Aetna., Inc.* ....................................        5,400        221,738
  Aflac, Inc. ......................................       10,171        734,219
  Agilent Technologies, Inc.* ......................       17,318        948,161
  Air Products & Chemicals, Inc. ...................        8,812        361,292
  Alberto-Culver Co. ...............................        2,165         92,689
  Albertson's, Inc. ................................       16,072        425,908
  Alcan Aluminum Ltd. ..............................       12,338        421,805
  ALCOA, Inc. ......................................       33,105      1,109,018
  Allegheny Energy, Inc. ...........................        4,277        206,098
  Allegheny Technologies, Inc. .....................        3,068         48,705
  Allergan, Inc. ...................................        4,963        480,480
  Allied Waste Industries, Inc.* ...................        7,522        109,539
  Allstate Corp. ...................................       27,916      1,216,091
  Alltel Corp. .....................................       11,935        745,192
  Altera Corp.* ....................................       15,133        398,187
  Alza Corp.* ......................................        9,035        383,988
  Ambac Financial Group, Inc. ......................        4,055        236,457
  Amerada Hess Corp. ...............................        3,474        253,819
  Ameren Corp. .....................................        5,259        243,557
  American Electric Power, Inc. ....................       12,327        573,206
  American Express Co. .............................       50,770      2,789,177
  American General Corp. ...........................        9,656        786,964
  American Greetings Corp. Cl A ....................        2,502         23,613
  American Home Products Corp. .....................       50,028      3,179,279
  American Int'l. Group, Inc. ......................       88,858      8,758,067
  American Power Conversion* .......................        7,427         91,909
  Amgen, Inc.* .....................................       39,334      2,514,918
  AMR Corp.* .......................................        5,734        224,701
  Amsouth Bancorporation ...........................       14,403        219,646
  Anadarko Petroleum Corp. .........................        9,497        675,047
  Analog Devices, Inc.* ............................       13,554        693,795
  Andrew Corp.* ....................................        3,090         67,208
  Anheuser-Busch Cos., Inc. ........................       34,434      1,566,747
  AOL Time Warner Inc.* ............................       89,172      3,103,186
  Aon Corp. ........................................        9,804        335,787
  Apache Corp. .....................................        4,661        326,561
  Apple Computer, Inc.* ............................       12,474        185,551
  Applera Corp.-Applied Biosys Grp .................        7,980        750,619
  Applied Materials, Inc.* .........................       30,938      1,181,445
  Applied Micro Circuits, Corp.* ...................       11,300        848,030
  Archer-Daniels-Midland Co. .......................       24,224        363,360
  Ashland, Inc. ....................................        2,705         97,082
  AT&T Corp. .......................................      143,281      2,480,552
  Autodesk, Inc. ...................................        2,236         60,232
  Automatic Data Processing, Inc. ..................       24,027      1,521,209
  AutoZone, Inc.* ..................................        4,873        138,881
  Avaya Inc.* ......................................       10,638        109,704
  Avery Dennison Corp. .............................        4,300        235,963
  Avon Products, Inc. ..............................        9,097        435,519
  Baker Hughes, Inc. ...............................       12,646        525,599
  Ball Corp. .......................................        1,142         52,603
  Bank of America Corp. ............................       62,129      2,850,168
  Bank of New York Co., Inc. .......................       28,255      1,559,323
  Bank One Corp. ...................................       44,177      1,617,983
  Bard (C.R.), Inc. ................................        1,934         90,052
  Barrick Gold Corp. ...............................       15,147        248,108
  Bausch & Lomb, Inc. ..............................        2,035         82,290
  Baxter International, Inc. .......................       11,228        991,573
  BB & T Corp. .....................................       15,139        564,874
  Bear Stearns Cos., Inc. ..........................        4,115        208,579
  Becton Dickinson & Co. ...........................        9,671        334,858
  Bed Bath & Beyond, Inc.* .........................       10,754        240,621
  BellSouth Corp. ..................................       71,311      2,919,294
  Bemis Co. ........................................        2,026         67,998
  Best Buy Co., Inc.* ..............................        7,830        231,474
  Biogen, Inc.* ....................................        5,690        341,756
  Biomet, Inc. .....................................        6,800        269,875
  Black & Decker Corp. .............................        3,103        121,793
  Block (H. & R.), Inc. ............................        3,571        147,750
  BMC Software, Inc.* ..............................        9,356        130,984
  Boeing Co. .......................................       33,915      2,238,390
  Boise Cascade Corp. ..............................        2,217         74,547
  Boston Scientific Corp.* .........................       15,471        211,759
  Briggs & Stratton Corp. ..........................          856         37,985
  Bristol-Myers Squibb Co. .........................       74,643      5,518,917
  Broadcom Corp. Cl A* .............................        8,978        758,641
  Broadvision Inc.* ................................       10,241        120,972
  Brown-Forman Corp. Cl B ..........................        2,627        174,696
  Brunswick Corp. ..................................        3,369         55,378
  Burlington Northern Santa Fe .....................       15,071        426,698
  Burlington Resources, Inc. .......................        8,249        416,575
  Cabletron Systems, Inc.* .........................        6,981        105,151
  Calpine Corp.* ...................................       10,756        484,692
  Campbell Soup Co. ................................       16,076        556,632
  Capital One Financial Corp. ......................        7,503        493,791
  Cardinal Health, Inc. ............................       10,655      1,061,504
  Carnival Corp. ...................................       22,312        687,489
  Caterpillar, Inc. ................................       13,218        625,377
  Cendant Corp.* ...................................       27,758        267,171
  Centex Corp. .....................................        2,299         86,356
  CenturyTel, Inc. .................................        5,373        192,085
  Ceridian Corp.* ..................................        5,554        110,733
  Charles Schwab Corp. .............................       52,776      1,497,519
  Charter One Financial, Inc. ......................        8,030        231,866
  Chase Manhattan Corp. ............................       49,958      2,269,967
  Chevron Corp. ....................................       24,500      2,068,719
  Chiron Corp.* ....................................        7,311        325,340
  Chubb Corp. ......................................        6,704        579,896
  CIGNA Corp. ......................................        5,860        775,278
  Cincinnati Financial Corp. .......................        6,162        243,784
  CINergy Corp. ....................................        6,107        214,508
  Circuit City Group, Inc. .........................        7,814         89,861
  Cisco Systems, Inc.* .............................      274,740     10,508,805
  Citigroup, Inc. ..................................      191,892      9,798,485
  Citrix Systems, Inc.* ............................        7,093        159,593
  Clear Channel Communications* ....................       22,322      1,081,222
  Clorox Co. .......................................        8,993        319,252
  CMS Energy Corp. .................................        4,620        146,396
  Coastal Corp. ....................................        8,207        724,781
  Coca-Cola Co. ....................................       94,687      5,769,989
  Coca-Cola Enterprises, Inc. ......................       15,992        303,848
  Colgate-Palmolive Co. ............................       21,844      1,410,030
  Comcast Corp. Cl A* ..............................       34,464      1,438,872
  Comerica, Inc. ...................................        6,008        356,725
  Compaq Computer Corp. ............................       64,895        976,670
  Computer Associates Intl., Inc. ..................       22,162        432,159
  Computer Sciences Corp.* .........................        6,411        385,461
  Compuware Corp.* .................................       13,949         87,181
  Comverse Technology Inc.* ........................        6,285        682,708
  ConAgra Foods Inc. ...............................       20,419        530,894
  Conexant Systems, Inc.* ..........................        8,710        133,916
  Conoco, Inc. .....................................       23,808        688,944
  Conseco, Inc. ....................................       12,436        164,000
  Consolidated Edison, Inc. ........................        8,122        312,697

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Consolidated Stores Corp.* .......................        4,291   $     45,592
  Constellation Energy Group .......................        5,747        258,974
  Convergys Corp.* .................................        5,874        266,166
  Cooper Industries, Inc. ..........................        3,570        163,997
  Cooper Tire & Rubber Co. .........................        2,830         30,069
  Coors (Adolph) Co. Cl B ..........................        1,406        112,919
  Corning, Inc. ....................................       35,107      1,854,088
  Costco Wholesale Corp.* ..........................       17,117        683,610
  Countrywide Credit Industries ....................        4,343        218,236
  Crane Co. ........................................        2,320         65,975
  CSX Corp. ........................................        8,284        214,866
  Cummins Engine Co., Inc. .........................        1,605         60,890
  CVS Corp. ........................................       14,949        896,006
  Dana Corp. .......................................        5,708         87,404
  Danaher Corp. ....................................        5,429        371,208
  Darden Restaurants, Inc. .........................        4,559        104,287
  Deere & Co. ......................................        8,979        411,350
  Dell Computer Corp.* .............................       98,751      1,721,971
  Delphi Automotive Systems Corp. ..................       21,407        240,829
  Delta Air Lines, Inc. ............................        4,693        235,530
  Deluxe Corp. .....................................        2,772         70,048
  Devon Energy Corp. ...............................        4,849        295,644
  Dillard's Inc. Cl A ..............................        3,588         42,383
  Disney (Walt) Co. ................................       79,601      2,303,454
  Dollar General Corp. .............................       12,609        237,995
  Dominion Resources, Inc. .........................        9,118        610,906
  Donnelley (R.R.) & Sons Co. ......................        4,671        126,117
  Dover Corp. ......................................        7,779        315,536
  Dow Chemical Co. .................................       25,900        948,588
  Dow Jones & Co., Inc. ............................        3,400        192,525
  DTE Energy Co. ...................................        5,466        212,832
  Du Pont (E.I.) de Nemours & Co. ..................       39,856      1,925,543
  Duke Energy Corp. ................................       14,077      1,200,064
  Dynergy, Inc. ....................................       12,337        691,643
  Eastman Chemical Co. .............................        2,939        143,276
  Eastman Kodak Co. ................................       11,458        451,159
  Eaton Corp. ......................................        2,672        200,901
  Ecolab, Inc. .....................................        4,849        209,416
  Edison International* ............................       12,455        194,609
  El Paso Energy Corp. .............................        8,860        634,598
  Electronic Data Systems Corp. ....................       17,847      1,030,664
  EMC Corp.* .......................................       83,524      5,554,354
  Emerson Electric Co. .............................       16,351      1,288,663
  Engelhard Corp. ..................................        4,871         99,247
  Enron Corp. ......................................       28,498      2,368,896
  Entergy Corp. ....................................        8,521        360,545
  EOG Resources, Inc. ..............................        4,446        243,141
  Equifax, Inc. ....................................        5,409        155,171
  Exelon Corp.* ....................................       12,156        853,473
  Exxon Mobil Corp. ................................      132,698     11,536,432
  Fannie Mae .......................................       38,456      3,336,058
  Federated Department Stores* .....................        7,708        269,780
  FedEx Corp.* .....................................       10,891        435,204
  Fifth Third Bancorp ..............................       17,632      1,053,512
  First Data Corp. .................................       15,080        794,528
  First Union Corp. ................................       37,395      1,040,048
  Firstar Corp. ....................................       36,269        843,254
  FirstEnergy Corp. ................................        8,607        271,658
  FleetBoston Financial Corp. ......................       34,524      1,296,808
  Fluor Corp.* .....................................        2,945         97,369
  FMC Corp.* .......................................        1,163         83,373
  Ford Motor Co. ...................................       71,545      1,676,836
  Forest Laboratories, Inc.* .......................        3,351        445,264
  Fortune Brands, Inc. .............................        5,905        177,150
  FPL Group, Inc. ..................................        6,829        489,981
  Franklin Resources, Inc. .........................        9,333        355,587
  Freddie Mac ......................................       26,534      1,827,529
  Freeport-McMoran Copper Cl B* ....................        5,669         48,541
  Gannett Co., Inc. ................................       10,078        635,544
  Gap, Inc. ........................................       32,498        828,699
  Gateway, Inc.* ...................................       12,329        221,799
  General Dynamics Corp. ...........................        7,585        591,630
  General Electric Co. .............................      378,254     18,132,551
  General Mills, Inc. ..............................       10,788        480,740
  General Motors Corp. .............................       21,566      1,098,518
  Genuine Parts Co. ................................        6,607        173,021
  Georgia-Pacific Group ............................        8,620        268,298
  Gillette Co. .....................................       40,247      1,453,923
  Global Crossing Ltd.* ............................       33,809        483,891
  Golden West Financial Corp. ......................        6,059        408,983
  Goodrich (B.F.) Co. ..............................        3,889        141,462
  Goodyear Tire & Rubber Co. .......................        6,005        138,055
  GPU, Inc. ........................................        4,649        171,141
  Grainger (W.W.), Inc. ............................        3,620        132,130
  Great Lakes Chemical Corp. .......................        1,917         71,288
  Guidant Corp.* ...................................       11,742        633,334
  Halliburton Co. ..................................       16,888        612,190
  Harcourt General, Inc. ...........................        2,755        157,586
  Harley-Davidson, Inc. ............................       11,625        462,094
  Harrah's Entertainment, Inc.* ....................        4,460        117,633
  Hartford Financial Svs. Gp., Inc. ................        8,574        605,539
  Hasbro, Inc. .....................................        6,594         70,061
  HCA - The Healthcare Company .....................       21,088        928,083
  HealthSouth Corp.* ...............................       14,742        240,479
  Heinz (H.J.) Co. .................................       13,283        630,112
  Hercules, Inc.* ..................................        4,120         78,538
  Hershey Food Corp. ...............................        5,258        338,484
  Hewlett-Packard Co. ..............................       75,483      2,382,432
  Hilton Hotels Corp. ..............................       14,062        147,651
  Home Depot, Inc. .................................       88,406      4,039,049
  Homestake Mining Co. .............................        9,998         41,867
  Honeywell International, Inc. ....................       30,442      1,440,287
  Household International, Inc. ....................       17,974        988,570
  Humana, Inc.* ....................................        6,436         98,149
  Huntington Bancshares, Inc. ......................        9,608        155,530
  Illinois Tool Works, Inc. ........................       11,541        687,411
  IMS Health, Inc. .................................       11,210        302,670
  Inco Ltd.* .......................................        6,963        116,700
  Ingersoll Rand Co. ...............................        6,203        259,751
  Intel Corp. ......................................      256,907      7,771,437
  International Paper Co. ..........................       18,376        749,971
  Interpublic Group of Cos., Inc. ..................       11,765        500,748
  Intl. Business Machines Corp. ....................       66,971      5,692,535
  Intl. Flavors & Fragrances .......................        3,820         77,594
  Intuit, Inc.* ....................................        7,875        310,570
  ITT Industries, Inc. .............................        3,368        130,510
  JDS Uniphase Corp.* ..............................       36,705      1,530,140
  Jefferson-Pilot Corp. ............................        3,951        295,337
  Johnson & Johnson ................................       53,151      5,584,177
  Johnson Controls, Inc. ...........................        3,286        170,872
  Kaufman & Broad Home Corp.* ......................        1,636         55,113
  Kellogg Co. ......................................       15,541        407,951
  Kerr-McGee Corp. .................................        3,608        241,510
  KeyCorp ..........................................       16,255        455,140
  Keyspan Corporation ..............................        5,128        217,299
  Kimberly Clark Corp. .............................       20,381      1,440,733
  Kinder Morgan, Inc. ..............................        4,433        231,347
  King Pharmaceuticals Inc.* .......................        6,388        330,180
  KLA Tencor Corp.* ................................        7,126        240,057
  Kmart Corp.* .....................................       18,428         97,899

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Knight-Ridder, Inc. ..............................        2,800   $    159,250
  Kohl's Corp.* ....................................       12,601        768,661
  Kroger Co.* ......................................       31,418        850,250
  Legget & Platt ...................................        7,544        142,865
  Lehman Brothers Holdings, Inc. ...................        9,104        615,658
  Lexmark Int'l, Inc.* .............................        4,948        219,258
  Lilly (Eli) & Co. ................................       43,031      4,004,572
  Limited, Inc. ....................................       16,245        277,180
  Lincoln National Corp. ...........................        7,348        347,652
  Linear Technology Corp. ..........................       12,090        559,163
  Liz Claiborne, Inc. ..............................        1,978         82,334
  Lockheed Martin Corp. ............................       16,397        556,678
  Loews Corp. ......................................        3,780        391,466
  Longs Drug Stores Corp. ..........................        1,526         36,815
  Louisiana-Pacific Corp. ..........................        3,992         40,419
  Lowe's Companies, Inc. ...........................       14,648        651,836
  LSI Logic Corp.* .................................       12,189        208,310
  Lucent Technologies ..............................      127,481      1,720,994
  Manor Care, Inc.* ................................        4,000         82,500
  Marriott International, Inc. .....................        9,181        387,897
  Marsh & McLennan Cos., Inc. ......................       10,501      1,228,617
  Masco Corp. ......................................       17,036        437,612
  Massey Energy Co. ................................        2,945         37,549
  Mattel, Inc. .....................................       16,310        235,516
  Maxim Integrated Products, Inc.* .................       10,820        517,331
  May Department Stores Co. ........................       11,383        372,793
  Maytag Corp. .....................................        3,006         97,131
  MBIA, Inc. .......................................        3,770        279,451
  MBNA Corp. .......................................       32,515      1,201,023
  McDermott International, Inc.* ...................        2,306         24,790
  McDonald's Corp. .................................       50,057      1,701,938
  McGraw-Hill Cos., Inc. ...........................        7,453        436,932
  McKesson HBOC, Inc. ..............................       10,818        388,258
  Mead Corp. .......................................        3,840        120,480
  Medimmune, Inc.* .................................        7,992        381,119
  Medtronic, Inc. ..................................       45,853      2,768,375
  Mellon Financial Corp. ...........................       18,663        917,986
  Merck & Co., Inc. ................................       87,940      8,233,383
  Mercury Interactive Corp.* .......................        3,053        275,533
  Meredith Corp. ...................................        1,943         62,540
  Merrill Lynch & Co., Inc. ........................       30,925      2,108,698
  MetLife Inc. .....................................       29,186      1,021,510
  MGIC Investment Corp. ............................        4,055        273,459
  Micron Technology, Inc.* .........................       21,585        766,268
  Microsoft Corp.* .................................      203,554      8,854,570
  Millipore Corp. ..................................        1,767        111,321
  Minnesota Mining & Mfg. Co. ......................       15,057      1,814,369
  Molex Inc., Cl A .................................        7,531        267,351
  Moody's Corp. ....................................        6,178        158,697
  Morgan (J.P.) & Co., Inc. ........................        6,079      1,006,075
  Morgan Stanley Dean Witter .......................       42,781      3,390,394
  Motorola, Inc. ...................................       83,358      1,688,000
  Nabors Industries, Inc.* .........................        5,590        330,649
  National City Corp. ..............................       23,225        667,719
  National Semiconductor Corp.* ....................        6,763        136,105
  National Service Industries ......................        1,578         40,535
  Navistar International Corp.* ....................        2,264         59,289
  NCR Corp.* .......................................        3,645        179,061
  Network Appliance, Inc.* .........................       12,065        774,988
  New York Times Co. Cl A ..........................        6,209        248,748
  Newell Rubbermaid, Inc. ..........................       10,212        232,323
  Newmont Mining Corp. .............................        6,440        109,883
  Nextel Communications, Inc.* .....................       29,052        719,037
  Niagara Mohawk Holdings, Inc.* ...................        6,132        102,328
  Nicor, Inc. ......................................        1,781         76,917
  NIKE, Inc. Cl B ..................................       10,313        575,594
  NiSource, Inc. ...................................        7,809        240,127
  Nordstrom, Inc. ..................................        4,980         90,574
  Norfolk Southern Corp. ...........................       14,678        195,401
  Nortel Networks Corp. Holding ....................      118,240      3,791,070
  Northern Trust Corp. .............................        8,520        694,913
  Northrop Grumman Corp. ...........................        2,674        221,942
  Novell, Inc.* ....................................       12,529         65,386
  Novellus Systems, Inc.* ..........................        5,006        179,903
  Nucor Corp. ......................................        2,973        117,991
  Occidental Petroleum Corp. .......................       14,122        342,459
  Office Depot, Inc.* ..............................       11,373         81,033
  Old Kent Financial Corp. .........................        5,261        230,169
  Omnicom Group, Inc. ..............................        6,807        564,130
  Oneok, Inc. ......................................        1,119         53,852
  Oracle Corp.* ....................................      213,674      6,209,901
  PACCAR, Inc. .....................................        2,933        144,450
  Pactiv Corp.* ....................................        6,032         74,646
  Pall Corp. .......................................        4,740        101,021
  Palm, Inc.* ......................................       21,596        611,437
  Parametric Technology Corp.* .....................       10,409        139,871
  Parker Hannifin Corp. ............................        4,445        196,136
  Paychex, Inc. ....................................       14,204        690,670
  Penney (J.C.) Co., Inc. ..........................        9,996        108,707
  Peoples Energy Corp. .............................        1,378         61,666
  Peoplesoft, Inc.* ................................       10,896        405,195
  PepsiCo, Inc. ....................................       55,107      2,731,241
  Perkin Elmer, Inc. ...............................        1,882        197,610
  Pfizer, Inc. .....................................      240,838     11,078,548
  PG & E Corp.* ....................................       14,750        295,000
  Pharmacia Corp. ..................................       49,230      3,003,030
  Phelps Dodge Corp. ...............................        3,018        168,443
  Phillip Morris Cos., Inc. ........................       84,880      3,734,720
  Phillips Petroleum Co. ...........................        9,730        553,394
  Pinnacle West Capital Corp. ......................        3,249        154,734
  Pitney Bowes, Inc. ...............................        9,625        318,828
  Placer Dome, Inc. ................................       12,503        120,341
  PNC Financial Services Group .....................       11,129        813,113
  Potlatch Corp. ...................................        1,127         37,825
  Power-One, Inc.* .................................        2,996        117,780
  PPG Industries, Inc. .............................        6,442        298,345
  PPL Corporation ..................................        5,568        251,604
  Praxair, Inc. ....................................        6,040        268,025
  Proctor & Gamble Co. .............................       49,770      3,903,834
  Progress Energy, Inc. ............................        7,845        385,876
  Progressive Corp. of Ohio ........................        2,799        290,046
  Providian Financial Corp. ........................       10,919        627,843
  Public Svc. Enterprise Group .....................        8,185        397,996
  Pulte Corp. ......................................        1,580         66,656
  QlLogic Corporation* .............................        3,397        261,569
  Quaker Oats Co. ..................................        5,016        488,433
  Qualcomm, Inc.* ..................................       28,540      2,345,631
  Quintiles Transnational Corp.* ...................        4,456         93,298
  Qwest Communications Intl.* ......................       63,219      2,591,979
  Radioshack Corp. .................................        7,154        306,281
  Ralston Purina Co. ...............................       11,718        306,133
  Raytheon Co. .....................................       13,000        403,813
  Reebok International Ltd.* .......................        2,178         59,547
  Regions Financial Corp. ..........................        8,454        230,900
  Reliant Energy, Inc. .............................       11,238        486,746
  Robert Half Intl., Inc.* .........................        6,829        180,969
  Rockwell Intl., Corp. ............................        7,078        337,090
  Rohm Haas Co. ....................................        8,332        302,556
  Rowan Cos., Inc.* ................................        3,570         96,390
  Royal Dutch Petroleum Co. (N.Y.) .................       81,855      4,957,343

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Ryder System, Inc. ...............................        2,279   $     37,888
  Sabre Group Holdings, Inc. .......................        4,946        213,296
  Safeco Corp. .....................................        4,890        160,759
  Safeway, Inc.* ...................................       19,128      1,195,500
  Sanmina Corp.* ...................................        5,788        443,506
  Sapient Corp.* ...................................        4,631         55,283
  Sara Lee Corp. ...................................       31,828        781,775
  SBC Communications, Inc. .........................      129,216      6,170,064
  Schering-Plough Corp. ............................       55,811      3,167,274
  Schlumberger, Ltd. ...............................       21,800      1,742,638
  Scientific-Atlanta, Inc. .........................        6,101        198,664
  Sealed Air Corp.* ................................        3,207         97,814
  Sears Roebuck & Co. ..............................       12,757        443,306
  Sempra Energy ....................................        7,854        182,606
  Sherwin-Williams Co. .............................        6,129        161,269
  Siebel Systems, Inc.* ............................       16,397      1,108,847
  Sigma-Aldrich Corp. ..............................        2,947        115,854
  Snap-On, Inc. ....................................        2,272         63,332
  Solectron Corp.* .................................       24,334        824,923
  Southern Co. .....................................       25,800        857,850
  SouthTrust Corp. .................................        6,447        262,312
  Southwest Airlines Co. ...........................       19,158        642,368
  Sprint Corp. (FON Grp.) ..........................       33,820        686,969
  Sprint Corp. (PCS Grp.)* .........................       35,589        727,350
  St. Jude Medical, Inc.* ..........................        3,211        197,276
  St. Paul Companies, Inc. .........................        8,310        451,337
  Stanley Works ....................................        3,359        104,759
  Staples, Inc.* ...................................       17,359        205,053
  Starbucks Corp.* .................................        7,151        316,432
  Starwood Hotels & Resorts ........................        7,398        260,780
  State Street Corp. ...............................        6,163        765,506
  Stillwell Financial Inc. .........................        8,561        337,624
  Stryker Corp. ....................................        7,436        376,187
  Summit Bancorp ...................................        6,712        256,315
  Sun Microsystems, Inc.* ..........................      122,917      3,426,311
  Sunoco, Inc. .....................................        3,245        109,316
  Suntrust Banks, Inc. .............................       11,398        718,074
  Supervalu, Inc. ..................................        5,037         69,888
  Symbol Technologies, Inc. ........................        5,651        203,436
  Synovus Financial Corp. ..........................       10,818        291,410
  Sysco Corp. ......................................       25,532        765,960
  T. Rowe Price Group, Inc. ........................        4,633        195,817
  Target Corp. .....................................       34,192      1,102,692
  Tektronix, Inc.* .................................        3,698        124,576
  Tellabs, Inc.* ...................................       15,689        886,429
  Temple-Inland, Inc. ..............................        1,877        100,654
  Tenet Healthcare Corp. ...........................       12,104        537,872
  Teradyne, Inc.* ..................................        6,635        247,154
  Texaco, Inc. .....................................       21,000      1,304,625
  Texas Instruments, Inc. ..........................       66,061      3,129,640
  Textron, Inc. ....................................        5,528        257,052
  The CIT Group, Inc. ..............................       10,078        202,820
  Thermo Electron Corp.* ...........................        6,872        204,442
  Thomas & Betts Corp. .............................        2,241         36,276
  Tiffany & Co. ....................................        5,544        175,329
  Time Warner, Inc. ................................       50,589      2,642,769
  Timken Co. .......................................        2,338         35,362
  TJX Companies, Inc. ..............................       10,737        297,952
  Torchmark Corp. ..................................        4,912        188,805
  Tosco Corp. ......................................        5,538        187,946
  Toys R Us, Inc.* .................................        7,832        130,697
  Transocean Sedco Forex, Inc. .....................        8,064        370,944
  Tribune Co. ......................................       11,540        487,565
  Tricon Global Restaurants Inc.* ..................        5,651        186,483
  TRW, Inc. ........................................        4,707        182,396
  Tupperware Corp. .................................        2,237         45,719
  TXU Corp. ........................................        9,854        436,655
  Tyco International Ltd. ..........................       66,767      3,705,569
  U.S. Bancorp .....................................       28,752        839,199
  Unilever N.V .....................................       21,900      1,378,331
  Union Carbide Corp. ..............................        5,160        277,673
  Union Pacific Corp. ..............................        9,497        481,973
  Union Planters Corp. .............................        5,186        185,400
  Unisys Corp.* ....................................       11,945        174,696
  United Technologies Corp. ........................       17,898      1,407,230
  UnitedHealth Group Inc. ..........................       12,172        747,057
  Unocal Corp. .....................................        9,314        360,335
  UNUMProvident Corp. ..............................        9,221        247,814
  US Airways Group Inc.* ...........................        2,553        103,556
  USA Education Inc. ...............................        6,263        425,884
  UST, Inc. ........................................        6,215        174,408
  USX-Marathon Group ...............................       11,937        331,252
  USX-U.S. Steel Group .............................        3,429         61,722
  V F Corp. ........................................        4,376        158,586
  Veritas Software Corp.* ..........................       14,886      1,302,525
  Verizon Communications ...........................      103,034      5,164,579
  Viacom, Inc. Cl B* ...............................       57,757      2,700,140
  Visteon Corp. ....................................        4,979         57,259
  Vitesse Semiconductor Corp.* .....................        6,807        376,512
  Vulcan Materials Co. .............................        3,875        185,516
  Wachovia Corp. ...................................        7,757        450,876
  Walgreen Co. .....................................       38,611      1,614,422
  Wal-Mart Stores, Inc. ............................      170,508      9,058,238
  Washington Mutual, Inc. ..........................       20,601      1,093,141
  Waste Management, Inc. ...........................       23,803        660,533
  Watson Pharmaceuticals, Inc.* ....................        3,923        200,809
  Wellpoint Health Networks Inc.* ..................        2,378        274,065
  Wells Fargo & Company ............................       65,246      3,633,387
  Wendy's International, Inc. ......................        4,359        114,424
  Westvaco Corp. ...................................        3,889        113,510
  Weyerhaeuser Co. .................................        8,419        427,264
  Whirlpool Corp. ..................................        2,540        121,126
  Willamette Industries, Inc. ......................        4,247        199,344
  Williams Cos., Inc. ..............................       16,797        670,830
  Winn-Dixie Stores, Inc. ..........................        5,385        104,334
  WorldCom Inc.* ...................................      109,821      1,537,494
  Worthington Industries, Inc. .....................        3,304         26,639
  Wrigley (Wm.) Jr. Co. ............................        4,374        419,084
  Xcel Energy, Inc. ................................       12,954        376,476
  Xerox Corp. ......................................       25,514        118,002
  Xilinx, Inc.* ....................................       12,561        579,376
  Yahoo!, Inc.* ....................................       21,317        643,174
                                                                    ------------
TOTAL INDEXED ASSETS--COMMON STOCKS
  (Cost: $246,604,229) 56.0% .......................                $448,261,706
                                                                    ------------

----------
*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                      Discount               Face
                                        Rate   Maturity     Amount          Value
                                      -------- --------    ---------     ------------
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
     U.S. Treasury Bill(a) .........   5.98%    01/11/01   $ 1,300,000   $  1,297,372
                                                                         ------------
COMMERCIAL PAPER (0.9%)
     Bemis Co. .....................   6.40     01/02/01     4,325,000      4,322,693
     Dow Chemical Company ..........   6.00     01/02/01     3,000,000      2,998,500
                                                                         ------------
                                                                            7,321,193
                                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $8,618,565) 1.1% ...........................................      8,618,565
                                                                         ------------
TOTAL INDEXED ASSETS
   (Cost: $255,222,794) 57.1% ........................................   $456,880,271
                                                                         ------------

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2000:

                                                        Expiration     Underlying Face  Unrealized
                                                           Date        Amount at Value  Gain/(Loss)
                                                        ----------     ---------------  ----------
PURCHASED
     26 S&P 500 Stock Index Futures Contracts            March 2001      $8,677,500     $116,856
                                                                         ==========     ========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.1%

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (0.4%)
  Lone Star Technologies, Inc.* ....................       27,620   $  1,063,370
  Sigma-Aldrich Corp. ..............................       20,880        820,845
  TETRA Tech, Inc.* ................................       45,490      1,449,994
                                                                    ------------
                                                                       3,334,209
                                                                    ------------
CONSUMER, CYCLICAL (3.5%)
  American Eagle Outfitters* .......................       32,700      1,381,575
  Barnes & Noble, Inc.* ............................       87,680      2,323,520
  Bed Bath & Beyond, Inc.* .........................       49,050      1,097,494
  California Pizza Kitchen Inc.* ...................       14,600        412,450
  Comcast Corp. Cl A* ..............................       27,100      1,131,425
  Corning, Inc. ....................................       11,930        630,053
  Harrah's Entertainment, Inc.* ....................      110,500      2,914,438
  J. Jill Group Inc.* ..............................       58,860        912,330
  Krispy Kreme Doughnuts Inc.* .....................        4,000        332,000
  Marriott International, Inc. .....................       29,330      1,239,193
  MGM Mirage .......................................       49,290      1,389,362
  Orient Express Hotels Ltd.* ......................       32,150        693,234
  Park Place Entertainment* ........................      110,380      1,317,661
  Pulte Corp. ......................................       20,900        881,719
  Reebok International Ltd.* .......................      183,670      5,021,538
  Scholastic Corp.* ................................       32,160      2,850,180
  Skywest, Inc. ....................................       14,000        402,500
  Starbucks Corp.* .................................       18,150        803,138
  Telewest Communications Plc ADR* .................       26,282        413,942
  The Cheesecake Factory, Inc.* ....................       31,500      1,208,813
  Toll Brothers, Inc.* .............................       22,000        899,250
                                                                    ------------
                                                                      28,255,815
                                                                    ------------
CONSUMER, NON-CYCLICAL (0.7%)
  Alberto-Culver Co. ...............................       36,470      1,561,372
  Kroger Co.* ......................................       54,070      1,463,269
  Safeway, Inc.* ...................................       15,160        947,500
  Whole Foods Market, Inc.* ........................       28,610      1,748,786
                                                                    ------------
                                                                       5,720,927
                                                                    ------------
ENERGY (2.6%)
  Core Laboratories N.V.* ..........................       13,370        365,168
  Cross Timbers Oil Co. ............................       26,250        728,438
  Exxon Mobil Corp. ................................       35,970      3,127,142
  Forest Oil Corp.* ................................        9,880        364,325
  Grant Prideco, Inc.* .............................       48,380      1,061,336
  Grey Wolf Inc.* ..................................      147,010        863,684
  HS Resources, Inc. ...............................       20,640        874,620
  Kinder Morgan, Inc. ..............................       35,750      1,865,703
  Midcoast Energy Res., Inc. .......................        9,740        212,454
  Mitchell Energy & Dev. Corp. .....................       12,300        753,375
  Murphy Oil Corp. .................................        9,960        601,958
  National-Oilwell Inc.* ...........................       37,970      1,468,964
  Ocean Energy, Inc. ...............................       42,950        746,256
  Patterson Energy, Inc.* ..........................       15,400        573,650
  Precision Drilling Corp.* ........................       13,740        516,109
  Pride International, Inc.* .......................       16,130        397,201
  Royal Dutch Petroleum Co. (N.Y) ..................       32,550      1,971,309
  Spinnaker Expl Co.* ..............................       15,250        648,125
  St. Mary Land & Exploration ......................       23,000        766,188
  Swift Enegry Co.* ................................       15,250        573,781
  UTI Energy Corp.* ................................       19,800        650,925
  Varco International, Inc.* .......................       16,170        351,698
  Veritas DGC, Inc.* ...............................        8,825        285,048
  Westport Resources Corp.* ........................       42,220        926,201
                                                                    ------------
                                                                      20,693,658
                                                                    ------------
FINANCIAL (10.9%)
  Affiliated Managers Group* .......................       14,400        790,200
  Allstate Corp. ...................................       39,000      1,698,938
  American General Corp. ...........................       16,620      1,354,530
  American Int'l. Group, Inc. ......................       40,762      4,017,605
  Annuity & Life Re Holdings .......................       41,095      1,312,472
  Arden Realty Group ...............................       29,430        739,429
  Astoria Financial Corp. ..........................       24,600      1,336,088
  Bank One Corp. ...................................       49,680      1,819,530
  Banknorth Group, Inc. ............................       85,520      1,705,055
  Berkley (W.R.) Corp. .............................       62,230      2,936,478
  Blackrock Inc.* ..................................       37,600      1,579,200
  Boston Private Finl. Holdings ....................      106,360      2,113,905
  Boston Properties ................................       48,040      2,089,740
  Citigroup, Inc. ..................................      107,867      5,507,959
  City National Corp. ..............................       42,660      1,655,741
  Cullen/Frost Bankers, Inc. .......................       60,270      2,520,039
  Federated Investors Inc. .........................       72,900      2,123,213
  Fifth Third Bancorp ..............................       47,570      2,842,308
  First Essex Bancorp Inc. .........................      101,325      2,032,833
  First Midwest Bancorp ............................       65,160      1,873,350
  Gallagher (Arthur J.) & Co. ......................       40,040      2,547,545
  Greater Bay Bankcorp .............................       12,500        512,500
  HCC Insurance Holdings, Inc. .....................       45,490      1,225,387
  Hilb, Rogal & Hamilton Co. .......................       42,150      1,680,731
  Investors Financial Services Corp. ...............       19,000      1,634,000
  Jefferson-Pilot Corp. ............................       23,120      1,728,220
  Kimco Realty Corp. ...............................       34,740      1,535,074
  Mellon Financial Corp. ...........................       36,410      1,790,917
  Mercantile Bankshares Corp. ......................       42,630      1,841,083
  MGIC Investment Corp. ............................       12,030        811,273
  Morgan Stanley Dean Witter .......................       46,500      3,685,125
  New York Community Bancorp, Inc. .................       13,710        503,843
  Partnerre Ltd. ...................................       35,100      2,141,100
  Progressive Corp. of Ohio ........................       16,410      1,700,486
  RenaissanceRe Holdings Ltd. ......................       14,120      1,105,773
  Richmond County Finl. Corp. ......................      101,070      2,640,454
  Safeco Corp. .....................................       57,550      1,891,956
  Silicon Valley Bancshares* .......................       16,970        586,526
  SL Green Realty Corp. ............................       64,790      1,814,120
  Southwest Bancorp of Texas* ......................       76,940      3,303,611
  Spieker Properties, Inc. .........................       35,660      1,787,458
  Sterling Bancshares, Inc. ........................      118,190      2,334,253
  Triad Guaranty* ..................................       42,150      1,396,219
  Washington Federal Inc. ..........................       66,750      1,898,203
  XL Capital Limited ...............................       38,220      3,339,473
                                                                    ------------
                                                                      87,483,943
                                                                    ------------
HEALTHCARE (5.3%)
  Advance PCS* .....................................       18,100        823,550
  Alza Corp.* ......................................       12,800        544,000
  American Home Products Corp. .....................       14,290        908,130
  Amerisource Health Corp. Cl A* ...................       51,000      2,575,500
  Apria Healthcare Group, Inc.* ....................       45,600      1,356,600
  Aurora Biosciences Corp.* ........................       21,900        688,481
  Avant Immunotherapeutics Inc.* ...................       14,700        101,063
  Bindley Western Industries Inc. ..................       46,100      1,916,031
  Cell Therapeutics Inc.* ..........................       13,300        599,331
  Davita Inc.* .....................................       84,460      1,446,378
  Dentsply International, Inc. .....................       22,620        885,008
  Enzon, Inc.* .....................................       20,800      1,290,900
  Express Scripts, Inc. Cl A* ......................       14,120      1,443,770
  Genzyme Corporation* .............................        2,249        202,269
  Health Management Associates* ....................       52,400      1,087,300
  Henry Schein, Inc.* ..............................       27,840        963,960
  IDEC Pharmaceuticals Corp.* ......................        4,200        796,163
  Impath Inc.* .....................................       17,000      1,130,500

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
ACTIVE ASSETS:
HEALTHCARE (CONTINUED)
  Inverness Med Technology Inc.* ...................       12,000   $    467,250
  Laboratory Corp. of America* .....................       25,670      4,517,920
  Lifepoint Hospitals Inc.* ........................       76,800      3,849,600
  Lilly (Eli) & Co. ................................       13,600      1,265,650
  Lincare Holdings, Inc.* ..........................       17,150        978,622
  Mid Atlantic Medical Svcs., Inc.* ................       40,000        792,500
  Minimed, Inc.* ...................................       19,900        836,423
  Myriad Genetics Inc.* ............................       12,600      1,042,650
  NPS Pharmaceuticals Inc.* ........................       12,700        609,600
  Orthodontic Centers of America* ..................       34,370      1,074,063
  Oxford Health Plans, Inc.* .......................       67,000      2,646,500
  Pharmacopeia Inc.* ...............................        5,000        109,063
  Province Healthcare Co.* .........................       49,790      1,960,481
  Rehabcare Group Inc.* ............................       14,946        767,851
  Triad Hospitals, Inc.* ...........................       41,410      1,348,413
  Wellpoint Health Networks Inc.* ..................       15,540      1,790,985
                                                                    ------------
                                                                      42,816,505
                                                                    ------------
INDUSTRIAL (6.3%)
  Alabany Molecular Research Inc.* .................        9,800        603,925
  Ameren Corp. .....................................       13,170        609,936
  Arnold Industries, Inc. ..........................       44,370        798,660
  BISYS Group, Inc.* ...............................       26,600      1,386,525
  C.H. Robinson Worldwide, Inc. ....................       27,720        871,448
  Cal Dive International, Inc.* ....................       49,940      1,329,653
  Cintas Corp. .....................................       25,110      1,335,538
  Computer Sciences Corp.* .........................       11,310        680,014
  Concord Camera Corp.* ............................       32,678        539,187
  Corporate Executive Board Co.* ...................       21,485        854,364
  D.R. Horton, Inc. ................................       37,500        916,406
  Documentum, Inc.* ................................       24,160      1,200,450
  DuPont Photomasks, Inc.* .........................        6,207        328,001
  EGL Inc.* ........................................        7,500        179,531
  Engelhard Corp. ..................................       39,770        810,314
  Exar Corp.* ......................................        6,000        185,906
  Expeditors Int'l Wash., Inc. .....................       32,020      1,719,074
  FactSet Research Systems, Inc. ...................       43,948      1,629,152
  FedEx Corp.* .....................................       25,480      1,018,181
  Flextronics International Ltd.* ..................       35,600      1,014,600
  Forward Air Corporation* .........................       42,648      1,591,304
  Foundry Networks* ................................      210,000      3,150,000
  FuelCell Energy Inc.* ............................        8,370        573,868
  Goodrich (B.F.) Co. ..............................       34,090      1,240,024
  Heartland Express Inc.* ..........................       38,030        867,559
  Henry (Jack) & Associates ........................       14,170        880,311
  Hexcel Corp.* ....................................       80,230        717,056
  Integrated Circuit Systems Inc.* .................       43,900        727,094
  Juniper Networks Inc.* ...........................       30,800      3,882,725
  Keithley Instruments Inc. ........................       10,750        462,922
  Mettler-Toledo International* ....................        8,800        478,500
  Newport Corp. ....................................       24,050      1,890,556
  Oak Technology, Inc.* ............................       14,000        121,625
  Omi Corp.* .......................................      211,870      1,363,913
  Pactiv Corp.* ....................................       67,000        829,125
  Plantronics Inc.* ................................       12,300        578,100
  Proxim, Inc.* ....................................        8,600        369,800
  Research In Motion Ltd.* .........................       16,300      1,304,000
  Shaw Group Inc.* .................................       44,500      2,225,000
  SMTC Corporation* ................................       19,000        258,875
  Specialty Laboratories* ..........................       34,050      1,127,906
  Teekay Shipping Corp. ............................       35,350      1,343,300
  Tyco International Ltd. ..........................       28,960      1,607,280
  Unilever N.V. (N.Y) ..............................       23,370      1,470,849
  United Parcel Service Cl B .......................       34,680      2,039,618
  United Technologies Corp. ........................       18,730      1,472,646
                                                                    ------------
                                                                      50,584,821
                                                                    ------------
TECHNOLOGY (8.5%)
  3Com Corp.* ......................................      105,190        894,115
  Actel Corp.* .....................................        5,000        120,938
  Actuate Corporation* .............................       37,600        719,100
  Adaptec, Inc.* ...................................      109,010      1,117,353
  Applied Materials, Inc.* .........................       91,400      3,490,338
  Applied Micro Circuits, Corp.* ...................       13,500      1,013,133
  Artesyn Technologies Inc.* .......................       26,900        427,038
  Aspen Technology, Inc.* ..........................       24,300        807,975
  Atmel Corp.* .....................................      217,400      2,527,275
  Aviron* ..........................................        9,270        619,352
  Avocent Corp.* ...................................       17,100        461,700
  Brocade Communication Sys.* ......................       28,000      2,570,750
  Ciena Corp.* .....................................       79,000      6,428,625
  Cisco Systems, Inc.* .............................      270,000     10,327,500
  Computer Network Tech. Corp.* ....................       15,785        454,805
  Comverse Technology Inc.* ........................        8,450        917,881
  Cytyc Corp.* .....................................        8,900        556,806
  DDI Corp.* .......................................       23,800        648,550
  Digital Lightwave, Inc.* .........................       11,050        350,147
  Elantec Semiconductor Inc.* ......................       12,800        355,200
  EMC Corp.* .......................................       35,000      2,327,500
  Evolve Software Inc.* ............................        4,300         20,963
  Exult Inc.* ......................................       60,600        802,950
  Herley Industries Inc.* ..........................       17,330        288,111
  Information Corp.* ...............................       27,700      1,095,881
  Informax Inc.* ...................................       15,635        162,213
  Intel Corp. ......................................      140,900      4,262,225
  Interwoven Inc.* .................................       16,000      1,055,000
  Intuit, Inc.* ....................................       16,410        647,169
  Investment Technology Grp., Inc.* ................       12,800        534,400
  JDS Uniphase Corp.* ..............................       65,000      2,709,688
  Linear Technology Corp. ..........................       98,850      4,571,813
  Manugistics Group, Inc.* .........................       12,800        729,600
  Maxim Integrated Products, Inc.* .................       91,400      4,370,063
  Micromuse, Inc.* .................................       20,000      1,207,188
  Microsoft Corp.* .................................       16,100        700,334
  Microtune Inc.* ..................................       24,950        413,234
  MRV Communications Inc.* .........................       33,400        446,725
  Netegrity Inc.* ..................................       11,700        636,188
  Plexus Corp.* ....................................       24,400        741,531
  Speechworks Intl. Inc.* ..........................       15,800        775,188
  Sun Microsystems, Inc.* ..........................       40,300      1,123,363
  Sungard Data Sys. Inc.* ..........................       29,010      1,367,096
  Telecommunications Systems Inc.* .................       12,800         43,200
  Varian Semiconductor Equip.* .....................        8,450        200,688
  Xilinx, Inc.* ....................................       48,200      2,223,225
                                                                    ------------
                                                                      68,264,117
                                                                    ------------
TELECOMMUNICATIONS (0.7%)
  Qualcomm, Inc.* ..................................        8,450        694,484
  SBC Communications, Inc. .........................       68,380      3,265,145
  Verizon Communications ...........................       28,960      1,451,620
                                                                    ------------
                                                                       5,411,249
                                                                    ------------
UTILITIES (0.2%)
  NSTAR ............................................       13,525        579,884
  Public Svc. Enterprise Group .....................       15,540        755,633
                                                                    ------------
                                                                       1,335,517
                                                                    ------------
TOTAL ACTIVE ASSETS--COMMON STOCKS
  (Cost: $265,780,256) 39.1% .......................                 313,900,761
                                                                    ------------
----------
*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                       Rate     Maturity      Amount         Value
                                      -------   --------   -----------    ------------
ACTIVE ASSETS (CONTINUED):
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.8%)
   AEP Credit Inc. ..................  6.60%    01/05/01   $ 1,000,000   $    998,897
   Bemis Co. ........................  6.40     01/02/01    13,670,000     13,662,708
   Con Edison .......................  6.65     01/02/01     1,200,000      1,199,335
   Countrywide Funding Corp. ........  6.56     01/08/01     3,000,000      2,995,072
   Ford Motor Credit Puerto Rico ....  6.53     01/02/01     1,636,000      1,635,109
   General Reinsurance ..............  6.51     01/05/01     3,000,000      2,996,740
   Montauk Funding ..................  6.60     01/12/01     3,000,000      2,992,839
   Verizon Network Funding ..........  6.55     01/03/01     3,705,000      3,702,302
                                                                         ------------
TOTAL ACTIVE ASSETS--SHORT-TERM DEBT SECURITIES
   (Cost: $30,183,002) 3.8% ..........................................     30,183,002
                                                                         ------------
TOTAL ACTIVE ASSETS
   (Cost: $295,963,258) 42.9% ........................................    344,083,763
                                                                         ------------
TOTAL INVESTMENTS
   (Cost: $551,186,052) 100.0% .......................................   $800,964,034
                                                                         ============

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
COMMON STOCKS:
  Abbott Laboratories ..............................       64,794   $  3,138,459
  Adaptec, Inc.* ...................................        4,141         42,445
  ADC Telecommunications, Inc.* ....................       32,405        587,341
  Adobe Systems, Inc. ..............................       10,064        585,599
  Advanced Micro Devices, Inc.* ....................       13,129        181,344
  AES Corp.* .......................................       19,178      1,061,982
  Aetna Inc.* ......................................        5,941        243,952
  Aflac, Inc. ......................................       11,177        806,840
  Agilent Technologies, Inc.* ......................       18,972      1,038,717
  Air Products & Chemicals, Inc. ...................        9,629        394,789
  Alberto-Culver Co. ...............................        2,400        102,750
  Albertson's, Inc. ................................       17,637        467,381
  Alcan Aluminum Ltd. ..............................       13,539        462,865
  ALCOA, Inc. ......................................       36,332      1,217,122
  Allegheny Energy, Inc. ...........................        4,690        225,999
  Allegheny Technologies, Inc. .....................        3,367         53,451
  Allergan, Inc. ...................................        5,454        528,015
  Allied Waste Industries, Inc.* ...................        8,215        119,631
  Allstate Corp. ...................................       30,634      1,334,494
  Alltel Corp. .....................................       13,097        817,744
  Altera Corp.* ....................................       16,606        436,945
  Alza Corp.* ......................................        9,915        421,388
  Ambac Financial Group, Inc. ......................        4,455        259,782
  Amerada Hess Corp. ...............................        3,783        276,395
  Ameren Corp. .....................................        5,800        268,613
  America Online, Inc. .............................       97,854      3,405,319
  American Electric Power, Inc. ....................       13,489        627,239
  American Express Co. .............................       55,713      3,060,733
  American General Corp. ...........................       10,600        863,900
  American Greetings Corp. Cl A ....................        2,674         25,236
  American Home Products Corp. .....................       54,899      3,488,831
  American Int'l. Group, Inc. ......................       97,509      9,610,731
  American Power Conversion* .......................        8,108        100,337
  Amgen, Inc.* .....................................       43,205      2,762,420
  AMR Corp.* .......................................        6,316        247,508
  Amsouth Bancorporation ...........................       15,810        241,103
  Anadarko Petroleum Corp. .........................       10,422        740,796
  Analog Devices, Inc.* ............................       14,980        766,789
  Andrew Corp.* ....................................        3,357         73,015
  Anheuser-Busch Cos., Inc. ........................       37,787      1,719,309
  Aon Corp. ........................................       10,767        368,770
  Apache Corp. .....................................        5,118        358,580
  Apple Computer, Inc.* ............................       13,650        203,044
  Applera Corp.--Applied Biosys Grp ................        8,729        821,072
  Applied Materials, Inc.* .........................       33,911      1,294,976
  Applied Micro Circuits, Corp.* ...................       12,400        930,582
  Archer-Daniels-Midland Co. .......................       26,597        398,955
  Ashland, Inc. ....................................        2,925        104,978
  AT&T Corp. .......................................      157,231      2,722,062
  Autodesk, Inc. ...................................        2,500         67,344
  Automatic Data Processing, Inc. ..................       26,374      1,669,804
  AutoZone, Inc.* ..................................        5,351        152,504
  Avaya Inc.* ......................................       11,701        120,667
  Avery Dennison Corp. .............................        4,707        258,297
  Avon Products, Inc. ..............................        9,977        477,649
  Baker Hughes, Inc. ...............................       13,857        575,932
  Ball Corp. .......................................        1,184         54,538
  Bank of America Corp. ............................       68,178      3,127,666
  Bank of New York Co., Inc. .......................       31,009      1,711,309
  Bank One Corp. ...................................       48,520      1,777,045
  Bard (C.R.), Inc. ................................        2,164        100,761
  Barrick Gold Corp. ...............................       16,653        272,776
  Bausch & Lomb, Inc. ..............................        2,276         92,036
  Baxter International, Inc. .......................       12,241      1,081,033
  BB & T Corp. .....................................       16,613        619,873
  Bear Stearns Cos., Inc. ..........................        4,503        228,246
  Becton Dickinson & Co. ...........................       10,620        367,718
  Bed Bath & Beyond, Inc.* .........................       11,826        264,607
  BellSouth Corp. ..................................       78,254      3,203,523
  Bemis Co. ........................................        2,278         76,455
  Best Buy Co., Inc.* ..............................        8,696        257,076
  Biogen, Inc.* ....................................        6,264        376,232
  Biomet, Inc. .....................................        7,506        297,894
  Black & Decker Corp. .............................        3,405        133,646
  Block (H. & R.), Inc. ............................        3,854        159,459
  BMC Software, Inc.* ..............................       10,265        143,710
  Boeing Co. .......................................       37,217      2,456,322
  Boise Cascade Corp. ..............................        2,457         82,617
  Boston Scientific Corp.* .........................       16,978        232,386
  Briggs & Stratton Corp. ..........................          957         42,467
  Bristol-Myers Squibb Co. .........................       81,910      6,056,221
  Broadcom Corp. Cl A* .............................        9,853        832,579
  Broadvision Inc.* ................................       11,240        132,773
  Brown-Forman Corp. Cl B ..........................        2,846        189,259
  Brunswick Corp. ..................................        3,667         60,276
  Burlington Northern Santa Fe .....................       16,538        468,232
  Burlington Resources, Inc. .......................        9,028        455,914
  Cabletron Systems, Inc.* .........................        7,712        116,162
  Calpine Corp.* ...................................       11,803        531,873
  Campbell Soup Co. ................................       17,641        610,820
  Capital One Financial Corp. ......................        8,194        539,268
  Cardinal Health, Inc. ............................       11,600      1,155,650
  Carnival Corp. ...................................       24,484        754,413
  Caterpillar, Inc. ................................       14,484        685,274
  Cendant Corp.* ...................................       30,455        293,129
  Centex Corp. .....................................        2,549         95,747
  CenturyTel, Inc. .................................        5,906        211,140
  Ceridian Corp.* ..................................        6,119        121,998
  Charles Schwab Corp. .............................       57,942      1,644,104
  Charter One Financial, Inc. ......................        8,781        253,541
  Chase Manhattan Corp. ............................       54,865      2,492,928
  Chevron Corp. ....................................       26,886      2,270,187
  Chiron Corp.* ....................................        8,022        356,979
  Chubb Corp. ......................................        7,398        639,927
  CIGNA Corp. ......................................        6,430        850,689
  Cincinnati Financial Corp. .......................        6,792        268,709
  CINergy Corp. ....................................        6,735        236,567
  Circuit City Group, Inc. .........................        8,516         97,934
  Cisco Systems, Inc.* .............................      301,489     11,531,954
  Citigroup, Inc. ..................................      210,575     10,752,486
  Citrix Systems, Inc.* ............................        7,735        174,038
  Clear Channel Communications* ....................       24,558      1,189,528
  Clorox Co. .......................................        9,861        350,066
  CMS Energy Corp. .................................        5,069        160,624
  Coastal Corp. ....................................        8,986        793,576
  Coca-Cola Co. ....................................      103,924      6,332,869
  Coca-Cola Enterprises, Inc. ......................       17,589        334,191
  Colgate-Palmolive Co. ............................       24,063      1,553,267
  Comcast Corp. Cl A* ..............................       37,819      1,578,943
  Comerica, Inc. ...................................        6,626        393,419
  Compaq Computer Corp. ............................       71,213      1,071,756
  Computer Associates Intl., Inc. ..................       24,321        474,260
  Computer Sciences Corp.* .........................        7,072        425,204
  Compuware Corp.* .................................       15,304         95,650
  Comverse Technology Inc.* ........................        6,897        749,187
  ConAgra Foods Inc. ...............................       22,437        583,362
  Conexant Systems, Inc.* ..........................        9,543        146,724
  Conoco, Inc. .....................................       26,133        756,224
  Conseco, Inc. ....................................       13,611        179,495
  Consolidated Edison, Inc. ........................        8,885        342,073
  Consolidated Stores Corp.* .......................        4,661         49,523
  Constellation Energy Group .......................        6,331        285,291

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
COMMON STOCKS (CONTINUED):
  Convergys Corp.* .................................        6,472   $    293,263
  Cooper Industries, Inc. ..........................        3,894        178,881
  Cooper Tire & Rubber Co. .........................        3,064         32,555
  Coors (Adolph) Co. Cl B ..........................        1,585        127,295
  Corning, Inc. ....................................       38,525      2,034,602
  Costco Wholesale Corp.* ..........................       18,748        748,748
  Countrywide Credit Industries ....................        4,767        239,542
  Crane Co. ........................................        2,596         73,824
  CSX Corp. ........................................        9,189        238,340
  Cummins Engine Co., Inc. .........................        1,780         67,529
  CVS Corp. ........................................       16,424        984,414
  Dana Corp. .......................................        6,284         96,224
  Danaher Corp. ....................................        5,973        408,404
  Darden Restaurants, Inc. .........................        5,003        114,444
  Deere & Co. ......................................        9,848        451,162
  Dell Computer Corp.* .............................      108,366      1,889,632
  Delphi Automotive Systems Corp. ..................       23,446        263,768
  Delta Air Lines, Inc. ............................        5,150        258,466
  Deluxe Corp. .....................................        3,001         75,835
  Devon Energy Corp. ...............................        5,330        324,970
  Dillard's Inc. Cl A ..............................        3,912         46,211
  Disney (Walt) Co. ................................       87,350      2,527,691
  Dollar General Corp. .............................       13,805        260,569
  Dominion Resources, Inc. .........................       10,001        670,067
  Donnelley (R.R.) & Sons Co. ......................        5,125        138,375
  Dover Corp. ......................................        8,501        344,822
  Dow Chemical Co. .................................       28,375      1,039,234
  Dow Jones & Co., Inc. ............................        3,701        209,569
  DTE Energy Co. ...................................        6,015        234,209
  Du Pont (E.I.) de Nemours & Co. ..................       43,785      2,115,363
  Duke Energy Corp. ................................       15,449      1,317,027
  Dynergy, Inc. ....................................       13,537        758,918
  Eastman Chemical Co. .............................        3,188        155,415
  Eastman Kodak Co. ................................       12,574        495,101
  Eaton Corp. ......................................        3,017        226,841
  Ecolab, Inc. .....................................        5,321        229,801
  Edison International* ............................       13,633        213,016
  El Paso Energy Corp. .............................        9,712        695,622
  Electronic Data Systems Corp. ....................       19,565      1,129,879
  EMC Corp.* .......................................       91,656      6,095,116
  Emerson Electric Co. .............................       17,989      1,417,758
  Engelhard Corp. ..................................        5,371        109,434
  Enron Corp. ......................................       31,273      2,599,568
  Entergy Corp. ....................................        9,332        394,860
  EOG Resources, Inc. ..............................        4,880        266,875
  Equifax, Inc. ....................................        5,983        171,637
  Exelon Corp.* ....................................       13,339        936,531
  Exxon Mobil Corp. ................................      145,618     12,659,665
  Fannie Mae .......................................       42,199      3,660,763
  Federated Department Stores* .....................        8,458        296,030
  FedEx Corp.* .....................................       11,983        478,841
  Fifth Third Bancorp ..............................       19,349      1,156,103
  First Data Corp. .................................       16,548        871,873
  First Union Corp. ................................       41,036      1,141,314
  Firstar Corp. ....................................       39,800        925,345
  FirstEnergy Corp. ................................        9,445        298,108
  FleetBoston Financial Corp. ......................       37,923      1,424,483
  Flour Corp.* .....................................        3,166        104,676
  FMC Corp.* .......................................        1,315         94,269
  Ford Motor Co. ...................................       78,511      1,840,102
  Forest Laboratories, Inc.* .......................        3,675        488,316
  Fortune Brands, Inc. .............................        6,480        194,400
  FPL Group, Inc. ..................................        7,410        531,668
  Franklin Resources, Inc. .........................       10,239        390,106
  Freddie Mac ......................................       29,194      2,010,737
  Freeport-McMoran Copper Cl B* ....................        6,220         53,259
  Gannett Co., Inc. ................................       11,074        698,354
  Gap, Inc. ........................................       35,653        909,152
  Gateway, Inc.* ...................................       13,492        242,721
  General Dynamics Corp. ...........................        8,286        646,308
  General Electric Co. .............................      415,081     19,897,945
  General Mills, Inc. ..............................       11,838        527,531
  General Motors Corp. .............................       23,666      1,205,487
  Genuine Parts Co. ................................        7,250        189,859
  Georgia-Pacific Group ............................        9,489        295,345
  Gillette Co. .....................................       44,123      1,593,943
  Global Crossing Ltd.* ............................       37,100        530,994
  Golden West Financial Corp. ......................        6,676        450,630
  Goodrich (B.F.) Co. ..............................        4,251        154,630
  Goodyear Tire & Rubber Co. .......................        6,624        152,286
  GPU, Inc. ........................................        5,101        187,781
  Grainger (W.W.), Inc. ............................        3,917        142,971
  Great Lakes Chemical Corp. .......................        2,103         78,205
  Guidant Corp.* ...................................       12,936        697,736
  Halliburton Co. ..................................       18,626        675,193
  Harcourt General, Inc. ...........................        3,064        175,261
  Harley-Davidson, Inc. ............................       12,694        504,587
  Harrah's Entertainment, Inc.* ....................        4,889        128,947
  Hartford Financial Svs Gp., Inc. .................        9,392        663,310
  Hasbro, Inc. .....................................        7,278         77,329
  HCA-- The Healthcare Company .....................       23,142      1,018,479
  HealthSouth Corp.* ...............................       16,192        264,132
  Heinz (H.J.) Co. .................................       14,558        690,595
  Hercules, Inc.* ..................................        4,471         85,228
  Hershey Food Corp. ...............................        5,779        372,023
  Hewlett-Packard Co. ..............................       82,833      2,614,417
  Hilton Hotels Corp. ..............................       15,459        162,320
  Home Depot, Inc. .................................       97,014      4,432,327
  Homestake Mining Co. .............................       10,992         46,029
  Honeywell International, Inc. ....................       33,407      1,580,569
  Household International, Inc. ....................       19,724      1,084,820
  Humana, Inc.* ....................................        6,998        106,720
  Huntington Bancshares, Inc. ......................       10,548        170,746
  Illinois Tool Works, Inc. ........................       12,720        757,635
  IMS Health, Inc. .................................       12,301        332,127
  Inco Ltd.* .......................................        7,688        128,851
  Ingersoll Rand Co. ...............................        6,724        281,568
  Intel Corp. ......................................      281,920      8,528,080
  International Paper Co. ..........................       20,165        822,984
  Interpublic Group of Cos., Inc. ..................       12,862        547,439
  Intl. Business Machines Corp. ....................       73,491      6,246,735
  Intl. Flavors & Fragrances .......................        4,172         84,744
  Intuit, Inc.* ....................................        8,640        340,740
  ITT Industries, Inc. .............................        3,681        142,639
  JDS Uniphase Corp.* ..............................       40,279      1,679,131
  Jefferson-Pilot Corp. ............................        4,319        322,845
  Johnson & Johnson ................................       58,228      6,117,579
  Johnson Controls, Inc. ...........................        3,569        185,588
  Kaufman & Broad Home Corp.* ......................        1,796         60,503
  Kellogg Co. ......................................       17,083        448,429
  Kerr-McGee Corp. .................................        3,940        263,734
  KeyCorp ..........................................       17,838        499,464
  Keyspan Corporation ..............................        5,640        238,995
  Kimberly Clark Corp. .............................       22,366      1,581,053
  Kinder Morgan, Inc. ..............................        4,870        254,153
  King Pharmaceuticals Inc.* .......................        7,045        364,138
  KLA Tencor Corp.* ................................        7,771        261,786
  Kmart Corp.* .....................................       20,216        107,398
  Knight-Ridder, Inc. ..............................        3,073        174,777
  Kohl's Corp.* ....................................       13,798        841,678
  Kroger Co.* ......................................       34,477        933,034
  Legget & Platt ...................................        8,241        156,064

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
COMMON STOCKS (CONTINUED):
  Lehman Brothers Holdings, Inc. ...................        9,991   $    675,641
  Lexmark Int'l, Inc.* .............................        5,326        236,008
  Lilly (Eli) & Co. ................................       47,222      4,394,597
  Limited, Inc. ....................................       17,827        304,173
  Lincoln National Corp. ...........................        8,018        379,352
  Linear Technology Corp. ..........................       13,267        613,599
  Liz Claiborne, Inc. ..............................        2,171         90,368
  Lockheed Martin Corp. ............................       18,043        612,560
  Loews Corp. ......................................        4,127        427,402
  Longs Drug Stores Corp. ..........................        1,566         37,780
  Louisiana-Pacific Corp. ..........................        4,366         44,206
  Lowe's Companies, Inc. ...........................       16,086        715,827
  LSI Logic Corp.* .................................       13,375        228,579
  Lucent Technologies ..............................      139,893      1,888,556
  Manor Care, Inc.* ................................        4,333         89,368
  Marriott International, Inc. .....................       10,071        425,500
  Marsh & McLennan Cos., Inc. ......................       11,523      1,348,191
  Masco Corp. ......................................       18,695        480,228
  Massey Energy Co. ................................        3,166         40,367
  Mattel, Inc. .....................................       17,944        259,111
  Maxim Integrated Products, Inc.* .................       11,909        569,399
  May Department Stores Co. ........................       12,534        410,489
  Maytag Corp. .....................................        3,260        105,339
  MBIA, Inc. .......................................        4,117        305,173
  MBNA Corp. .......................................       35,681      1,317,967
  McDermott International, Inc.* ...................        2,561         27,531
  McDonald's Corp. .................................       54,931      1,867,654
  McGraw-Hill Cos., Inc. ...........................        8,138        477,090
  McKesson HBOC, Inc. ..............................       11,910        427,450
  Mead Corp. .......................................        4,215        132,246
  Medimmune, Inc.* .................................        8,744        416,980
  Medtronic, Inc. ..................................       50,297      3,036,681
  Mellon Financial Corp. ...........................       20,476      1,007,163
  Merck & Co., Inc. ................................       96,604      9,044,550
  Mercury Interactive Corp.* .......................        3,316        299,269
  Meredith Corp. ...................................        2,172         69,911
  Merrill Lynch & Co., Inc. ........................       33,935      2,313,943
  MetLife Inc. .....................................       32,027      1,120,945
  MGIC Investment Corp. ............................        4,446        299,827
  Micron Technology, Inc.* .........................       23,764        843,622
  Microsoft Corp.* .................................      223,372      9,716,637
  Millipore Corp. ..................................        1,975        124,425
  Minnesota Mining & Mfg. Co. ......................       16,523      1,991,022
  Molex Inc., Cl A .................................        8,226        292,023
  Moody's Corp. ....................................        6,818        175,137
  Morgan (J.P.) & Co., Inc. ........................        6,701      1,109,016
  Morgan Stanley Dean Witter .......................       46,947      3,720,550
  Motorola, Inc. ...................................       91,453      1,851,923
  Nabors Industries, Inc.* .........................        6,150        363,773
  National City Corp. ..............................       25,482        732,608
  National Semiconductor Corp.* ....................        7,467        150,273
  National Service Industries ......................        1,750         44,953
  Navistar International Corp.* ....................        2,533         66,333
  NCR Corp.* .......................................        3,979        195,468
  Network Appliance, Inc.* .........................       13,239        850,399
  New York Times Co. Cl A ..........................        6,813        272,946
  Newell Rubbermaid, Inc. ..........................       11,223        255,323
  Newmont Mining Corp. .............................        7,108        121,280
  Nextel Communications, Inc.* .....................       31,902        789,575
  Niagara Mohawk Holdings, Inc.* ...................        6,760        112,808
  Nicor, Inc. ......................................        1,992         86,030
  NIKE, Inc. Cl B ..................................       11,336        632,691
  NiSource, Inc. ...................................        8,563        263,312
  Nordstrom, Inc. ..................................        5,469         99,467
  Norfolk Southern Corp. ...........................       16,064        213,852
  Nortel Networks Corp. Holding ....................      129,752      4,160,174
  Northern Trust Corp. .............................        9,328        760,815
  Northrop Grumman Corp. ...........................        3,008        249,664
  Novell, Inc.* ....................................       13,749         71,753
  Novellus Systems, Inc.* ..........................        5,499        197,620
  Nucor Corp. ......................................        3,262        129,461
  Occidental Petroleum Corp. .......................       15,506        376,021
  Office Depot, Inc.* ..............................       12,481         88,927
  Old Kent Financial Corp. .........................        5,786        253,138
  Omnicom Group, Inc. ..............................        7,514        622,723
  Oneok, Inc. ......................................        1,252         60,253
  Oracle Corp.* ....................................      234,478      6,814,517
  PACCAR, Inc. .....................................        3,181        156,664
  Pactiv Corp.* ....................................        6,619         81,910
  Pall Corp. .......................................        5,241        111,699
  Palm, Inc.* ......................................       23,660        669,874
  Parametric Technology Corp.* .....................       11,444        153,779
  Parker Hannifin Corp. ............................        4,878        215,242
  Paychex, Inc. ....................................       15,604        758,745
  Penney (J.C.) Co., Inc. ..........................       10,991        119,527
  Peoples Energy Corp. .............................        1,526         68,289
  Peoplesoft, Inc.* ................................       11,957        444,651
  PepsiCo, Inc. ....................................       60,559      3,001,455
  Perkin Elmer, Inc. ...............................        2,107        221,235
  Pfizer, Inc. .....................................      264,286     12,157,168
  PG & E Corp.* ....................................       16,210        324,200
  Pharmacia Corp. ..................................       54,024      3,295,464
  Phelps Dodge Corp. ...............................        3,275        182,787
  Phillip Morris Cos., Inc. ........................       93,144      4,098,336
  Phillips Petroleum Co. ...........................       10,692        608,108
  Pinnacle West Capital Corp. ......................        3,545        168,831
  Pitney Bowes, Inc. ...............................       10,562        349,866
  Placer Dome, Inc. ................................       13,700        131,863
  PNC Financial Services Group .....................       12,106        884,495
  Potlatch Corp. ...................................        1,246         41,819
  Power-One, Inc.* .................................        3,288        129,260
  PPG Industries, Inc. .............................        7,069        327,383
  PPL Corporation ..................................        6,079        274,695
  Praxair, Inc. ....................................        6,658        295,449
  Proctor & Gamble Co. .............................       54,615      4,283,864
  Progress Energy, Inc. ............................        8,608        423,406
  Progressive Corp. of Ohio ........................        3,031        314,087
  Providian Financial Corp. ........................       12,008        690,460
  Public Svc. Enterprise Group .....................        8,969        436,118
  Pulte Corp. ......................................        1,766         74,503
  QlLogic Corporation* .............................        3,834        295,218
  Quaker Oats Co. ..................................        5,511        536,634
  Qualcomm, Inc.* ..................................       31,262      2,569,346
  Quintiles Transnational Corp.* ...................        4,843        101,400
  Qwest Communications Intl.* ......................       69,374      2,844,334
  Radioshack Corp. .................................        7,801        333,980
  Ralston Purina Co. ...............................       12,918        337,483
  Raytheon Co. .....................................       14,251        442,672
  Reebok International Ltd.* .......................        2,418         66,108
  Regions Financial Corp. ..........................        9,257        252,832
  Reliant Energy, Inc. .............................       12,371        535,819
  Robert Half Intl., Inc.* .........................        7,495        198,618
  Rockwell Intl., Corp. ............................        7,716        367,475
  Rohm Haas Co. ....................................        9,123        331,279
  Rowan Cos., Inc.* ................................        3,924        105,948
  Royal Dutch Petroleum Co. (N.Y) ..................       89,825      5,440,027
  Ryder System, Inc. ...............................        2,550         42,394
  Sabre Group Holdings, Inc. .......................        5,469        235,851
  Safeco Corp. .....................................        5,371        176,572
  Safeway, Inc.* ...................................       20,991      1,311,938
  Sanmina Corp.* ...................................        6,374        488,408
  Sapient Corp. ....................................        5,082         60,666

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
COMMON STOCKS (CONTINUED):
  Sara Lee Corp. ...................................       34,927   $    857,894
  SBC Communications, Inc. .........................      141,797      6,770,807
  Schering-Plough Corp. ............................       61,245      3,475,654
  Schlumberger, Ltd. ...............................       23,890      1,909,707
  Scientific-Atlanta, Inc. .........................        6,727        219,048
  Sealed Air Corp.* ................................        3,492        106,506
  Sears Roebuck & Co. ..............................       13,999        486,465
  Sempra Energy ....................................        8,588        199,671
  Sherwin-Williams Co. .............................        6,726        176,978
  Siebel Systems, Inc.* ............................       17,994      1,216,844
  Sigma-Aldrich Corp. ..............................        3,235        127,176
  Snap-On, Inc. ....................................        2,517         70,161
  Solectron Corp.* .................................       26,703        905,232
  Southern Co. .....................................       28,313        941,407
  SouthTrust Corp. .................................        7,116        289,532
  Southwest Airlines Co. ...........................       21,023        704,901
  Sprint Corp. (FON Grp.) ..........................       37,133        754,264
  Sprint Corp. (PCS Grp.)* .........................       39,054        798,166
  St. Jude Medical, Inc.* ..........................        3,494        214,663
  St. Paul Companies, Inc. .........................        9,119        495,276
  Stanley Works ....................................        3,657        114,053
  Staples, Inc.* ...................................       19,019        224,662
  Starbucks Corp.* .................................        7,800        345,150
  Starwood Hotels & Resorts ........................        8,120        286,230
  State Street Corp. ...............................        6,795        844,007
  Stillwell Financial Inc. .........................        9,353        368,859
  Stryker Corp. ....................................        8,160        412,814
  Summit Bancorp ...................................        7,302        278,845
  Sun Microsystems, Inc.* ..........................      134,885      3,759,919
  Sunoco, Inc. .....................................        3,561        119,961
  Suntrust Banks, Inc. .............................       12,408        781,704
  Supervalu, Inc. ..................................        5,536         76,812
  Symbol Technologies, Inc. ........................        6,200        223,200
  Synovus Financial Corp. ..........................       11,903        320,637
  Sysco Corp. ......................................       27,962        838,860
  T. Rowe Price Group, Inc. ........................        5,076        214,540
  Target Corp. .....................................       37,522      1,210,085
  Tektronix, Inc.* .................................        3,963        133,504
  Tellabs, Inc.* ...................................       17,251        974,682
  Temple-Inland, Inc. ..............................        2,060        110,468
  Tenet Healthcare Corp. ...........................       13,282        590,219
  Teradyne, Inc.* ..................................        7,324        272,819
  Texaco, Inc. .....................................       23,046      1,431,733
  Texas Instruments, Inc. ..........................       72,502      3,434,782
  Textron, Inc. ....................................        5,959        277,094
  The CIT Group, Inc. ..............................       11,070        222,784
  Thermo Electron Corp.* ...........................        7,541        224,345
  Thomas & Betts Corp. .............................        2,486         40,242
  Tiffany & Co. ....................................        6,105        193,071
  Time Warner, Inc. ................................       55,610      2,905,066
  Timken Co. .......................................        2,514         38,024
  TJX Companies, Inc. ..............................       11,783        326,978
  Torchmark Corp. ..................................        5,289        203,296
  Tosco Corp. ......................................        6,089        206,645
  Toys R Us, Inc.* .................................        8,558        142,812
  Transocean Sedco Forex, Inc. .....................        8,820        405,720
  Tribune Co. ......................................       12,663        535,012
  Tricon Global Restaurants Inc.* ..................        6,220        205,260
  TRW, Inc. ........................................        5,187        200,996
  Tupperware Corp. .................................        2,480         50,685
  TXU Corp. ........................................       10,813        479,151
  Tyco International Ltd. ..........................       73,268      4,066,374
  U.S. Bancorp .....................................       31,551        920,895
  Unilever N.V. (N.Y.) .............................       23,998      1,510,374
  Union Carbide Corp. ..............................        5,673        305,278
  Union Pacific Corp. ..............................       10,423        528,967
  Union Planters Corp. .............................        5,701        203,811
  Unisys Corp.* ....................................       13,024        190,476
  United Technologies Corp. ........................       19,621      1,542,701
  UnitedHealth Group Inc. ..........................       13,356        819,725
  Unocal Corp. .....................................       10,225        395,580
  UNUM Provident Corp. .............................       10,121        272,002
  US Airways Group Inc.* ...........................        2,755        111,750
  USA Education Inc. ...............................        6,872        467,296
  UST, Inc. ........................................        6,852        192,284
  USX-Marathon Group ...............................       13,061        362,443
  USX-U.S. Steel Group .............................        3,702         66,636
  V F Corp. ........................................        4,795        173,771
  Veritas Software Corp.* ..........................       16,335      1,429,313
  Verizon Communications ...........................      113,065      5,667,383
  Viacom, Inc. Cl B* ...............................       63,381      2,963,062
  Visteon Corp. ....................................        5,467         62,871
  Vitesse Semiconductor Corp.* .....................        7,470        413,184
  Vulcan Materials Co. .............................        4,202        201,171
  Wachovia Corp. ...................................        8,477        492,726
  Walgreen Co. .....................................       42,394      1,772,599
  Wal-Mart Stores, Inc. ............................      187,109      9,940,166
  Washington Mutual, Inc. ..........................       22,645      1,201,600
  Waste Management, Inc. ...........................       26,040        722,610
  Watson Pharmaceuticals, Inc.* ....................        4,258        217,956
  Wellpoint Health Networks Inc.* ..................        2,561        295,155
  Wells Fargo & Company ............................       71,598      3,987,114
  Wendy's International, Inc. ......................        4,775        125,344
  Westvaco Corp. ...................................        4,213        122,967
  Weyerhaeuser Co. .................................        9,217        467,763
  Whirlpool Corp. ..................................        2,787        132,905
  Willamette Industries, Inc. ......................        4,648        218,166
  Williams Cos., Inc. ..............................       18,432        736,128
  Winn-Dixie Stores, Inc. ..........................        5,923        114,758
  WorldCom Inc.* ...................................      120,558      1,687,812
  Worthington Industries, Inc. .....................        3,595         28,985
  Wrigley (Wm.) Jr. Co. ............................        4,792        459,134
  Xcel Energy, Inc. ................................       14,267        414,635
  Xerox Corp. ......................................       27,959        129,310
  Xilinx, Inc.* ....................................       13,752        634,311
  Yahoo!, Inc.* ....................................       23,392        705,781
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $383,073,577) 98.5% .......................                $491,891,305
                                                                    ------------

----------
*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                     Discount     Face
                                       Rate     Maturity      Amount         Value
                                     --------   --------    ----------   -------------
Short-Term Debt Securities:
U.S. GOVERNMENT(0.2%)
      U.S. Treasury Bill(a) .........  6.17%    01/18/01   $   150,000   $    149,506
      U.S. Treasury Bill(a) .........  6.20     02/01/01       300,000        298,280
      U.S. Treasury Bill(a) .........  6.01     02/15/01       300,000        297,634
                                                                         ------------
                                                                              745,420
                                                                         ------------
COMMERCIAL PAPER (1.3%)
      Avery Dennison Corp. ..........  6.45     01/02/01     3,722,000      3,719,999
      Ford Motor Credit Puerto Rico .  6.52     01/02/01     3,000,000      2,998,368
                                                                         ------------
                                                                            6,718,367
                                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES
      (Cost: $7,463,787) 1.5% ........................................      7,463,787
                                                                         ------------
Total Investments
      (Cost: $390,537,364) 100.0% ....................................   $499,355,092
                                                                         ============

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2000:

                                                   Expiration   Underlying Face  Unrealized
                                                      Date      Amount at Value  Gain/(Loss)
                                                   ----------   ---------------  ----------
PURCHASED
     23 S&P 500 Stock Index Futures Contracts ...  March 2001     $7,676,250     $(112,306)
                                                                  ==========     =========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.5%.

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
COMMON STOCKS:
  3Com Corp.* ......................................       33,877   $    287,955
  A. Schulman, Inc. ................................        2,949         33,914
  Abercrombie & Fitch Co. Cl A* ....................        9,587        191,740
  ACNielsen Corp.* .................................        5,549        201,151
  Acxiom Corp.* ....................................        8,612        335,330
  Adtran, Inc.* ....................................        3,749         79,666
  Advanced Fibre Communication* ....................        7,760        140,165
  Affiliated Computer Svcs.* .......................        5,141        311,994
  AGCO Corp. .......................................        5,686         68,943
  AGL Resources, Inc. ..............................        5,304        117,020
  Airborne Freight Corp. ...........................        4,648         45,318
  Airgas, Inc.* ....................................        6,459         44,002
  AK Steel Holding Corp. ...........................       10,417         91,149
  Alaska Air Group, Inc.* ..........................        2,523         75,059
  Albany International Corp. Cl A* .................        2,951         39,654
  Albemarle Corp. ..................................        4,429        109,618
  Alexander & Baldwin, Inc. ........................        3,944        103,530
  Allamerica Financial Corp. .......................        5,125        371,563
  Allete ...........................................        7,216        179,047
  Alliant Energy Corp. .............................        7,713        245,852
  American Eagle Outfitters* .......................        4,442        187,675
  American Financial Group .........................        5,743        152,548
  American Standard Cos., Inc.* ....................        6,785        334,585
  American Water Works Co. .........................        9,549        280,502
  Americredit Corp.* ...............................        7,558        205,956
  Amerisource Health Corp. Cl A* ...................        5,030        254,015
  Ametek, Inc. .....................................        3,081         79,913
  ANTEC Corp.* .....................................        3,670         29,016
  Apogent Technologies Inc.* .......................       10,205        209,203
  Apollo Group, Inc. Cl A* .........................        7,340        361,036
  Apria Healthcare Group, Inc.* ....................        4,993        148,542
  Arrow Electronics, Inc.* .........................        9,478        271,308
  Arvinmeritor, Inc. ...............................        6,922         78,738
  Associated Banc-Corp .............................        6,461        196,253
  Astoria Financial Corp. ..........................        4,827        262,166
  Atlas Air, Inc.* .................................        3,647        118,983
  Atmel Corp.* .....................................       45,113        524,439
  Avnet, Inc. ......................................        8,926        191,909
  Avocent Corp.* ...................................        4,154        112,158
  Bandag, Inc. .....................................        1,985         80,517
  Banknorth Group, Inc. ............................       14,002        279,165
  Banta Corp. ......................................        2,378         60,449
  Barnes & Noble, Inc.* ............................        6,280        166,420
  Barr Laboratories, Inc.* .........................        3,493        254,771
  Beckman Coulter, Inc. ............................        5,783        242,525
  Belo Corporation .................................       11,001        176,016
  Bergen Brunswig Corp. ............................       13,038        206,392
  BISYS Group, Inc.* ...............................        5,474        285,332
  BJ Services Co.* .................................        8,037        553,548
  BJ's Wholesale Club, Inc.* .......................        7,010        269,009
  Black Hills Corp. ................................        2,159         96,615
  Blyth, Inc. ......................................        4,674        112,760
  Bob Evans Farms, Inc. ............................        3,367         71,759
  Borders Group, Inc.* .............................        7,608         88,919
  Borg-Warner, Inc. ................................        2,548        101,920
  Bowater, Inc. ....................................        4,943        278,662
  Brinker International, Inc.* .....................        6,299        266,133
  BroadWing, Inc.* .................................       20,915        477,123
  C.H. Robinson Worldwide, Inc. ....................        8,264        259,800
  Cabot Corp. ......................................        6,418        169,275
  Cabot Microelectronics Corp.* ....................        2,283        118,573
  Cadence Design Systems, Inc.* ....................       23,852        655,930
  Callaway Golf Co. ................................        7,178        133,690
  Carlisle Companies, Inc. .........................        2,956        126,923
  Carpenter Technology Corp. .......................        2,163         75,705
  Carter-Wallace, Inc. .............................        4,323        144,280
  Catalina Marketing Corp.* ........................        5,371        209,133
  CBRL Group, Inc. .................................        5,560        101,123
  CDW Computers Centers, Inc.* .....................        8,470        236,101
  CheckFree Corp.* .................................        7,378        317,715
  ChoicePoint, Inc.* ...............................        3,966        260,021
  Chris-Craft Industries, Inc.* ....................        3,433        228,295
  Church & Dwight ..................................        3,702         82,370
  Cintas Corp. .....................................       16,308        867,382
  Cirrus Logic, Inc.* ..............................        7,456        139,800
  City National Corp. ..............................        4,662        180,944
  Claire's Stores, Inc. ............................        4,914         88,145
  Clayton Homes, Inc. ..............................       13,379        153,859
  Cleco Corporation ................................        2,207        120,833
  CNF Transportation, Inc. .........................        4,741        160,305
  Comdisco, Inc. ...................................       14,759        168,806
  CommScope, Inc.* .................................        4,949         81,968
  Compass Bancshares Inc., .........................       11,702        279,385
  Concord EFS, Inc.* ...............................       20,899        918,250
  Conectiv, Inc. ...................................        8,583        172,196
  Cooper Cameron Corp.* ............................        5,222        344,978
  COR Therapeutics Inc.* ...........................        5,278        185,720
  Covance, Inc.* ...................................        5,547         59,630
  Credence Systems Corp.* ..........................        5,110        117,530
  Crompton Corp. ...................................       10,904        114,492
  CSG Systems Intl., Inc.* .........................        5,041        236,612
  Cypress Semiconductor Corp.* .....................       12,722        250,464
  Cytec Industries, Inc.* ..........................        3,940        157,354
  Dallas Semiconductor Corp. .......................        5,879        150,649
  Dean Foods Co. ...................................        3,528        108,266
  Dentsply International, Inc. .....................        5,009        195,977
  DeVry, Inc.* .....................................        6,750        254,813
  Dial Corp. .......................................        9,203        101,233
  Diebold, Inc. ....................................        6,883        229,720
  Dime Bancorp, Inc. ...............................       10,534        311,411
  Dole Food Company ................................        5,386         88,196
  Dollar Tree Stores* ..............................       10,396        254,702
  Donaldson Company, Inc. ..........................        4,372        121,596
  DPL, Inc. ........................................       12,395        411,359
  DQE, Inc. ........................................        5,412        177,243
  Dreyers Grand Ice Cream, Inc. ....................        2,684         86,559
  DSP Group, Inc.* .................................        2,588         54,469
  DST Systems, Inc.* ...............................       12,180        816,060
  Dun & Bradstreet* ................................        7,924        205,034
  Dycom Industries, Inc.* ..........................        4,101        147,380
  E*Trade Group, Inc.* .............................       30,212        222,814
  Edwards (A.G.), Inc. .............................        7,827        371,293
  Edwards Lifesciences Corp.* ......................        5,628         99,897
  EGL Inc.* ........................................        4,485        107,360
  Electronic Arts, Inc.* ...........................       12,793        545,302
  Emmis Communications Cl A* .......................        4,515        129,524
  Energizer Holdings Inc.* .........................        9,231        197,313
  Energy East Corporation ..........................       11,422        224,871
  ENSCO International, Inc. ........................       13,406        456,642
  Everest RE Group .................................        4,440        318,015
  Expeditors Int'l Wash., Inc. .....................        5,048        271,015
  Express Scripts, Inc. Cl A* ......................        3,686        376,894
  Family Dollar Stores, Inc. .......................       16,540        354,576
  Fastenal Co. .....................................        3,680        201,940
  Federal Signal Corp. .............................        4,381         85,977
  Ferro Corp. ......................................        3,311         76,153
  First Health Group Corp.* ........................        4,607        214,513
  First Tennessee Natl. Corp. ......................       12,465        360,706
  First Virginia Banks, Inc. .......................        4,515        216,720
  Firstmerit Corp. .................................        8,567        229,034
  Fiserv, Inc.* ....................................       11,988        568,681
  Flowers Industries, Inc. .........................        9,717        153,043

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
COMMON STOCKS (CONTINUED):
  Flowserve Corporation* ...........................        3,601   $     76,971
  Fuller( H.B.) Co. ................................        1,329         52,433
  Furniture Brands Intl., Inc.* ....................        4,773        100,531
  Galileo International, Inc. ......................        8,637        172,740
  Gallagher (Arthur J.) & Co. ......................        3,761        239,294
  Gartner Group, Inc. Cl A* ........................        8,305         52,654
  GATX Corp. .......................................        4,668        232,817
  Genzyme Corporation* .............................        9,182        825,806
  Georgia-Pacific (Timber Group) ...................        7,827        234,321
  Gilead Sciences, Inc.* ...........................        4,484        371,892
  Glatfelter (P.H.) Co. ............................        4,097         51,008
  Global Marine, Inc.* .............................       17,028        483,170
  Granite Construction .............................        2,615         75,672
  Grant Prideco, Inc.* .............................       10,503        230,410
  Greater Bay Bancorp ..............................        3,845        157,645
  Greenpoint Financial Corp. .......................        9,775        400,164
  GTECH Holdings Corp.* ............................        3,396         69,830
  Hanover Compressor Co.* ..........................        5,720        254,898
  Harris Corp. .....................................        6,500        199,063
  Harsco Corp. .....................................        3,818         94,257
  Harte-Hanks, Inc. ................................        6,499        153,945
  Hawaiian Electric Inds ...........................        3,134        116,546
  Health Management Associates* ....................       23,543        488,517
  Health Net, Inc.* ................................       11,929        312,391
  Helmerich & Payne, Inc. ..........................        4,839        212,311
  Henry (Jack) & Associates ........................        4,169        258,999
  Hibernia Corp. Cl A ..............................       15,441        196,873
  Hillenbrand Industries, Inc. .....................        6,086        313,429
  Hispanic Broadcasting Corp.* .....................       10,486        267,393
  HON Industries, Inc. .............................        5,844        149,022
  Horace Mann Educators Corp. ......................        3,881         82,956
  Hormel Foods Corp. ...............................       13,539        252,164
  Houghton Mifflin Co. .............................        2,907        134,812
  Hubbell, Inc. Cl B ...............................        5,739        152,084
  IBP, Inc. ........................................       10,234        273,760
  ICN Pharmaceuticals, Inc. ........................        7,751        237,859
  IdaCorp, Inc. ....................................        3,651        179,127
  IDEC Pharmaceuticals Corp.* ......................        4,624        876,537
  Imation Corp.* ...................................        3,498         54,219
  IMC Global, Inc. .................................       11,104        172,806
  INCYTE Pharmaceuticals, Inc.* ....................        6,176        153,628
  Infocus Corp.* ...................................        3,670         54,133
  Informix Corp.* ..................................       27,068         80,359
  Integrated Device Tech., Inc.* ...................       10,268        340,128
  International Game Technology* ...................        7,066        339,168
  International Rectifier* .........................        5,992        179,760
  International Speedway Corp. .....................        5,111        194,218
  Interstate Bakeries Corp. ........................        4,877         68,583
  Investment Technology Grp., Inc.* ................        2,999        125,208
  Investors Financial Services Corp. ...............        2,935        252,410
  IPALCO Enterprises, Inc. .........................        8,509        205,811
  Ivax Corp.* ......................................       15,343        587,637
  J.B. Hunt Transport Svcs., Inc.* .................        3,448         57,970
  J.M. Smucker Co. .................................        2,358         65,906
  Jabil Circuit, Inc.* .............................       18,411        467,179
  Jacobs Engineering Group, Inc.* ..................        2,530        116,854
  Jones Apparel Group, Inc.* .......................       11,529        371,090
  Kansas City Power & Light ........................        6,023        165,256
  Kaydon Corp. .....................................        2,949         73,356
  Keane, Inc.* .....................................        6,671         65,042
  Kelly Services, Inc. .............................        3,478         82,168
  Kemet Corp.* .....................................        8,556        129,410
  Kennametal, Inc. .................................        2,932         85,395
  Korn/Ferry International* ........................        3,654         77,648
  L-3 Communications Hldgs., Inc.* .................        3,184        245,168
  Lam Research Corp.* ..............................       12,063        174,914
  Lancaster Colony Corp. ...........................        3,651        102,456
  Lance Inc. .......................................        2,877         36,412
  Lands End, Inc.* .................................        2,927         73,526
  Lattice Semiconductor Corp.* .....................       10,391        190,935
  Lear Corp.* ......................................        6,232        154,632
  Lee Enterprises ..................................        4,248        126,644
  Legato Systems, Inc.* ............................        8,454         62,877
  Legg Mason, Inc. .................................        5,944        323,948
  Lennar Corp. .....................................        6,007        217,754
  Leucadia National ................................        5,351        189,626
  Lincare Holdings, Inc.* ..........................        5,041        287,652
  Litton Industries, Inc.* .........................        4,387        345,202
  Lone Star Steakhouse .............................        2,488         23,947
  Longview Fibre Co. ...............................        4,951         66,839
  Lubrizol Corp. ...................................        5,131        132,123
  Lyondell Petrochemical Co. .......................       11,443        175,221
  M & T Bank Corp. .................................        8,939        607,852
  Macromedia Inc.* .................................        5,049        306,727
  Macrovision Corp.* ...............................        4,802        355,423
  Mandalay Resort Group* ...........................        7,334        160,890
  Manpower, Inc. ...................................        7,359        279,642
  Marshall & Ilsley Corp. ..........................       10,143        515,569
  Martin Marietta Materials, Inc. ..................        4,496        190,181
  Mastec, Inc.* ....................................        4,606         92,120
  Maxxam, Inc.* ....................................          654          9,933
  McCormick & Co., Inc. ............................        6,668        240,465
  MCN Energy Group Inc. ............................        8,700        240,881
  Media General Inc. Cl A ..........................        2,209         80,408
  Mentor Graphics Corp.* ...........................        6,161        169,042
  Mercantile Bankshares Corp. ......................        6,787        293,114
  Micrel, Inc.* ....................................        8,244        277,720
  Microchip Technology, Inc.* ......................       11,466        251,535
  Millennium Pharmaceuticals Inc.* .................       20,568      1,272,618
  Miller (Herman), Inc. ............................        7,675        220,656
  Minerals Technologies, Inc. ......................        1,976         67,555
  Minimed, Inc.* ...................................        6,176        259,585
  MIPS Technologies Inc. Cl B* .....................        3,745         95,439
  Modine Manufacturing Co. .........................        2,861         59,366
  Modis Professional Services* .....................        9,330         38,486
  Mohawk Industries, Inc.* .........................        5,162        141,310
  Montana Pwr. Co.* ................................       10,272        213,144
  Mony Group, Inc. .................................        4,454        220,195
  Murphy Oil Corp. .................................        4,355        263,205
  Mylan Laboratories, Inc. .........................       12,091        304,542
  Mynd Corp. .......................................          417          6,646
  National Fuel Gas Co. ............................        3,782        238,030
  National Instruments Corp.* ......................        4,850        235,528
  National-Oilwell Inc.* ...........................        7,861        304,122
  Natl. Commerce Bancorp ...........................       19,877        491,956
  NCH Corp. ........................................          537         20,406
  NCO Group, Inc.* .................................        2,445         74,267
  Neiman-Marcus Group, Inc.* .......................        4,594        163,374
  Networks Associates, Inc.* .......................       13,319         55,773
  Neuberger Berman .................................        4,787        388,046
  Newport News Shipbuilding Inc. ...................        3,417        177,684
  Noble Affiliates, Inc. ...........................        5,450        250,700
  Noble Drilling Corp.* ............................       12,949        562,472
  Nordson Corp. ....................................        3,123         79,637
  North Fork Bancorp, Inc. .........................       15,842        389,119
  Northeast Utilities ..............................       13,899        337,051
  NOVA Corp.* ......................................        6,321        126,025
  NSTAR ............................................        5,132        220,035
  NVIDIA Corporation* ..............................        6,334        207,537
  Ocean Energy, Inc. ...............................       16,288        283,004
  Ogden Corp.* .....................................        4,779         73,477
  OGE Energy Corp. .................................        7,521        183,794
  Ohio Casualty Corp. ..............................        5,826         58,260
  Old Republic Intl. Corp. .........................       11,493        367,776
  Olin Corp. .......................................        4,317         95,514
  Omnicare, Inc. ...................................        8,980        194,193
  Outback Steakhouse, Inc.* ........................        7,513        194,399
  Overseas Shipholding Group .......................        3,211         73,652

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
COMMON STOCKS (CONTINUED):
  Oxford Health Plans, Inc.* .......................        8,337   $    329,312
  Pacific Century Finl Corp. .......................        7,721        136,565
  Pacificare Health Systems, Inc.* .................        3,307         49,605
  Papa John's Intl., Inc.* .........................        2,220         49,395
  Park Place Entertainment* ........................       28,780        343,561
  Payless Shoesource, Inc.* ........................        2,232        157,914
  Pennzoil-Quaker State Co. ........................        7,667         98,713
  Pentair, Inc. ....................................        4,738        114,600
  Perrigo Co.* .....................................        7,095         58,756
  Pioneer Natural Resources Co.* ...................        9,825        193,430
  Pittston Bax Group ...............................        5,004         99,455
  Plantronics Inc.* ................................        4,766        224,002
  Plexus Corp.* ....................................        3,873        117,703
  Polycom, Inc.* ...................................        7,300        234,969
  Potomac Electric Power Co. .......................       10,777        266,300
  Powerwave Technologies Inc.* .....................        6,117        357,845
  Precision Castparts Corp. ........................        4,805        202,110
  Price Communications Corp.* ......................        5,427         91,241
  Protective Life Corp. ............................        6,240        201,240
  Protein Design* ..................................        4,138        359,489
  Provident Financial Group ........................        4,757        178,388
  Public Service Co. New Mexico ....................        3,836        102,853
  Pudget Energy Inc. ...............................        8,325        231,539
  Quanta Services, Inc.* ...........................        5,527        177,900
  Quantum Corp.(DSSG)* .............................       14,452        192,392
  Quest Diagnostics, Inc.* .........................        4,471        634,882
  Questar Corp. ....................................        7,802        234,548
  Quorum Health Group, Inc.* .......................        6,920        108,990
  Radian Group, Inc. ...............................        3,654        274,278
  Rational Software Corp.* .........................       18,284        711,933
  Rayonier, Inc. ...................................        2,598        103,433
  Reader's Digest Assn .............................        9,938        388,824
  Retek Inc.* ......................................        4,645        113,222
  Reynolds & Reynolds Co. ..........................        7,377        149,384
  RF Micro Devices* ................................       15,727        431,510
  RJ Reynolds Tobacco Holdings .....................        9,843        479,846
  Rollins, Inc. ....................................        2,914         58,462
  Rosllyn Bancorp, Inc. ............................        5,955        162,646
  Ross Stores, Inc. ................................        8,009        135,152
  RPM, Inc. ........................................        9,874         84,546
  Ruddick Corp. ....................................        4,423         50,588
  Ryerson Tull, Inc. ...............................        2,389         19,709
  Saks Incorporated* ...............................       13,682        136,820
  Sandisk Corp.* ...................................        6,513        180,736
  Sawtek, Inc.* ....................................        4,153        191,817
  SCANA Corp. ......................................       10,202        301,597
  Scholastic Corp.* ................................        1,681        148,979
  SCI Systems, Inc.* ...............................       14,070        371,096
  SEI Investments ..................................        5,106        571,872
  Semtech Corp.* ...................................        6,437        142,016
  Sensient Technologies Corp. ......................        4,789        108,950
  Sensormatic Electronics Corp.* ...................        7,457        149,606
  Sepracor, Inc.* ..................................        7,134        571,612
  Sequa Corp. Cl A* ................................        1,033         37,575
  Shaw Industries ..................................       12,010        227,439
  Sierra Pacific Resources .........................        7,601        122,087
  Silicon Valley Bancshares* .......................        4,729        163,446
  Six Flags, Inc.* .................................        7,688        132,138
  Smith International, Inc.* .......................        4,892        364,760
  Solutia, Inc. ....................................       10,020        120,240
  Sonoco Products Co. ..............................        9,675        209,222
  Sotheby's Holdings* ..............................        5,626        130,453
  Sovereign Bancorp, Inc. ..........................       21,936        178,230
  SPX, Inc.* .......................................        3,061        331,162
  Steris Corp.* ....................................        6,527        105,248
  Stewart & Stevenson Svcs., Inc. ..................        2,648         60,118
  Storage Technology Corp.* ........................        9,911         89,199
  Structural Dynamics Research* ....................        3,477         34,770
  Suiza Foods Corp.* ...............................        2,715        130,320
  Sungard Data Sys Inc.* ...........................       12,801        603,247
  Superior Industries Intl .........................        2,519         79,506
  Swift Transportation Co., Inc.* ..................        6,138        121,609
  Sybase, Inc.* ....................................        8,485        168,109
  Sykes Enterprises, Inc.* .........................        3,915         17,373
  Sylvan Learning Systems, Inc.* ...................        3,623         53,666
  Symantec Corp.* ..................................        7,269        242,603
  Synopsys, Inc.* ..................................        6,303        298,999
  TCF Financial ....................................        7,849        349,771
  Tech Data Corp.* .................................        5,194        140,482
  Teco Energy, Inc. ................................       12,182        394,392
  Tecumseh Products Co. Cl A .......................        1,876         78,675
  Teleflex, Inc. ...................................        3,697        163,361
  Telephone & Data Systems, Inc. ...................        5,688        511,920
  The PMI Group, Inc. ..............................        4,276        289,432
  Tidewater, Inc. ..................................        5,409        240,024
  Titan Corp.* .....................................        5,245         85,231
  Transaction Systems Architects* ..................        3,132         36,214
  Transwitch Corp.* ................................        7,991        312,648
  Trigon Healthcare, Inc.* .........................        3,656        284,483
  Trinity Industries ...............................        3,610         90,250
  Triquint Semiconductor Inc.* .....................        7,595        331,807
  True North Communications Inc. ...................        4,839        205,658
  Tyson Foods, Inc. ................................       21,876        278,919
  UCAR Int'l., Inc.* ...............................        4,323         42,149
  Ultramar Diamond Shamrock Corp. ..................        8,448        260,832
  Unifi, Inc.* .....................................        5,209         46,555
  United Rentals* ..................................        6,792         91,268
  Unitrin Inc. .....................................        6,571        266,947
  Universal Corp. ..................................        2,664         93,240
  Univision Communications, Inc.* ..................       20,001        818,791
  USG Corp. ........................................        4,284         96,390
  UtiliCorp United, Inc. ...........................        9,079        281,449
  Valassis Communication, Inc.* ....................        5,183        163,588
  Valero Energy Corp. ..............................        5,969        221,972
  Valspar Corp. ....................................        4,166        134,062
  Varco International, Inc.* .......................        9,139        198,773
  Vectren Corporation ..............................        5,975        153,109
  Vertex Pharmaceutical* ...........................        5,712        408,408
  Viad Corp. .......................................        8,926        205,298
  Vishay Intertechnology, Inc.* ....................       13,375        202,297
  VISX, Inc.* ......................................        5,928         61,874
  Waddell & Reed Financial, Inc. ...................        8,101        304,800
  Wallace Computer Svcs., Inc. .....................        3,926         66,742
  Washington Post Co. Cl. B ........................          966        595,901
  Waters Corp.* ....................................       12,511      1,044,669
  Wausau-Mosinee Paper Corp. .......................        4,928         49,896
  Weatherford International, Inc.* .................       10,634        502,457
  Webster Financial Corp. ..........................        4,733        134,003
  Westamerica Bancorp ..............................        3,544        152,392
  Western Resources, Inc. ..........................        6,732        167,038
  Westpoint Stevens, Inc. ..........................        4,817         36,079
  Westwood One, Inc.* ..............................       10,593        204,577
  WGL Holdings, Inc. ...............................        4,471        136,086
  Whitman Corp. ....................................       15,349        251,340
  Williams-Sonoma, Inc.* ...........................        5,455        109,100
  Wilmington Trust Corp. ...........................        3,110        193,014
  Wind River Systems* ..............................        7,097        242,185
  Wisconsin Central Transport* .....................        4,489         67,616
  Wisconsin Energy Corp. ...........................       11,708        264,162
  York International Corp. .........................        3,704        113,667
  Zions Bancorporation .............................        8,392        523,976
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $83,439,951) 91.3% ........................                $ 86,471,605
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                     Discount                  Face
                                       Rate     Maturity      Amount        Value
                                     --------   --------    ----------   ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.7%)
   U.S. Treasury Bill(a) ...........   6.00%    01/11/01   $   500,000   $    498,985
   U.S. Treasury Bill(a) ...........   6.16     01/18/01       100,000         99,671
   U.S. Treasury Bill(a) ...........   6.20     02/01/01     1,000,000        994,266
                                                                         ------------
                                                                            1,592,922
                                                                         ------------
COMMERCIAL PAPER (7.0%)
   AT&T Corp. ......................   6.60     01/04/01       797,000        796,269
   Goldman Sachs Group Inc. ........   6.60     01/12/01     1,500,000      1,496,424
   Hershey Foods Corp. .............   6.45     01/02/01     1,000,000        999,462
   Panasonic Finance America .......   6.58     01/02/01       989,000        988,457
   Pitney Bowes Credit Corp. .......   6.50     01/05/01     1,393,000      1,391,489
   Sony Capital Corp. ..............   6.00     01/02/01     1,000,000        999,500
                                                                         ------------
                                                                            6,671,601
                                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $8,264,523) 8.7% ...........................................      8,264,523
                                                                         ------------
TOTAL INVESTMENTS
   (Cost: $91,704,474) 100.0% ........................................   $ 94,736,128
                                                                         ============

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2000:

                                                         Expiration   Underlying Face   Unrealized
                                                            Date      Amount at Value   Gain/(Loss)
                                                         ----------   ---------------   -----------
PURCHASED
   30 S&P MidCap 400 Stock Index Futures Contracts ...    March 2001     $7,839,750       $210,728
                                                                         ==========       ========

The face value of futures purchased and outstanding as percentage of total investment in securities: 8.3%.

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                     Discount                 Face
                                       Rate     Maturity     Amount          Value
                                     --------   --------   -----------   ------------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.4%)
   U.S. Treasury Bond ..............   6.13%    11/15/27   $ 6,000,000   $  6,450,960
   U.S. Treasury Strip .............   0.00     05/15/14    10,000,000      4,816,800
   U.S. Treasury Strip .............   0.00     02/15/17    15,000,000      6,105,150
                                                                         ------------
                                                                           17,372,910
                                                                         ------------
AGENCIES/OTHER GOVERNMENTS (38.5%)
   Connecticut Housing Fin. Auth. ..   7.63     05/15/21     2,500,000      2,520,875
   FHLB ............................   0.00     07/14/17    25,000,000      6,781,250
   FHLB ............................   0.00     07/07/17   125,000,000     34,003,750
   FHLB ............................   0.00     06/26/17    50,000,000     13,812,500
   FHLB ............................   0.00     07/07/22    50,000,000      9,047,000
   FHLMC ...........................   8.50     08/01/02        91,806         92,246
   FHLMC ...........................   7.00     05/15/06       100,876        100,717
   FHLMC ...........................   6.38     11/15/06       530,121        528,795
   FHLMC ...........................   7.50     04/01/07        22,133         22,658
   FHLMC ...........................   6.50     04/15/08       410,680        410,421
   FHLMC ...........................   6.00     04/15/08       427,559        425,686
   FHLMC ...........................   7.63     09/09/09    97,000,000     99,910,000
   FHLMC ...........................   5.00     08/15/19       488,427        484,456
   FNMA ............................   7.00     10/25/05       241,940        241,560
   FNMA ............................   8.00     07/15/06       278,337        285,643
   FNMA ............................   6.00     06/25/19       781,232        776,834
   FNMA ............................   6.25     01/25/20       620,707        618,380
   FNMA ............................   5.00     04/25/21       425,193        417,485
   Republic of Iceland .............   6.13     02/01/04     5,000,000      5,012,600
   Suffolk County, New York ........   5.80     11/01/04     4,000,000      3,955,200
   Suffolk County, New York ........   5.88     11/01/05     4,000,000      3,944,440
   Tennessee Valley Authority ......   7.85     06/15/44    10,000,000     10,650,700
                                                                         ------------
                                                                          194,043,196
                                                                         ------------
BASIC MATERIALS (9.7%)
   Cytec Industries, Inc. ..........   6.85     05/11/05    10,000,000      9,550,400
   Georgia-Pacific Group ...........   8.63     04/30/25     7,000,000      5,856,690
   Inco Ltd. .......................   9.60     06/15/22     7,500,000      7,559,175
   Millennium America Inc. .........   7.00     11/15/06    10,000,000      8,453,400
   Millennium America Inc. .........   7.63     11/15/26     5,000,000      3,404,100
   Praxair, Inc. ...................   6.90     11/01/06     5,000,000      4,947,400
   Solutia, Inc. ...................   6.72     10/15/37     7,500,000      6,960,300
   USX Corp. .......................   8.75     09/15/22     2,000,000      2,227,860
                                                                         ------------
                                                                           48,959,325
                                                                         ------------
CONSUMER, CYCLICAL (9.6%)
   Centex Corp. ....................   7.38     06/01/05     5,000,000      4,718,650
   Centex Corp. ....................   8.75     03/01/07     2,000,000      1,967,680
   Fruit of the Loom, Inc.** .......   7.00     03/15/11     2,500,000        700,000
   Fruit of the Loom, Inc.** .......   7.38     11/15/23     1,250,000        587,500
   Hasbro, Inc. ....................   8.50     03/15/06    12,500,000      9,875,000
   Kellwood, Co. ...................   7.88     07/15/09    10,000,000      7,357,000
   Neiman-Marcus Group, Inc. .......   7.13     06/01/28     2,500,000      2,022,500

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                     Discount                 Face
                                       Rate     Maturity     Amount          Value
                                     --------   --------   -----------   ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER, CYCLICAL (CONTINUED)
   Oakwood Homes Corp. .............   8.13%    03/01/09   $ 2,500,000   $  2,497,335
   Polaroid Corp. ..................   7.25     01/15/07     3,750,000      3,164,325
   Pulte Corp. .....................   7.63     10/15/17     7,500,000      5,573,100
   Shopko Stores, Inc. .............   9.00     11/15/04     5,000,000      3,093,350
   Tommy Hilfiger USA, Inc. ........   6.50     06/01/03     5,000,000      4,112,500
   V F Corp. .......................   9.25     05/01/22     1,000,000      1,057,620
   Venator Group, Inc. .............   7.00     10/15/02     2,000,000      1,745,000
                                                                         ------------
                                                                           48,471,560
                                                                         ------------
CONSUMER, NON-CYCLICAL (3.0%)
   Panamerican Beverages, Inc. .....   7.25     07/01/09     5,000,000      4,525,500
   Ralston Purina Co. ..............   8.63     02/15/22     7,500,000      7,992,150
   Supervalu, Inc. .................   8.88     11/15/22     2,500,000      2,628,125
                                                                         ------------
                                                                           15,145,775
                                                                         ------------
ENERGY (6.4%)
   Lyondell Chemical Co. ...........  10.25     11/01/10     7,500,000      7,701,300
   Pennzoil-Quaker State Co. .......   8.65     12/01/02    10,000,000     10,038,400
   Southern Union Co. ..............   7.60     02/01/24    10,000,000      9,225,400
   Tosco Corp. .....................   8.25     05/15/03     5,000,000      5,206,900
                                                                         ------------
                                                                           32,172,000
                                                                         ------------
FINANCIAL (11.5%)
   Bear Stearns Cos., Inc. .........   6.63     10/01/04     2,000,000      2,002,140
   Berkley (W.R.) Corp. ............   8.70     01/01/22     5,000,000      4,969,350
   Chase Manhattan Corp. ...........   6.88     12/12/12     5,000,000      4,807,800
   Executive Risk, Inc. ............   7.13     12/15/07     5,000,000      5,112,450
   Fairfax Financial Holdings,Ltd ..   8.25     10/01/15     2,500,000      2,212,200
   First American Corp. ............   7.55     04/01/28     1,500,000      1,196,610
   Fremont General Corp. ...........   7.70     03/17/04     5,000,000      2,468,750
   Harleysville Group Inc. .........   6.75     11/15/03     2,500,000      2,484,100
   Lehman Brothers Holdings, Inc. ..   0.00     07/28/28    10,000,000      1,235,600
   Morgan (J.P.) & Co., Inc. .......   0.00     04/15/27    32,500,000      4,566,576
   Nationwide Health Properties ....   7.90     11/20/06     5,000,000      4,643,501
   Rank Group Financial ............   6.75     11/30/04     5,000,000      4,771,850
   Simon Property Group Inc. .......   7.88     03/15/16     5,000,000      4,532,550
   SunAmerica, Inc. ................   9.95     02/01/12     5,000,000      6,178,550
   Triad Guaranty ..................   7.90     01/15/28     3,250,000      3,364,842
   Vesta Insurance Group, Inc. .....   8.75     07/15/25     5,000,000      3,481,000
                                                                         ------------
                                                                           58,027,869
                                                                         ------------
HEALTHCARE (3.4%)
   Aventis S.A .....................   7.75     01/15/02     3,000,000      3,016,500
   Bausch & Lomb, Inc. .............   6.15     08/01/01     5,000,000      4,897,150
   Bausch & Lomb, Inc. .............   6.38     08/01/03     5,250,000      4,755,975
   Bausch & Lomb, Inc. .............   6.75     12/15/04     5,000,000      4,243,800
                                                                         ------------
                                                                           16,913,425
                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                     Discount                 Face
                                       Rate     Maturity     Amount          Value
                                     --------   --------   -----------   ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
INDUSTRIAL (10.4%)
   Borg-Warner, Inc. ...............   8.00%    10/01/19   $10,000,000   $  7,320,900
   Browning-Ferris Inds., Inc. .....   7.88     03/15/05     5,000,000      4,325,000
   Clark Equipment Co. .............   8.35     05/15/23     5,000,000      5,191,400
   Geon Co. ........................   7.50     12/15/15     3,750,000      3,721,350
   Geon Co. ........................   6.88     12/15/05     5,000,000      5,014,700
   Owens Corning** .................   7.00     03/15/09     2,500,000        475,000
   Thermo Electron Corp. ...........   4.25     01/01/03     7,500,000      7,481,250
   Thermo Electron Corp. ...........   4.00     01/15/05    10,000,000      9,125,000
   Williams Cos., Inc. .............   6.50     11/15/02    10,000,000     10,015,000
                                                                         ------------
                                                                           52,669,600
                                                                         ------------
TELECOMMUNICATIONS (0.7%)
   Pacific Bell ....................   6.63     10/15/34     4,255,000      3,616,665
                                                                         ------------
UTILITIES (3.1%)
   New Orleans Public Service ......   8.00     03/01/06     4,000,000      4,002,480
   Pacific Gas & Electric Co. ......   8.75     01/01/01     2,000,000      1,998,940
   UtiliCorp United, Inc. ..........   8.00     03/01/23    10,000,000      9,781,300
                                                                         ------------
                                                                           15,782,720
                                                                         ------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $526,072,950) 99.7% ........................................    503,175,045
                                                                         ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.3%)
   Avery Dennison Corp. ............   6.45     01/02/01       773,000        772,584
   Merrill Lynch & Co., Inc. .......   6.55     01/08/01       676,000        674,883
                                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,447,467) 0.3% ...........................................      1,447,467
                                                                         ------------
TOTAL INVESTMENTS
   (Cost: $527,520,417) 100.0% .......................................   $504,622,512
                                                                         ============

----------
Abbreviations:    FHLB = Federal Home Loan Bank
                  FHLMC = Federal Home loan Mortgage Corporation
                  FNMA = Federal National Mortgage Association

** The issuer has filed for Chapter XI bankruptcy law protection; all interest payments due for the year 2000 were received. The total value of such securities as a percentage of the Fund's total investments as of December 31, 2000 is .35%.

    The total value of investments rated below-investment grade as a percentage of the Fund's total investments as of December 31, 2000 (inclusive of those disclosed above) is 2.1%.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                              Face
                                       Rate     Maturity     Amount          Value
                                     --------   --------   -----------   ------------
INTERMEDIATE SECURITIES:
AGENCIES (74.6%)
   FHLMC ..........................    8.00%    04/01/02   $    54,734   $     54,991
   FHLMC ..........................    8.00     05/01/02        73,849         73,814
   FHLMC ..........................    8.50     08/01/02       101,751        102,239
   FHLMC ..........................    7.75     12/01/02        73,071         73,057
   FHLMC ..........................    6.50     09/01/04       347,125        346,722
   FHLMC ..........................    7.00     05/15/06        50,438         50,359
   FHLMC ..........................    8.50     06/01/06       332,478        342,449
   FHLMC ..........................    7.50     02/15/07       210,053        214,516
   FHLMC ..........................    7.00     03/15/07       222,298        224,867
   FHLMC ..........................    7.50     09/01/07       236,801        242,276
   FHLMC ..........................    7.25     11/01/07        99,863        101,809
   FHLMC ..........................    7.00     03/15/08        52,686         52,636
   FHLMC ..........................    7.75     05/01/08       299,086        305,627
   FHLMC ..........................    6.00     09/15/08       114,278        114,064
   FHLMC ..........................    8.25     10/01/09       196,921        201,115
   FHLMC ..........................    7.50     07/01/10       273,625        279,609
   FHLMC ..........................    8.50     09/01/17        79,337         81,311
   FHLMC ..........................    5.00     04/25/19       262,996        259,462
   FHLMC ..........................    5.00     08/15/19       234,445        232,539
   FHLMC ..........................    7.50     03/15/21       166,685        168,924
   FHLMC ..........................    6.50     05/15/21        88,933         89,488
   FHLMC ..........................    6.00     11/15/21       485,577        483,755
   FHLMC ..........................    6.00     05/15/22        73,756         73,456
   FNMA ...........................    6.03     06/12/03       200,000        199,188
   FNMA ...........................    8.25     10/01/05        11,848         11,922
   FNMA ...........................    7.00     10/25/05       103,689        103,526
   FNMA ...........................    7.00     11/25/05       108,304        108,100
   FNMA ...........................    7.50     09/01/06       187,282        189,533
   FNMA ...........................    7.50     11/25/06       287,847        289,464
   FNMA ...........................    7.50     02/25/07       179,783        182,535
   FNMA ...........................    7.50     05/01/07       217,357        221,007
   FNMA ...........................    7.75     03/01/08       153,996        157,150
   FNMA ...........................    8.00     04/01/08       113,125        116,672
   FNMA ...........................    7.50     09/01/08       224,213        229,536
   FNMA ...........................    7.50     01/01/09       133,071        135,305
   FNMA ...........................    8.50     12/01/09       187,684        193,489
   FNMA ...........................    8.25     01/01/10       304,043        309,956
   FNMA ...........................    6.75     11/15/16       155,000        155,919
   FNMA ...........................    8.00     06/01/17        93,056         94,955
   FNMA ...........................    6.30     09/25/18       231,396        230,743
   FNMA ...........................    6.50     04/25/19       214,081        213,613
   FNMA ...........................    6.00     09/25/19       253,000        251,419
   FNMA ...........................    6.25     01/25/21       315,000        314,014
   FNMA ...........................    7.50     02/25/21       107,850        109,400
   FNMA ...........................    6.10     08/25/21        72,817         72,430
   FNMA ...........................    7.50     10/25/23       341,888        346,161
   GNMA ...........................    9.50     12/20/03        27,633         28,351

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                                               Face
                                                       Rate     Maturity      Amount         Value
                                                       ----     --------   -----------    ----------
INTERMEDIATE SECURITIES (CONTINUED):
AGENCIES (CONTINUED)
   GNMA ...............................                7.50%    07/15/07   $   293,842   $   302,434
   GNMA ...............................                7.50     05/20/08       180,959       184,414
   GNMA ...............................                9.00     03/15/10       112,162       116,882
   GNMA ...............................                7.25     08/16/19       150,000       151,827
                                                                                         -----------
                                                                                           9,189,030
                                                                                         -----------
CONSUMER, CYCLICAL (3.7%)
   Hasbro, Inc. .......................                7.95     03/15/03       250,000       215,000
   Jones Apparel Group, Inc. ..........                6.25     10/01/01       240,000       236,779
                                                                                         -----------
                                                                                             451,779
                                                                                         -----------
ENERGY (3.3%)
   Columbia Energy Group ..............                6.61     11/28/02       400,000       402,864
                                                                                         -----------
FINANCIAL (11.9%)
   Chase Mortgage Finance Corp. .......                6.50     09/25/09       500,000       497,964
   Chase Mortgage Finance Corp. .......                7.40     01/25/08       171,748       174,430
   FHLMC ..............................                8.00     05/01/14       159,097       162,925
   FHLMC ..............................                8.00     09/01/18       367,135       375,737
   Prudential Home Mtge. Secs. Co. ....                6.75     08/25/08         4,757         4,736
   Prudential Home Mtge. Secs. Co. ....                6.75     09/25/08       250,000       251,795
                                                                                         -----------
                                                                                           1,467,587
                                                                                         -----------
INDUSTRIAL (4.0%)
   Edperbrascan Corp. .................                7.38     10/01/02       500,000       489,165
                                                                                         -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
   (Cost: $11,933,607) 97.5% ..........                                                   12,000,425
                                                                                         -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.5%)
   Avery Dennison Corp. ...............                6.50     01/02/01       309,000       308,833
                                                                                         -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $308,833) 2.5% ..............                                                      308,833
                                                                                         -----------
TOTAL INVESTMENTS
   (Cost: $12,242,440) 100.0% .........                                                  $12,309,258
                                                                                         ===========


----------
Abbreviations:  FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association
                GNMA = Government National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                                         Face
                                                Rate       Maturity     Amount        Value
                                                ----       --------   ----------   ----------
INTERMEDIATE-TERM DEBT SECURITIES:
U.S. GOVERNMENT (20.1%)
   U.S. Treasury Note ............              5.88%      02/15/04   $2,750,000   $2,806,292
                                                                                   ----------
AGENCIES/OTHER GOVERNMENTS (12.6%)
   FHLMC .........................              8.00       04/15/03       92,326       92,239
   FHLMC .........................              6.38       11/15/06      284,337      283,627
   FNMA ..........................              7.00       11/25/04       68,096       68,117
   FNMA ..........................              6.50       11/25/05      285,342      286,500
   FNMA ..........................              8.00       07/15/06      139,168      142,821
   FNMA ..........................              7.00       04/25/07      516,744      522,878
   New York City .................              9.50       06/01/09      350,000      365,320
                                                                                   ----------
                                                                                    1,761,502
                                                                                   ----------
BASIC MATERIALS (5.9%)
   Cytec Industries, Inc. ........              6.85       05/11/05      500,000      477,520
   Millennium America Inc. .......              7.00       11/15/06      250,000      211,335
   Solutia, Inc. .................              6.72       10/15/37      150,000      139,206
                                                                                   ----------
                                                                                      828,061
                                                                                   ----------
CONSUMER, CYCLICAL (8.9%)
   Hasbro, Inc. ..................              8.50       03/15/06      500,000      395,000
   Tommy Hilfiger USA, Inc. ......              6.50       06/01/03      500,000      411,250
   Venator Group, Inc. ...........              7.00       10/15/02      500,000      436,250
                                                                                   ----------
                                                                                    1,242,500
                                                                                   ----------
FINANCIAL (21.2%)
   Bear Stearns Cos., Inc. .......              6.63       10/01/04      500,000      500,535
   Bear Stearns Cos., Inc. .......              9.38       06/01/01      250,000      252,650
   Fremont General Corp. .........              7.70       03/17/04      250,000      123,438
   Harleysville Group Inc. .......              6.75       11/15/03      250,000      248,410
   Nationwide Health Properties ..              7.90       11/20/06      250,000      232,175
   Nationwide Health Properties ..              7.60       11/20/28      350,000      351,369
   Rank Group Financial ..........              6.75       11/30/04      500,000      477,185
   Salomon Smith Barney Hldgs ....              6.50       10/15/02      500,000      502,175
   Trinet Corp. Rlty. Trust, Inc.               6.75       03/01/03      300,000      282,984
                                                                                   ----------
                                                                                    2,970,921
                                                                                   ----------
HEALTHCARE (3.1%)
   Bausch & Lomb, Inc. ...........              6.38       08/01/03      250,000      226,475
   Bausch & Lomb, Inc. ...........              6.75       12/15/04      250,000      212,190
                                                                                   ----------
                                                                                      438,665
                                                                                   ----------
INDUSTRIAL (10.9%)
   Airborne Freight Corp. ........              8.88       12/15/02      250,000      256,843
   Crown Cork & Seal, Inc. .......              6.75       04/15/03      500,000      275,000
   Thermo Electron Corp. .........              4.25       01/01/06      500,000      498,750
   Williams Cos., Inc. ...........              6.50       11/15/02      500,000      500,750
                                                                                   ----------
                                                                                    1,531,343
                                                                                   ----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                                                      Face
                                                              Rate     Maturity      Amount         Value
                                                              ----     --------   -----------   -----------
INTERMEDIATE-TERM DEBT SECURITIES (CONTINUED):
UTILITIES (3.6%)
   Constellation Energy Group ................                6.13%    07/01/03   $   250,000   $   248,835
   Public Svc. Electric & Gas Co. ............                7.88     11/01/01       250,000       252,517
                                                                                                -----------
                                                                                                    501,352
                                                                                                -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
(Cost $12,751,950) 86.3% ....................................................................    12,080,636
                                                                                                -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (13.7%)
   Coca-Cola Co. .............................                6.52     01/12/01       227,000       226,465
   Goldman Sachs Group Inc. ..................                6.52     01/05/01       221,000       220,759
   Goldman Sachs Group Inc. ..................                6.60     01/12/01       311,000       310,259
   NIKE Inc. .................................                6.60     01/04/01       269,000       268,753
   SBC Communications Inc. ...................                6.52     01/02/01       295,000       294,838
   SBC Communications Inc. ...................                6.65     01/05/01       302,000       301,663
   Walt Disney Co. ...........................                6.55     01/03/01       300,000       299,782
                                                                                                -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,922,519) 13.7% .................................................................     1,922,519
                                                                                                -----------
TOTAL INVESTMENTS
   (Cost: $14,674,469) 100.0% ...............................................................   $14,003,155
                                                                                                ===========


----------

Abbreviations:  FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association

      The  total  value  of  investments  rated   below-investment  grade  as  a
      percentage of the Fund's total investments as of December 31, 2000 is 1.0%.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                       Shares           Value
                                                      --------       -----------
COMMON STOCKS:
BASIC MATERIALS (0.5%)
  Sigma-Aldrich Corp. ......................            46,000       $ 1,808,375
                                                                     -----------
CONSUMER, CYCLICAL (6.4%)
  AOL Time Warner Inc.* ....................             2,800            97,440
  Bed Bath & Beyond, Inc.* .................           134,700         3,013,913
  Comcast Corp. Cl A* ......................           108,400         4,525,700
  Corning, Inc. ............................            27,600         1,457,625
  Darden Restaurants, Inc. .................            48,400         1,107,150
  Fortune Brands, Inc. .....................            77,700         2,331,000
  Harrah's Entertainment, Inc.* ............           172,000         4,536,500
  Home Depot, Inc. .........................             3,000           137,063
  Reebok International Ltd.* ...............           150,300         4,109,202
  Viacom, Inc. Cl B* .......................             5,826           272,366
  Wal-Mart Stores, Inc. ....................             3,600           191,250
                                                                     -----------
                                                                      21,779,209
                                                                     -----------
CONSUMER, NON-CYCLICAL (4.8%)
  Alberto-Culver Co. .......................            62,500         2,675,781
  Anheuser-Busch Cos., Inc. ................            21,160           962,780
  Coca-Cola Co. ............................             4,000           243,750
  Coors (Adolph) Co. Cl B ..................            21,400         1,718,688
  Kroger Co.* ..............................            50,700         1,372,069
  PepsiCo, Inc. ............................            42,000         2,081,625
  Proctor & Gamble Co. .....................            28,000         2,196,250
  Safeway, Inc.* ...........................            82,200         5,137,500
                                                                     -----------
                                                                      16,388,443
                                                                     -----------
ENERGY (2.3%)
  Exxon Mobil Corp. ........................            51,200         4,451,200
  Peoples Energy Corp. .....................            20,000           895,000
  Royal Dutch Petroleum Co. (N.Y.) .........            37,800         2,289,263
                                                                     -----------
                                                                       7,635,463
                                                                     -----------
FINANCIAL (11.7%)
  Allstate Corp. ...........................           127,800         5,567,288
  American Int'l. Group, Inc. ..............             8,150           803,284
  Bank One Corp. ...........................           199,600         7,310,350
  Chubb Corp. ..............................            32,100         2,776,650
  Citigroup, Inc. ..........................             3,033           154,873
  Fifth Third Bancorp ......................           131,700         7,869,075
  Mellon Financial Corp. ...................            47,000         2,311,813
  Morgan Stanley Dean Witter ...............             2,200           174,350
  Northern Trust Corp. .....................            53,000         4,322,813
  PNC Financial Services Group .............            67,200         4,909,800
  Progressive Corp. of Ohio ................            16,700         1,730,538
  Safeco Corp. .............................            55,700         1,831,138
                                                                     -----------
                                                                      39,761,972
                                                                     -----------
HEALTHCARE (9.2%)
  Allergan, Inc. ...........................             2,200           212,988
  American Home Products Corp. .............            99,300         6,310,515
  Baxter International, Inc. ...............            19,700         1,739,756
  Becton Dickinson & Co. ...................            50,700         1,755,488
  Biomet, Inc. .............................             3,500           138,906
  Bristol-Myers Squibb Co. .................            62,580         4,627,009
  HCA-- The Healthcare Company .............            41,400         1,822,014
  HealthSouth Corp.* .......................            40,500           660,656
  Johnson & Johnson ........................            49,100         5,158,569
  Lilly (Eli) & Co. ........................               500            46,531

COMMON STOCKS (CONTINUED):
HEALTHCARE (CONTINUED)
  Medtronic, Inc. ..........................            85,100         5,137,913
  Merck & Co., Inc. ........................            27,000         2,527,875
  Pfizer, Inc. .............................             4,700           216,200
  Wellpoint Health Networks Inc.* ..........             7,900           910,475
                                                                     -----------
                                                                      31,264,895
                                                                     -----------
INDUSTRIAL (7.6%)
  AES Corp.* ...............................             5,400           299,025
  Ameren Corp. .............................            19,600           907,725
  Automatic Data Processing, Inc. ..........             7,200           455,850
  Computer Sciences Corp.* .................            24,200         1,455,025
  Engelhard Corp. ..........................            84,000         1,711,500
  Equifax, Inc. ............................            38,800         1,113,075
  FedEx Corp.* .............................            36,700         1,466,532
  General Electric Co. .....................            31,300         1,500,444
  Pactiv Corp.* ............................           141,100         1,746,113
  Siebel Systems, Inc.* ....................            23,200         1,568,900
  Tyco International Ltd. ..................            58,700         3,257,850
  Unilever N.V. (N.Y.) .....................            30,000         1,888,125
  United Technologies Corp. ................           105,800         8,318,525
                                                                     -----------
                                                                      25,688,689
                                                                     -----------
TECHNOLOGY (5.7%)
  Adobe Systems, Inc. ......................            25,200         1,466,325
  Cisco Systems, Inc.* .....................            40,700         1,556,775
  Comverse Technology Inc.* ................            50,700         5,507,288
  Dell Computer Corp.* .....................             1,400            24,413
  EMC Corp.* ...............................            32,500         2,161,250
  Gateway, Inc.* ...........................             2,900            52,171
  General Dynamics Corp. ...................            12,000           936,000
  Hewlett-Packard Co. ......................            19,600           618,625
  Intel Corp. ..............................             2,300            69,575
  Intl. Business Machines Corp. ............             4,100           348,500
  Lockheed Martin Corp. ....................            36,600         1,242,570
  Lucent Technologies ......................             7,700           103,950
  Microsoft Corp.* .........................             2,700           117,441
  Nortel Networks Corp. Holding ............             7,200           230,850
  Oracle Corp.* ............................            25,200           732,375
  Perkin Elmer, Inc. .......................            17,700         1,858,500
  Sun Microsystems, Inc.* ..................            31,200           869,700
  Veritas Software Corp.* ..................            17,100         1,496,250
                                                                     -----------
                                                                      19,392,558
                                                                     -----------
TELECOMMUNICATIONS (2.4%)
  AT&T Corp. ...............................             2,500            43,281
  Qualcomm, Inc.* ..........................            19,000         1,561,563
  SBC Communications, Inc. .................           128,900         6,154,975
  Verizon Communications ...................             4,700           235,588
  WorldCom Inc.* ...........................             3,500            49,000
                                                                     -----------
                                                                       8,044,407
                                                                     -----------
UTILITIES (0.9%)
  El Paso Energy Corp. .....................            14,500         1,038,563
  Public Svc. Enterprise Group .............            39,400         1,915,825
                                                                     -----------
                                                                       2,954,388
                                                                     -----------
TOTAL COMMON STOCKS
  (Cost: $167,000,427) 51.5% ...............                         174,718,399
                                                                     -----------

----------
*     Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                                                        Face
                                                          Rate       Maturity          Amount             Value
                                                          ----       --------       ------------      -------------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
   U.S. Treasury Bond ............................        6.13%      11/15/27       $  7,000,000       $  7,526,120
                                                                                                       ------------
AGENCIES/OTHER GOVT'S (14.2%)
   Connecticut Housing Fin. Auth .................        7.63       05/15/21          1,000,000          1,008,350
   FHLB ..........................................        0.00       07/07/17         25,000,000          6,800,750
   FHLB ..........................................        0.00       07/14/17         25,000,000          6,781,250
   FHLMC .........................................        7.63       09/09/09          2,500,000          2,575,000
   FNMA ..........................................        7.00       11/25/05            324,912            324,301
   FNMA ..........................................        8.00       07/15/06            139,168            142,822
   FNMA ..........................................        6.50       07/25/20            131,879            131,302
   FNMA ..........................................        0.00       07/13/17        100,000,000         26,937,000
   Republic of Iceland ...........................        6.13       02/01/04          2,500,000          2,506,300
   Suffolk County, New York ......................        5.80       11/01/04            250,000            247,200
   Suffolk County, New York ......................        5.88       11/01/05            750,000            739,583
                                                                                                       ------------
                                                                                                         48,193,858
                                                                                                       ------------
BASIC MATERIALS (2.9%)
   Georgia-Pacific (Timber Group) ................        8.63       04/30/25          2,000,000          1,673,340
   Inco Ltd. .....................................        9.60       06/15/22          2,500,000          2,519,725
   Millennium America Inc. .......................        7.63       11/15/26          2,500,000          1,702,050
   Praxair, Inc. .................................        6.90       11/01/06          2,500,000          2,473,700
   Solutia, Inc. .................................        6.72       10/15/37          1,500,000          1,392,060
                                                                                                       ------------
                                                                                                          9,760,875
                                                                                                       ------------
CONSUMER, CYCLICAL (3.8%)
   Centex Corp. ..................................        7.38       06/01/05          2,000,000          1,887,460
   Fruit of the Loom, Inc.** .....................        7.38       11/15/23            500,000            235,000
   Fruit of the Loom, Inc.** .....................        7.00       03/15/11          1,000,000            280,000
   Kellwood, Co. .................................        7.88       07/15/09          2,500,000          1,839,250
   Neiman-Marcus Group, Inc. .....................        7.13       06/01/28          2,500,000          2,022,500
   Polaroid Corp. ................................        7.25       01/15/07          1,000,000            843,820
   Pulte Corp. ...................................        7.63       10/15/17          2,500,000          1,857,700
   Shopko Stores, Inc. ...........................        9.00       11/15/04          1,000,000            618,670
   Tommy Hilfiger USA, Inc. ......................        6.50       06/01/03          2,850,000          2,344,124
   Venator Group, Inc. ...........................        7.00       10/15/02          1,000,000            872,500
                                                                                                       ------------
                                                                                                         12,801,024
                                                                                                       ------------
CONSUMER, NON-CYCLICAL (1.2%)
   Ralston Purina Co. ............................        8.63       02/15/22          2,500,000          2,664,050
   Supervalu, Inc. ...............................        8.88       11/15/22          1,500,000          1,576,875
                                                                                                       ------------
                                                                                                          4,240,925
                                                                                                       ------------
ENERGY (4.4%)
   Lyondell Chemical Co. .........................       10.25       11/01/10          2,500,000          2,567,100
   Pennzoil-Quaker State Co. .....................        8.65       12/01/02          5,000,000          5,019,200
   Southern Union Co. ............................        7.60       02/01/24          5,000,000          4,612,700
   Tosco Corp. ...................................        8.25       05/15/03          2,500,000          2,603,450
                                                                                                       ------------
                                                                                                         14,802,450
                                                                                                       ------------
FINANCIAL (5.5%)
   Berkley (W.R.) Corp. ..........................        8.70       01/01/22          1,500,000          1,490,805
   Chase Manhattan Corp. .........................        6.88       12/12/12          2,500,000          2,403,900
   Executive Risk, Inc. ..........................        7.13       12/15/07          1,000,000          1,022,490
   Fairfax Financial Holdings Ltd. ...............        8.25       10/01/15            500,000            442,440
   First American Corp. ..........................        7.55       04/01/28          2,250,000          1,794,915
   Fremont General Corp. .........................        7.70       03/17/04          1,500,000            740,625

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                                                        Face
                                                          Rate       Maturity          Amount              Value
                                                          ----       --------       ------------       ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIAL (CONTINUED)
   Harleysville Group Inc. .......................        6.75%      11/15/03       $  1,000,000       $    993,640
   Lehman Brothers Holdings, Inc. ................        0.00       07/28/28          3,250,000            401,570
   Morgan (J.P.) & Co., Inc. .....................        0.00       04/15/27         10,000,000          1,405,100
   Nationwide Health Properties ..................        7.90       11/20/06          5,000,000          4,643,500
   Prudential Home Mtge.Secs. Co. ................        6.75       08/25/08              8,563              8,525
   SunAmerica, Inc. ..............................        9.95       02/01/12          2,000,000          2,471,420
   Vesta Insurance Group, Inc. ...................        8.75       07/15/25          1,000,000            696,200
                                                                                                       ------------
                                                                                                         18,515,130
                                                                                                       ------------
HEALTHCARE (1.6%)
   Aventis S.A ...................................        7.75       01/15/02          1,000,000          1,005,500
   Bausch & Lomb, Inc. ...........................        6.75       12/15/04          2,500,000          2,121,900
   Bausch & Lomb, Inc. ...........................        6.38       08/01/03          2,500,000          2,264,750
                                                                                                       ------------
                                                                                                          5,392,150
                                                                                                       ------------
INDUSTRIAL (3.9%)
   Borg-Warner, Inc. .............................        8.00       10/01/19          5,000,000          3,660,450
   Clark Equipment Co. ...........................        8.35       05/15/23          1,500,000          1,557,420
   Geon Co. ......................................        7.50       12/15/15          1,000,000            992,360
   Hasbro, Inc. ..................................        8.50       03/15/06          4,000,000          3,160,000
   Owens Corning** ...............................        7.00       03/15/09          1,500,000            285,000
   Thermo Electron Corp. .........................        4.25       01/01/03          2,500,000          2,493,750
   Williams Cos., Inc. ...........................        6.50       11/15/02          1,000,000          1,001,500
                                                                                                       ------------
                                                                                                         13,150,480
                                                                                                       ------------
UTILITIES (1.5%)
   New Orleans Public Service ....................        8.00       03/01/06          1,000,000          1,000,620
   Pacific Gas & Electric Co. ....................        8.75       01/01/01          1,000,000            999,470
   UtiliCorp United, Inc. ........................        8.00       03/01/23          3,000,000          2,934,390
                                                                                                       ------------
                                                                                                          4,934,480
                                                                                                       ------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $148,548,102) 41.2% ..................................................................        139,317,492
                                                                                                       ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER: (7.3%)
   American Express Credit .......................        6.35       01/05/01          6,315,000          6,308,315
   Novartis Finance Corp. ........................        6.50       01/04/01          6,000,000          5,994,581
   SBC Communications Inc. .......................        6.55       01/02/01          7,000,000          6,996,168
   Sony Capital Corp. ............................        6.54       01/03/01          5,522,000          5,517,981
                                                                                                       ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $24,817,045) 7.3% ....................................................................         24,817,045
                                                                                                       ------------
TOTAL INVESTMENTS
   (Cost: $340,365,574) 100.0% .................................................................       $338,852,936
                                                                                                       ============

----------

Abbreviations:  FHLB = Federal Home Loan Bank
                FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association

** The issuer has filed for Chapter XI bankruptcy law protection; all interest payments due for the year 2000 were received. The total value of such securities as a percentage of the Fund's total investments as of December 31, 2000 is .24%.

      The  total  value  of  investments  rated   below-investment  grade  as  a
      percentage of the Fund's total investments as of December 31, 2000 (inclusive of those disclosed above) is .84%.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                        Shares          Value
                                                        ------       -----------
COMMON STOCKS :
BASIC MATERIALS (1.3%)
  Lone Star Technologies, Inc.* ............            40,000       $ 1,540,000
  TETRA Technologies .......................            90,000         2,868,750
                                                                     -----------
                                                                       4,408,750
                                                                     -----------
CONSUMER, CYCLICAL (17.0%)
  American Eagle Outfitters* ...............            75,000         3,168,750
  Barnes & Noble, Inc.* ....................           175,000         4,637,500
  Bed Bath & Beyond, Inc.* .................           106,500         2,382,938
  Davita Inc.* .............................           186,900         3,200,663
  Harrah's Entertainment, Inc.* ............           110,000         2,901,251
  J. Jill Group Inc.* ......................           135,000         2,092,500
  MGM Mirage ...............................           100,000         2,818,750
  P.F. Changs China Bistro Inc.* ...........            70,000         2,200,626
  Park Place Entertainment* ................           220,000         2,626,250
  Pulte Corp. ..............................            46,500         1,961,719
  Quiksilver, Inc.* ........................           150,000         2,906,250
  Reebok International Ltd.* ...............           150,000         4,101,000
  Scholastic Corp.* ........................            35,400         3,137,326
  Skechers USA Inc. Cl A* ..................           150,000         2,325,000
  Sonic Corp.* .............................           150,000         3,496,876
  The Cheesecake Factory, Inc.* ............            89,520         3,435,331
  Tiffany & Co. ............................            76,300         2,412,988
  Toll Brothers, Inc.* .....................            49,270         2,013,911
  Vans Inc.* ...............................           220,000         3,726,250
                                                                     -----------
                                                                      55,545,879
                                                                     -----------
CONSUMER, NON-CYCLICAL (1.2%)
  Hain Celestial Group Inc.* ...............           116,500         3,786,250
                                                                     -----------
ENERGY (7.9%)
  Core Laboratories N.V.* ..................            39,800         1,087,038
  Forest Oil Corp.* ........................            35,400         1,305,376
  Grant Prideco, Inc.* .....................            88,700         1,945,856
  Grey Wolf Inc.* ..........................           141,700           832,488
  HS Resources, Inc.* ......................            51,400         2,178,075
  Kinder Morgan, Inc. ......................            89,200         4,655,125
  Midcoast Energy Res., Inc. ...............            32,450           707,816
  Murphy Oil Corp. .........................            32,700         1,976,307
  National-Oilwell Inc. ....................            55,000         2,127,813
  Ocean Energy, Inc. .......................           144,850         2,516,769
  Precision Drilling Corp.* ................            47,400         1,780,463
  Pride International, Inc.* ...............            53,800         1,324,826
  Varco International, Inc.* ...............            54,900         1,194,075
  Westport Resources Corp.* ................           100,400         2,202,526
                                                                     -----------
                                                                      25,834,553
                                                                     -----------
FINANCIAL (28.1%)
  Annuity & Life Re Holdings ...............            82,890         2,647,299
  Arden Realty Group .......................            81,800         2,055,226
  Astoria Financial Corp. ..................            56,200         3,052,362
  Berkley (W.R.) Corp. .....................           134,080         6,326,900
  Boston Private Finl. Holdings ............           224,690         4,465,713
  Boston Properties ........................           125,850         5,474,475
  Brown & Brown Inc.* ......................             1,800            63,000
  City National Corp. ......................            94,450         3,665,840
  First Essex Bancorp Inc. .................           201,970         4,052,023
  First Midwest Bancorp ....................           141,980         4,081,925
  Gallagher (Arthur J.) & Co. ..............           104,600         6,655,176
  HCC Insurance Holdings, Inc. .............           126,600         3,410,287

COMMON STOCKS (CONTINUED):
FINANCIAL (CONTINUED)
  Hilb, Rogal & Hamilton Co. ...............           116,990         4,664,976
  Kimco Realty Corp. .......................            96,200         4,250,837
  New York Community Bancorp, Inc. .........            29,705         1,091,658
  Partnerre Ltd. ...........................            78,000         4,758,000
  RenaissanceRe Holdings Ltd. ..............            31,300         2,451,181
  Richmond County Finl. Corp. ..............           224,180         5,856,702
  SL Green Realty Corp. ....................           176,700         4,947,600
  Southwest Bancorp of Texas* ..............           111,200         4,774,650
  Spieker Properties, Inc. .................            97,500         4,887,187
  Sterling Bancshares, Inc. ................           255,870         5,053,432
  Triad Guaranty* ..........................            93,810         3,107,456
                                                                    ------------
                                                                      91,793,905
                                                                    ------------
HEALTHCARE (8.6%)
  Apria Healthcare Group, Inc.* ............           100,000         2,975,000
  Brunker Daltonics Inc.* ..................            32,000           754,000
  Ivax Corp.* ..............................            36,320         1,391,056
  Lifepoint Hospitals Inc.* ................           106,870         5,356,858
  Lincare Holdings, Inc.* ..................            52,600         3,001,487
  Minimed, Inc.* ...........................            18,000           756,563
  Oxford Health Plans, Inc.* ...............           150,000         5,925,000
  Province Healthcare Co.* .................           108,840         4,285,575
  Shire Parmaceuticals Group Plc* ..........            17,350           799,184
  Triad Hospitals, Inc.* ...................            88,000         2,865,500
                                                                    ------------
                                                                      28,110,223
                                                                    ------------
INDUSTRIAL (9.9%)
  Abgenix Inc.* ............................             7,800           460,687
  Cal Dive International, Inc.* ............            75,800         2,018,175
  D.R. Horton, Inc. ........................            83,300         2,035,643
  Documentum, Inc.* ........................            21,370         1,061,821
  Expeditors Int'l Wash., Inc. .............            36,630         1,966,573
  Forward Air Corporation* .................            81,600         3,044,700
  Goodrich (B.F.) Co. ......................            85,000         3,091,875
  Hexcel Corp.* ............................           200,000         1,787,500
  Macromedia Inc.* .........................            25,770         1,565,527
  Omi Corp.* ...............................           432,000         2,781,000
  Precision Castparts Corp. ................           139,600         5,871,925
  R.H. Donnelley Corp.* ....................           150,000         3,646,875
  Teekay Shipping Corp. ....................            72,000         2,736,000
  Trimeris Inc.* ...........................             7,620           418,147
                                                                    ------------
                                                                      32,486,448
                                                                    ------------
TECHNOLOGY (4.8%)
  3Com Corp.* ..............................           210,000         1,785,000
  Adaptec, Inc.* ...........................           175,000         1,793,750
  Computer Access Technology* ..............            71,700           734,925
  Intranet Solutions Inc. ..................             2,400           122,400
  Mapinfo Corp.* ...........................            81,070         3,830,557
  National Instruments Corp.* ..............            85,000         4,127,810
  Netegrity Inc.* ..........................            13,010           707,418
  Peregrine Systems, Inc.* .................           127,450         2,517,137
                                                                    ------------
                                                                      15,618,997
                                                                    ------------
UTILITIES (0.4%)
  NSTAR ....................................            33,800         1,449,175
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $228,446,784) 79.2% ...............                        $259,034,180
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

----------
*     Non-income producing security.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                          Discount                       Face
                                                            Rate       Maturity         Amount          Value
                                                          --------     --------     ------------    ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (20.8%)
   Alabama Power Company .......................            6.50%      01/11/01     $  6,000,000    $  5,986,998
   American Express Credit .....................            6.35       01/05/01        6,000,000       5,993,649
   Bellsouth Capital Funding ...................            6.53       01/03/01        6,708,000       6,703,124
   DuPont (E.I.)de Nemours & Co. ...............            6.37       01/09/01        2,860,000       2,854,939
   Ford Motor Credit Puerto Rico ...............            6.56       01/03/01        5,856,000       5,851,697
   Goldman Sachs Group Inc. ....................            6.52       01/05/01        5,819,000       5,812,666
   Novartis Finance Corp. ......................            6.50       01/04/01        6,000,000       5,994,581
   Panasonic Finance America ...................            6.58       01/02/01        6,000,000       5,996,709
   SBC Communications Inc. .....................            6.55       01/02/01        6,000,000       5,996,716
   Sony Capital Corp. ..........................            6.00       01/02/01        6,000,000       5,997,000
   Verizon Network Funding .....................            6.55       01/03/01        6,770,000       6,765,069
   Washington Gas Light Co. ....................            6.55       01/09/01        4,237,000       4,229,285
                                                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $68,182,433) 20.8% ......................................................................      68,182,433
                                                                                                    ------------
TOTAL INVESTMENTS
   (Cost: $296,629,217) 100.0% .................................................................    $327,216,613
                                                                                                    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                                          Mid-Cap
                                            Money Market   All America   Equity Index   Equity Index       Bond
                                               Fund           Fund           Fund           Fund           Fund
                                           ------------   ------------   ------------   ------------   ------------
ASSETS:
Investments at market value
  (Cost:
  Money Market Fund -- $140,896,961
  All America Fund -- $551,186,052
  Equity Index Fund -- $390,537,364
  Mid-Cap Equity Index Fund
    -- $91,704,474
   Bond Fund -- $527,520,417)
   (Notes 1 and 3) ................        $140,896,961   $800,964,034   $499,355,092   $ 94,736,128   $504,622,512
Cash ..............................               1,460      2,537,502            775         52,843             --
Interest and dividends receivable .                  --        623,356        417,728         43,131      8,444,617
Receivable for securities sold ....                  --        294,810        205,285             --            223
                                           ------------   ------------   ------------   ------------   ------------
TOTAL ASSETS ......................         140,898,421    804,419,702    499,978,880     94,832,102    513,067,352
                                           ------------   ------------   ------------   ------------   ------------
LIABILITIES:
Payable for securities purchased ..                  --     33,753,286      1,046,647        150,750         43,252
                                           ------------   ------------   ------------   ------------   ------------
Net Assets ........................        $140,898,421   $770,666,416   $498,932,233   $ 94,681,352   $513,024,100
                                           ============   ============   ============   ============   ============
NUMBER OF SHARES
   OUTSTANDING (NOTE 4) ...........         116,965,299    303,880,278    210,264,845     78,536,625    391,918,838
                                           ============   ============   ============   ============   ============
NET ASSET VALUES, offering and
   redemption price per share .....               $1.20          $2.54          $2.37          $1.21          $1.31
                                                  =====          =====          =====          =====          =====

                                                           Short-Term      Mid-Term      Composite    Aggressive Equity
                                                            Bond Fund     Bond Fund        Fund             Fund
                                                          ------------   ------------   ------------  -----------------
ASSETS:
Investments at market value
   (Cost:
   Short-Term Bond Fund -- $12,242,440
   Mid-Term Bond Fund -- $14,674,469
   Composite Fund -- $340,365,574
   Aggressive Equity Fund -- $296,629,217)
   (Notes 1 and 3) ................................       $ 12,309,258   $ 14,003,155   $338,852,936     $327,216,613
Cash ..............................................              1,546          1,232          4,590           79,238
Interest and dividends receivable .................             91,798        195,515      2,082,585          452,654
Receivable for securities sold ....................             79,470             --             --           68,455
                                                          ------------   ------------   ------------     ------------
TOTAL ASSETS ......................................         12,482,072     14,199,902    340,940,111      327,816,960
                                                          ------------   ------------   ------------     ------------
LIABILITIES:
Payable for securities purchased ..................                 --             --             --       18,667,080
                                                          ------------   ------------   ------------     ------------
NET ASSETS ........................................       $ 12,482,072   $ 14,199,902   $340,940,111     $309,149,880
                                                          ============   ============   ============     ============
NUMBER OF SHARES OUTSTANDING (Note 4) .............         12,385,975     16,612,061    213,428,215      176,116,942
                                                          ============   ============   ============     ============
NET ASSET VALUES, offering and
   redemption price per share .....................              $1.01          $0.85          $1.60     $       1.76
                                                                 =====          =====          =====     ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
                      For the Years Ended December 31, 2000

                                                   Money Market    All America     Equity Index    Equity Index      Bond
                                                       Fund           Fund             Fund            Fund          Fund
                                                   ------------   -------------    ------------    ------------   -----------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ....................................   $       --    $   8,086,785    $  6,227,755    $  532,092     $        --
   Interest .....................................    6,593,588        1,758,757         462,503       446,706      39,844,765
                                                    ----------    -------------    ------------    ----------     -----------
Total income ....................................    6,593,588        9,845,542       6,690,258       978,798      39,844,765
                                                    ----------    -------------    ------------    ----------     -----------
Expenses:
   Investment advisory fees (Note 2) ............      255,673        4,309,484         685,229        68,636       2,508,316
                                                    ----------    -------------    ------------    ----------     -----------
NET INVESTMENT INCOME ...........................    6,337,915        5,536,058       6,005,029       910,162      37,336,449
                                                    ----------    -------------    ------------    ----------     -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (NOTE 1):
Net realized gain (loss) on investments .........       (4,025)     138,600,086      37,660,018     5,691,989       1,462,029
Net unrealized appreciation
   (depreciation) of investments ................           --     (182,303,788)    (93,485,685)    1,201,185       4,096,082
                                                    ----------    -------------    ------------    ----------     -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...................       (4,025)     (43,703,702)    (55,825,667)    6,893,174       5,558,111
                                                    ----------    -------------    ------------    ----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ....................   $6,333,890    $ (38,167,644)   $(49,820,638)   $7,803,336     $42,894,560
                                                    ==========    =============    ============    ==========     ===========

                                                                                            Aggressive
                                                     Short-Term           Mid-Term           Composite             Equity
                                                        Fund                Fund                Fund                Fund
                                                    ------------        ------------        ------------        ------------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ................................       $         --        $         --        $  1,546,958        $  2,136,149
   Interest .................................            773,347             896,559          12,025,727           2,427,590
                                                    ------------        ------------        ------------        ------------
Total income ................................            773,347             896,559          13,572,685           4,563,739
                                                    ------------        ------------        ------------        ------------
Expenses:
   Investment advisory fees (Note 2) ........             58,120              65,962           1,750,607           2,657,452
                                                    ------------        ------------        ------------        ------------
NET INVESTMENT INCOME .......................            715,227             830,597          11,822,078           1,906,287
                                                    ------------        ------------        ------------        ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments .....                (10)            (12,070)         42,074,462          52,465,466
Net unrealized appreciation
   (depreciation) of investments ............            172,976            (187,875)        (55,616,939)        (60,187,966)
                                                    ------------        ------------        ------------        ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ....................            172,966            (199,945)        (13,542,477)         (7,722,500)
                                                    ------------        ------------        ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................       $    888,193        $    630,652        $ (1,720,399)       $ (5,816,213)
                                                    ============        ============        ============        ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,
                                (except as noted)

                                             Money Market Fund              All America Fund              Equity Index Fund
                                       ---------------------------   -------------   -------------   -----------------------------
                                            2000           1999           2000            1999            2000           1999
                                       ------------   ------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ............   $  6,337,915   $  3,396,536   $   5,536,058   $   5,715,886   $   6,005,029   $   6,779,654
  Net realized gain (loss)
    on investments .................         (4,025)        (3,777)    138,600,086      77,162,086      37,660,018       9,635,146
  Unrealized appreciation
    (depreciation) of investments ..             --             --    (182,303,788)    102,305,846     (93,485,685)     79,320,773
                                       ------------   ------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS ...      6,333,890      3,392,759     (38,167,644)    185,183,818     (49,820,638)     95,735,573
                                       ------------   ------------   -------------   -------------   -------------   -------------
   Capital Transactions (Note 4):
  Net proceeds from sale of shares .    250,400,600     77,687,366     185,152,725      83,233,506     113,099,379     225,737,689
  Dividends reinvested .............      6,309,195      3,399,058     165,352,359      66,717,511      47,533,185      15,035,198
  Cost of shares redeemed ..........    189,416,525)   (88,269,347)   (261,962,171)  $(115,122,933)   (147,615,772    (148,970,349)
  Dividend distributions ...........     (6,309,195)    (3,399,058)   (165,352,359)    (66,717,511)    (47,533,185)    (15,035,198)
                                       ------------   ------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
ASSETS FROM CAPITAL SHARE
TRANSACTIONS .......................     60,984,075    (10,581,981)    (76,809,446)    (31,889,427)    (34,516,393)     76,767,340
                                       ------------   ------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS ..     67,317,965     (7,189,222)   (114,977,090)    153,294,391     (84,337,031)    172,502,913
NET ASSETS, BEGINNING OF YEAR ......     73,580,456     80,769,678     885,643,506     732,349,115     583,269,264     410,766,351
                                       ------------   ------------   -------------   -------------   -------------   -------------
NET ASSETS, END OF YEAR ............   $140,898,421   $ 73,580,456   $ 770,666,416   $ 885,643,506   $ 498,932,233   $ 583,269,264
                                       ============   ============   =============   =============   =============   =============
COMPONENTS OF NET ASSETS:
  Paid-in capital ..................   $140,765,997   $ 73,472,727   $ 527,429,423   $ 438,886,510   $ 402,584,384   $ 389,567,592
Accumulated undistributed net
  investment income (loss) .........        151,059        122,339      (2,852,745)     (2,856,016)         81,240          92,482
Accumulated undistributed net
  realized gain (loss)on investments        (18,635)       (14,610)     (3,688,244)     17,531,242     (12,551,119)     (8,694,223)
  Unrealized appreciation
  (depreciation) of investments ....             --             --     249,777,982     432,081,770     108,817,728     202,303,413
                                       ------------   ------------   -------------   -------------   -------------   -------------
NET ASSETS, END OF YEAR ............   $140,898,421   $ 73,580,456   $ 770,666,416   $ 885,643,506   $ 498,932,233   $ 583,269,264
                                       ============   ============   =============   =============   =============   =============


                                                    Mid-Cap Equity                                               Short-Term
                                                      Index Fund                   Bond Fund                      Bond Fund
                                            --------------------------  ----------------------------    ---------------------------
                                                 2000        1999(a)        2000            1999           2000           1999
                                            ------------  ------------  ------------    ------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income .................   $    910,162  $    275,981  $ 37,336,449    $ 32,777,301    $   715,227    $    932,650
  Net realized gain (loss) on investments      5,691,989       722,209     1,462,029        (732,183)           (10)        (79,368)
  Unrealized appreciation (depreciation)
    of investments ......................      1,201,185     1,830,469     4,096,082     (40,950,914)       172,976        (141,958)
                                            ------------  ------------  ------------    ------------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............      7,803,336     2,828,659    42,894,560      (8,905,796)       888,193         711,324
                                            ------------  ------------  ------------    ------------    -----------    ------------
Capital Transactions (Note 4):
  Net proceeds from sale of shares ......     74,233,662    52,496,765    68,706,790      74,048,382      4,723,205       3,737,066
  Dividends reinvested ..................      6,061,031       270,989    37,475,240      33,494,780        726,466         925,610
  Cost of shares redeemed ...............    (21,302,780)  (21,378,290)  (64,869,571)    (64,179,257)    (5,469,508)    (14,083,396)
  Dividend distributions ................     (6,061,031)     (270,989)  (37,475,240)    (33,494,780)      (726,466)       (925,610)
                                            ------------  ------------  ------------    ------------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS .............     52,930,882    31,118,475     3,837,219       9,869,125       (746,303)    (10,346,330)
                                            ------------  ------------  ------------    ------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS .......     60,734,218    33,947,134    46,731,779         963,329        141,890      (9,635,006)
NET ASSETS, BEGINNING OF PERIOD/YEAR ....     33,947,134            --   466,292,321     465,328,992     12,340,182      21,975,188
                                            ------------  ------------  ------------    ------------    -----------    ------------
NET ASSETS, END OF YEAR .................   $ 94,681,352  $ 33,947,134  $513,024,100    $466,292,321    $12,482,072    $ 12,340,182
                                            ============  ============  ============    ============    ===========    ============
COMPONENTS OF NET ASSETS:
  Paid-in capital .......................   $ 90,381,377  $ 31,389,464  $540,926,747    $499,614,288    $12,492,714    $ 12,512,551
  Accumulated undistributed net
    investment income (loss) ............         10,525         4,992      (753,632)       (791,947)         9,026          20,265
  Accumulated undistributed net
    realized gain (loss) on investments .      1,257,796       722,209    (4,251,110)     (5,536,033)       (86,486)        (86,476)
  Unrealized appreciation (depreciation)
    of investments ......................      3,031,654     1,830,469   (22,897,905)    (26,993,987)        66,818        (106,158)
                                            ------------  ------------  ------------    ------------    -----------    ------------
NET ASSETS, END OF YEAR .................   $ 94,681,352  $ 33,947,134  $513,024,100    $466,292,321    $12,482,072    $ 12,340,182
                                            ============  ============  ============    ============    ===========    ============

----------
(a)   For the period May 3, 1999  (Commencement  of  Operations) to December 31,
      1999.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                     Mid-Term
                                                     Bond Fund                Composite Fund             Aggressive Equity Fund
                                            -------------------------   ------------   ------------   -------------   ------------
                                                2000          1999          2000           1999            2000           1999
                                            -----------   -----------   ------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income .................   $   830,597   $   794,000   $ 11,822,078   $ 11,002,122   $   1,906,287   $     14,954
  Net realized gain (loss) on investments       (12,070)        2,624     42,074,462     16,247,481      52,465,466     21,546,315
  Unrealized appreciation (depreciation)
  of investments ........................      (187,875)     (606,489)   (55,616,939)    21,612,218     (60,187,966)    59,604,813
                                            -----------   -----------   ------------   ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............       630,652       190,135     (1,720,399)    48,861,821      (5,816,213)    81,166,082
                                            -----------   -----------   ------------   ------------   -------------   ------------
  Capital Transactions (Note 4):
  Net proceeds from sale of shares ......     5,155,644     3,463,522     31,538,952     12,591,610     162,396,998     52,349,524
  Dividends reinvested ..................       838,802       803,987     54,032,821     25,503,136      55,112,517         14,891
  Cost of shares redeemed ...............    (4,769,977)   (5,900,378)   (52,735,710)   (33,797,510)   (125,698,787)   (60,660,553)
  Dividend distributions ................      (838,802)     (803,987)   (54,032,821)   (25,503,136)    (55,112,517)       (14,891)
                                            -----------   -----------   ------------   ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS .............       385,667    (2,436,856)   (21,196,758    (21,205,900)     36,698,211     (8,311,029)
                                            -----------   -----------   ------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS .......     1,016,319    (2,246,721)   (22,917,157     27,655,921      30,881,998     72,855,053
NET ASSETS, BEGINNING OF YEAR ...........    13,183,583    15,430,304    363,857,268    336,201,347     278,267,882    205,412,829
                                            -----------   -----------   ------------   ------------   -------------   ------------
NET ASSETS, END OF YEAR .................   $14,199,902   $13,183,583   $340,940,111   $363,857,268   $ 309,149,880   $278,267,882
                                            ===========   ===========   ============   ============   =============   ============
Components of Net Assets:
  Paid-in capital .......................   $16,139,469   $14,915,000   $344,275,881   $311,439,818   $ 281,674,040   $189,863,312
  Accumulated undistributed net
    investment income (loss) ............       (72,311)      (64,106)       725,146        695,713          16,619        (10,389)
  Accumulated undistributed net realized
    gain (loss) on investments ..........    (1,195,942)   (1,183,872)    (2,548,278)    (2,382,564)     (3,128,175)    (2,360,403)
  Unrealized appreciation (depreciation)
    of investments ......................      (671,314)     (483,439)    (1,512,638)    54,104,301      30,587,396     90,775,362
                                            -----------   -----------   ------------   ------------   -------------   ------------
NET ASSETS, END OF YEAR .................   $14,199,902   $13,183,583   $340,940,111   $363,857,268   $ 309,149,880   $278,267,882
                                            ===========   ===========   ============   ============   =============   ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                              FINANCIAL HIGHLIGHTS

      Income from investment operations and distributions per share for a Fund share outstanding throughout each of the five years ended December 31, 2000, (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to the Funds are presented below.

                                                                                              Money Market Fund
                                                                            ------------------------------------------------------
                                                                                          Years Ended December 31,
                                                                            ------------------------------------------------------
                                                                             2000        1999        1998        1997        1996
                                                                            ------      ------      ------      ------      ------
Net Asset Value, Beginning of Year ....................................     $ 1.19      $ 1.18      $ 1.18      $ 1.19      $ 1.18
                                                                            ------      ------      ------      ------      ------
Income From Investment Operations:
  Net Investment Income ...............................................       0.07        0.06        0.06        0.07        0.06

  Net Gains or (Losses) on Securities realized and unrealized .........         --          --          --          --          --
                                                                            ------      ------      ------      ------      ------
Total From Investment Operations ......................................       0.07        0.06        0.06        0.07        0.06
                                                                            ------      ------      ------      ------      ------
Less: Dividend Distributions:
  From Net Investment Income ..........................................      (0.06)      (0.05)      (0.06)      (0.08)      (0.05)
                                                                            ------      ------      ------      ------      ------
Total Distributions ...................................................      (0.06)      (0.05)      (0.06)      (0.08)      (0.05)
                                                                            ------      ------      ------      ------      ------
Net Asset Value, End of Year ..........................................     $ 1.20      $ 1.19      $ 1.18      $ 1.18      $ 1.19
                                                                            ======      ======      ======      ======      ======
Total Return (%) ......................................................        6.2         5.1         5.4         5.5         5.3

Net Assets, End of Year ($ millions) ..................................        141          74          81          68          78

Ratio of Expenses to Average Net Assets (%) ...........................       0.25        0.25        0.25        0.25        0.25

Ratio of Net Investment Income to Average Net Assets (%) ..............       6.17        4.93        5.26        5.32        5.21

Portfolio Turnover Rate(a) ............................................        N/A         N/A         N/A         N/A         N/A

----------
(a) Portfolio turnover rate excludes all short-term securities.
N/A=Not Applicable.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                             All America Fund
                                                                            --------------------------------------------------
                                                                                         Years Ended December 31,
                                                                            --------------------------------------------------
                                                                             2000       1999       1998       1997       1996
                                                                            ------     ------     ------     ------     ------
Net Asset Value, Beginning of Year .....................................    $ 3.37     $ 2.90     $ 2.71     $ 2.44     $ 2.13
                                                                            ------     ------     ------     ------     ------
Income From Investment Operations:
  Net Investment Income ................................................      0.03       0.02       0.03       0.03       0.03

  Net Gains or (Losses) on Securities realized and unrealized ..........     (0.19)      0.72       0.54       0.62       0.41
                                                                            ------     ------     ------     ------     ------
Total From Investment Operations .......................................     (0.16)      0.74       0.57       0.65       0.44
                                                                            ------     ------     ------     ------     ------
Less Dividend Distributions:
  From Net Investment Income ...........................................     (0.02)     (0.03)     (0.03)     (0.03)     (0.03)

  From Capital Gains ...................................................     (0.65)     (0.24)     (0.35)     (0.35)     (0.10)
                                                                            ------     ------     ------     ------     ------

Total Distributions ....................................................     (0.67)     (0.27)     (0.38)     (0.38)     (0.13)
                                                                            ------     ------     ------     ------     ------

Net Asset Value, End of Year ...........................................    $ 2.54     $ 3.37     $ 2.90     $ 2.71     $ 2.44
                                                                            ======     ======     ======     ======     ======

Total Return (%) .......................................................      -5.0       25.8       21.3       26.8       20.7

Net Assets, End of Year ($ millions) ...................................       771        886        732        700        637

Ratio of Expenses to Average Net Assets (%) ............................      0.50       0.50       0.50       0.50       0.50

Ratio of Net Investment Income to Average Net Assets (%) ...............      0.64       0.73       0.84       0.98       1.26

Portfolio Turnover Rate (%)(a) .........................................     90.00      30.03      40.47      28.64      28.35

----------
(a) Portfolio turnover rate excludes all short-term securities.


                                       46

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                                             Mid-Cap Equity
                                                                   Equity Index Fund                           Index Fund
                                                         -----------------------------------------------    ----------------
                                                                           Years Ended December 31,
                                                         -------------------------------------------------------------------
                                                          2000      1999      1998      1997      1996       2000     1999(b)
                                                         ------    ------    ------    ------    -------    ------    ------
Net Asset Value, Beginning of Period/Year ............   $ 2.88    $ 2.45    $ 2.08    $ 1.59    $  1.35    $ 1.11    $ 1.00
                                                         ------    ------    ------    ------    -------    ------    ------
Income From Investment Operations:
  Net Investment Income ..............................     0.06      0.03      0.03      0.03       0.03      0.02      0.01
                                                         ------    ------    ------    ------    -------    ------    ------
  Net Gains or (Losses) on Securities
    realized and unrealized ..........................    (0.32)     0.48      0.54      0.50       0.27      0.17      0.11
                                                         ------    ------    ------    ------    -------    ------    ------

Total From Investment Operations .....................    (0.26)     0.51      0.57      0.53       0.30      0.19      0.12
                                                         ------    ------    ------    ------    -------    ------    ------
Less Dividend Distributions:
  From Net Investment Income .........................    (0.03)    (0.03)    (0.03)    (0.03)     (0.03)    (0.01)    (0.01)

  From Capital Gains .................................    (0.22)    (0.05)    (0.17)    (0.01)     (0.03)    (0.08)       --
                                                         ------    ------    ------    ------    -------    ------    ------

Total Distributions ..................................    (0.25)    (0.08)    (0.20)    (0.04)     (0.06)    (0.09)    (0.01)
                                                         ======    ======    ======    ======    =======    ======    ======

Net Asset Value, End of Period/Year ..................   $ 2.37    $ 2.88    $ 2.45    $ 2.08    $  1.59    $ 1.21    $ 1.11
                                                         ======    ======    ======    ======    =======    ======    ======

Total Return (%) .....................................     -9.0      20.6      28.6      33.1       22.7      16.7      11.8

Net Assets, End of Period/Year ($ millions) ..........      499       583       411       237        102        95        34

Ratio of Expenses to Average Net Assets (%) ..........     0.13      0.13      0.13      0.13       0.13      0.13      0.13(a)

Ratio of Net Investment Income to

  Average Net Assets (%) .............................     1.09      1.34      1.57      1.86       2.19      1.65      1.70(a)

Portfolio Turnover Rate (%)(c) .......................    10.78      6.89     11.68     14.17       5.85     50.10     31.67

----------
(a) Annualized.
(b) Commenced operations May 3, 1999.
(c) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                                Bond Fund
                                                                            --------------------------------------------------
                                                                                        Years Ended December 31,
                                                                            --------------------------------------------------
                                                                             2000       1999       1998       1997       1996
                                                                            ------     ------     ------     ------     ------
Net Asset Value, Beginning of Year .....................................    $ 1.30     $ 1.42     $ 1.43     $ 1.38     $ 1.43
                                                                            ------     ------     ------     ------     ------

Income From Investment Operations:

  Net Investment Income ................................................      0.15       0.10       0.10       0.09       0.09

  Net Gains or (Losses) on Securities realized and unrealized ..........     (0.04)     (0.12)        --       0.06      (0.04)
                                                                            ------     ------     ------     ------     ------

Total From Investment Operations .......................................      0.11      (0.02)      0.10       0.15       0.05
                                                                            ------     ------     ------     ------     ------

Less Dividend Distributions:

  From Net Investment Income ...........................................     (0.10)     (0.10)     (0.10)     (0.09)     (0.09)

  From Capital Gains ...................................................        --         --      (0.01)     (0.01)     (0.01)
                                                                            ------     ------     ------     ------     ------

Total Distributions ....................................................     (0.10)     (0.10)     (0.11)     (0.10)     (0.10)
                                                                            ------     ------     ------     ------     ------

Net Asset Value, End of Year ...........................................    $ 1.31     $ 1.30     $ 1.42     $ 1.43     $ 1.38
                                                                            ======     ======     ======     ======     ======

Total Return (%) .......................................................       8.9       -1.9        7.2       10.4        3.5

Net Assets, End of Year ($ millions) ...................................       513        466        465        414        329

Ratio of Expenses to Average Net Assets (%) ............................      0.50       0.50       0.50       0.50       0.50

Ratio of Net Investment Income to Average Net Assets (%) ...............      7.40       7.11       6.73       6.69       6.70

Portfolio Turnover Rate (%)(a) .........................................     18.42      29.32      21.60      57.71      30.14

----------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                  Short-Term Bond Fund                        Mid-Term Bond Fund
                                       ------------------------------------------   -------------------------------------------
                                                Years Ended December 31,                   Years Ended December 31,
                                       ------------------------------------------   -------------------------------------------
                                        2000     1999     1998     1997     1996     2000     1999     1998     1997      1996
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Net Asset Value, Beginning of Year ..  $ 0.99   $ 1.03   $ 1.02   $ 1.03   $ 1.02   $ 0.87   $ 0.91   $ 0.90   $ 0.90   $  1.00
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------   -------

Income From Investment Operations:
  Net Investment Income .............    0.09     0.09     0.05     0.07     0.04     0.08     0.05     0.05     0.05      0.14

  Net Gains or (Losses) on Securities
    realized and unrealized .........   (0.01)   (0.04)    0.01    (0.01)    0.01    (0.05)   (0.04)    0.01     0.01     (0.10)
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Total From Investment Operations ....    0.08     0.05     0.06     0.06     0.05     0.03     0.01     0.06     0.06      0.04
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Less Dividend Distributions:
  From Net Investment Income ........   (0.06)   (0.09)   (0.05)   (0.07)   (0.04)   (0.05)   (0.05)   (0.05)   (0.06)    (0.14)

  From Capital Gains ................      --       --       --       --       --       --       --       --       --        --
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Total Distributions .................   (0.06)   (0.09)   (0.05)   (0.07)   (0.04)   (0.05)   (0.05)   (0.05)   (0.06)    (0.14)
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Net Asset Value, End of Year ........  $ 1.01   $ 0.99   $ 1.03   $ 1.02   $ 1.03   $ 0.85   $ 0.87   $ 0.91   $ 0.90   $  0.90
                                       ======   ======   ======   ======   ======   ======   ======   ======   ======   =======
Total Return (%) ....................     7.8      4.2      5.7      6        4.9      4.8      1.4      6.4      7.3       3.9

Net Assets, End of Year ($ millions)       12       12       22       15       16       14       13       15       15        13

Ratio of Expenses to Average
  Net Assets (%) ....................    0.50     0.50     0.50     0.50     0.50     0.50     0.50     0.50     0.50      0.50

Ratio of Net Investment Income to
  Average Net Assets (%) ............    6.10     5.48     5.46     5.81     5.42     6.26     5.75     5.76     5.87       5.8

Portfolio Turnover Rate (%)(a) ......   45.01    44.68    91.35    74.95     6.68    10.57    10.28    23.09    12.89    144.55

----------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                       Composite Fund                         Aggressive Equity Fund
                                        -------------------------------------------  ---------------------------------------------
                                                   Years Ended December 31,                  Years Ended December 31,
                                        -------------------------------------------  ---------------------------------------------
                                          2000     1999     1998     1997     1996     2000      1999     1998      1997     1996
                                        -------   ------   ------  -------   ------  -------   -------   -------   ------  -------
Net Asset Value, Beginning of Year ..   $  1.91   $ 1.78   $ 1.62  $  1.77   $ 1.81  $  2.16   $  1.51   $  1.61   $ 1.47  $  1.35
                                        -------   ------   ------  -------   ------  -------   -------   -------   ------  -------
Income From Investment Operations:
  Net Investment Income .............      0.10     0.06     0.07     0.07     0.07     0.01        --        --     0.01     0.01

  Net Gains or (Losses) on Securities
    realized and unrealized .........     (0.11)    0.21     0.17     0.24     0.14    (0.04)     0.65     (0.09)    0.31     0.36
                                        -------   ------   ------  -------   ------  -------   -------   -------   ------  -------
Total From Investment Operations ....     (0.01)    0.27     0.24     0.31     0.21    (0.03)     0.65     (0.09)    0.32     0.37
                                        -------   ------   ------  -------   ------  -------   -------   -------   ------  -------
Less Dividend Distributions:
  From Net Investment Income ........     (0.07)   (0.06)   (0.07)   (0.07)   (0.08)   (0.01)       --        --    (0.01)   (0.01)

  From Capital Gains ................     (0.23)   (0.08)   (0.01)   (0.39)   (0.17)   (0.36)       --     (0.01)   (0.17)   (0.24)
                                        -------   ------   ------  -------   ------  -------   -------   -------   ------  -------
Total Distributions .................     (0.30)   (0.14)   (0.08)   (0.46)   (0.25)   (0.37)       --     (0.01)   (0.18)   (0.25)
                                        -------   ------   ------  -------   ------  -------   -------   -------   ------  -------
Net Asset Value, End of Year ........   $  1.60 $   1.91   $ 1.78  $  1.62   $ 1.77  $  1.76   $  2.16   $  1.51   $ 1.61  $  1.47
                                        =======   ======   ======  =======   ======  =======   =======   =======   ======  =======
Total Return (%) ....................      -0.5     15.2     14.5     17.7     11.9     -1.2      43.3      -5.1     21.2     27.1

Net Assets, End of Year ($ millions)        341      364      336      305      283      309       278       205      287      136

Ratio of Expenses to Average
  Net Assets (%) ....................      0.50     0.50     0.50     0.50     0.50     0.85      0.85      0.85     0.85     0.85

Ratio of Net Investment Income
  to Average Net Assets (%) .........      3.36     3.23     3.68     3.57     3.63     0.61      0.01      0.18     0.33     0.45

Portfolio Turnover Rate (%)(a) ......    161.01    99.41    73.85   104.04    69.79   162.44    134.62    144.05    80.94   103.68

----------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and Mutual of America Life's indirect wholly-owned subsidiary, The American Life Insurance Company of New York ("American Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently nine Funds: a Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, and Aggressive Equity Fund.

      Investment Company shares are sold only to Mutual of America Life and American Life for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies issued by these companies. As of December 31, 2000, Mutual of America Life owned 99.95%, and American Life .05%, respectively, of the Investment Company's aggregate outstanding shares.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      In 2000, the Financial Accounting Standards Board (FASB) deferred the effective date of Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities". The Investment Company will be required to adopt implementation of SFAS No. 133 and related SFAS No. 138 effective January 1, 2001. Implementation, however, is not expected to have a material impact on its financial position or results of operations.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which is in conformity with accounting principles generally accepted in the United States:

      Security Valuation -- Investment securities are valued as follows:

            Stocks listed on national security exchanges and certain over-the-counter issues quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last sale price, or, if no sale, at the latest available bid price.

            Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

            Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                    NOTES TO FINANCIAL STATEMENTS (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

      Security Transactions -- Security transactions are recorded based on the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

      Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk.

      Investment Income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

      Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. EXPENSES

      The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund.

      Under Sub-Advisory Agreements, the Adviser has delegated a portion of its investment advisory responsibilities for the All America Fund to subadvisers and pays the subadvisers directly for their investment advisory services. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreements.

      The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds of the Investment Company to the Adviser. The Adviser may discontinue this practice at any time.

      A Sub-Advisor placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $157,804 or 4.6% of the Investment Company's total commissions.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. PURCHASES AND SALES

      The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures for the year ended December 31, 2000 was as follows:

                                                                                                      Mid-Cap
                                                             All America        Equity Index        Equity Index            Bond
                                                                Fund                Fund                Fund                Fund
                                                            ------------        ------------        ------------        ------------
Cost of investment purchases .......................        $753,754,324        $ 58,481,684        $ 73,158,488        $139,854,491
                                                            ============        ============        ============        ============
Proceeds from sales of investments .................        $801,668,822        $ 78,252,034        $ 24,333,390        $ 89,132,903
                                                            ============        ============        ============        ============

                                                             Short-Term           Mid-Term           Composite          Aggressive
                                                             Bond Fund            Bond Fund             Fund            Equity Fund
                                                            ------------        ------------        ------------        ------------
Cost of investment purchases .......................        $  6,523,328        $  1,309,010        $536,657,336        $450,300,756
                                                            ============        ============        ============        ============
Proceeds from sales of investments .................        $  4,858,081        $  1,420,530        $561,979,379        $451,573,249
                                                            ============        ============        ============        ============

      The cost of short-term security purchases for the Money Market Fund for the period was $1,117,931,256; net proceeds from sales and redemptions for the period was $1,057,079,200.

      At December 31, 2000 the net unrealized appreciation (depreciation) of investments based on cost, which was substantially the same for Federal income tax purposes, was as follows:

                                                                                                        Mid-Cap
                                                        Money         All America     Equity Index    Equity Index        Bond
                                                     Market Fund          Fund            Fund            Fund            Fund
                                                     -----------      ------------    ------------    ------------    ------------
Aggregate gross unrealized appreciation ..........    $       --      $299,572,784    $151,574,584    $ 11,135,075    $  7,883,706
Aggregate gross unrealized depreciation ..........            --        49,794,802      42,756,857       8,103,421      30,781,611
                                                      ----------      ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation) .......    $       --      $249,777,982    $108,817,728    $  3,031,654    $(22,897,905)
                                                      ==========      ============    ============    ============    ============

                                               Short-Term     Mid-Term      Composite      Aggressive
                                               Bond Fund     Bond Fund        Fund        Equity Fund
                                               ----------   ----------    ------------    ------------
Aggregate gross unrealized appreciation ....   $  130,858   $   61,123    $ 18,081,587    $ 44,492,670

Aggregate gross unrealized depreciation ....       64,040      732,437      19,594,225      13,905,274
                                               ----------   ----------    ------------    ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)..   $   66,818   $ (671,314)   $ (1,512,638)   $ 30,587,396
                                               ==========   ==========    ============    ============

4. CAPITAL SHARE ACTIVITY

      The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Shares are currently allocated into the nine series of Funds as follows:

                                                        Authorized No. of Shares
                                                        ------------------------

     Money Market Fund ...............................         175,000,000
     All America Fund ................................         500,000,000
     Equity Index Fund ...............................         275,000,000
     Mid-Cap Equity Index Fund .......................         150,000,000
     Bond Fund .......................................         425,000,000
     Short-Term Bond Fund ............................          50,000,000
     Mid-Term Bond Fund ..............................          75,000,000
     Composite Fund ..................................         300,000,000
     Aggressive Equity Fund ..........................         500,000,000
                                                             -------------
         Sub-Total ...................................       2,450,000,000
     Shares to be allocated at the discretion of
       the Board of Directors ........................         550,000,000
                                                             -------------
         Total .......................................       3,000,000,000
                                                             =============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4. CAPITAL SHARE ACTIVITY (CONTINUED)

Transactions in shares were as follows:

                                              For the Year Ended December 31, 2000
                                   ---------------------------------------------------------
                                                                                  Mid-Cap
                                   Money Market   All America   Equity Index    Equity Index
                                       Fund          Fund          Fund             Fund
                                   ------------   ----------    -----------    ------------
Shares issued .................... 203,990,583    53,663,517    40,099,189     60,343,731
Shares issued to shareholders as
  reinvestment of dividends ......   5,238,322    63,141,755    19,925,652      4,968,459
                                   -----------   -----------    ----------     ----------
Total ............................ 209,228,905   116,805,272    60,024,841     65,312,190
Shares redeemed .................. 154,270,167    75,889,320    52,221,946     17,400,220
                                   -----------   -----------    ----------     ----------
Net increase (decrease) ..........  54,958,738    40,915,952     7,802,895     47,911,970
                                   ===========   ===========    ==========     ==========

                                                                For the Year Ended December 31, 2000
                                           --------------------------------------------------------------------------------
                                              Bond           Short-Term        Mid-Term         Composite       Aggressive
                                              Fund           Bond Fund         Bond Fund          Fund          Equity Fund
                                           -----------      -----------       -----------      -----------      -----------
Shares issued ...........................   51,809,688        4,603,778         5,838,625       16,652,862       71,595,986
Shares issued to shareholders as
  reinvestment of dividends .............   28,564,191          720,302           981,290       33,540,328       31,396,553
                                           -----------      -----------       -----------      -----------      -----------
Total ...................................   80,373,879        5,324,080         6,819,915       50,193,190      102,992,539
Shares redeemed .........................   47,929,853        5,370,273         5,423,994       27,735,785       55,623,331
                                           -----------      -----------       -----------      -----------      -----------
Net increase (decrease) .................   32,444,026          (46,193)        1,395,921       22,457,405       47,369,208
                                           ===========      ===========       ===========      ===========      ===========

                                                                                                       For the Period
                                                                                                         May 3, 1999
                                                                                                        (Commencement
                                                                                                      of Operations) to
                                                     For the Year Ended December 31, 1999             December 31, 1999
                                             -----------------------------------------------------    -----------------
                                                                                                           Mid-Cap
                                             Money Market         All America         Equity Index       Equity Index
                                                Fund                 Fund                Fund               Fund
                                             -----------          -----------         ------------       ------------
Shares issued ..........................      63,634,312           26,871,914          85,556,238        51,089,629
Shares issued to shareholders as
  reinvestment of dividends ............       2,863,402           19,858,138           5,218,940           244,467
                                             -----------          -----------         -----------       -----------
Total ..................................      66,497,714           46,730,052          90,775,178        51,334,096
Shares redeemed ........................      72,686,300           36,650,147          55,873,134        20,709,447
                                             -----------          -----------         -----------       -----------
Net increase (decrease) ................      (6,188,586)          10,079,905          34,902,044        30,624,649
                                             ===========          ===========         ===========       ===========

                                                                         For the Year Ended December 31, 1999
                                                  ---------------------------------------------------------------------------------
                                                     Bond           Short-Term        Mid-Term          Composite       Aggressive
                                                     Fund           Bond Fund         Bond Fund           Fund          Equity Fund
                                                  -----------      -----------       -----------       -----------      -----------
Shares issued ..............................       52,627,528        3,533,532         3,777,841         6,838,024       31,324,123
Shares issued to shareholders as
  reinvestment of dividends ................       25,821,845          931,780           927,940        13,403,919            6,890
                                                  -----------      -----------       -----------       -----------      -----------
Total ......................................       78,449,373        4,465,312         4,705,781        20,241,943       31,331,013
Shares redeemed ............................       45,614,884       13,384,219         6,441,747        18,269,859       38,746,093
                                                  -----------      -----------       -----------       -----------      -----------
Net increase (decrease) ....................       32,834,489       (8,918,907)       (1,735,966)        1,972,084       (7,415,080)
                                                  ===========      ===========       ===========       ===========      ===========

5. DIVIDENDS

      On December 29, 2000 dividend distributions were declared for each of the Funds from net realized gains on investment transactions and net investment income. Additionally, on September 15, 2000 the remaining required distributions relating to the 1999 Internal Revenue Sec. 855 (a) elections were declared for each of the Funds and paid on September 15, 2000. All dividend distributions are immediately reinvested in additional shares of each respective Fund.

                                                                                                        Mid-Cap
                                                Money Market       All America      Equity Index      Equity Index         Bond
                                                   Fund               Fund             Fund               Fund             Fund
                                                ------------      ------------      ------------      ------------      ------------
Net investment income ....................      $  6,309,195      $  5,532,787      $  6,016,271      $    904,629      $ 37,298,134
Net realized capital gains ...............                --       159,819,572        41,516,914         5,156,402           177,106
                                                ------------      ------------      ------------      ------------      ------------
Total dividends ..........................      $  6,309,195      $165,352,359      $ 47,533,185      $  6,061,031      $ 37,475,240
                                                ============      ============      ============      ============      ============
Increase in number of shares .............         5,238,322        63,141,755        19,925,652         4,968,459        28,625,739
                                                ============      ============      ============      ============      ============

                                                                   Short-Term        Mid-Term           Composite       Aggressive
                                                                     Fund            Bond Fund            Fund          Equity Fund
                                                                  ------------      ------------       -----------      ------------
Net investment income ..........................                  $    726,466      $    838,802       $11,792,645      $  1,879,279
Net realized capital gains .....................                            --                --        42,240,176        53,233,238
                                                                  ------------      ------------       -----------      ------------
TOTAL DIVIDENDS ................................                  $    726,466      $    838,802       $54,032,821      $ 55,112,517
                                                                  ============      ============       ===========      ============
Increase in number of shares ...................                       720,302           981,290        33,540,328        31,396,553
                                                                  ============      ============       ===========      ============

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To The Board of Directors and Shareholders of Mutual of America Investment Corporation:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Investment Corporation (comprising, respectively, the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds) as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Corporation's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian and brokers; when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Mutual of America Investment
Corporation as of December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Andersen LLP

New York, New York
February 20, 2001

      MUTUAL OF AMERICA
      LIFE INSURANCE COMPANY

      THE AMERICAN LIFE
      INSURANCE COMPANY OF NEW YORK

      A SUBSIDIARY OF MUTUAL OF AMERICA LIFE INSURANCE COMPANY

      MUTUAL OF AMERICA LIFE INSURANCE COMPANY IS A REGISTERED
      BROKER-DEALER AND DISTRIBUTES THE VARIABLE PRODUCTS OF
      THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

      320 PARK AVENUE
      NEW YORK, NY 10022-6839

      www.mutualofamerica.com